UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	04/30/08

Item 1. Reports to Stockholders.

April 30, 2008

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Supplemental Information

Proxy Voting and Form N-Q Information	24

Expense Examples	24

Portfolio Holdings	25

Trustee and Officer Information	26

Advisory Contract Renewal	29

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

•  Traditional government spending is expected to remain healthy

•  Consumer Price Index (CPI) increases have been relatively modest

•  Earnings growth is expected to turn positive in the second half of the year

•  Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

3

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President of the Victory Funds. David resigned as President of the Victory Funds in May in conjunction with his appointment to the Victory Portfolios Board of Trustees. We also welcome two new Trustees to the Victory Portfolios, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Mike Policarpo

President
The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Institutional Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Certificates of Deposit (16.2%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$18,000	$18,320
Bank of Scotland PLC NY, 2.73%, 9/15/08	17,000	17,000
Barclays Bank PLC NY, 2.88%, 9/10/08	18,000	18,000
Bayerische Landesbank NY, 3.06%, 8/27/08	12,000	12,000
Credit Suisse NY, 5.44%, 6/19/08	20,000	20,000
Deutsche Bank NY, 3.04%, 5/1/08	18,000	18,000
Landesbank Hessen — Thueringen Girozentrale, 2.74%, 9/15/08	16,000	16,000
Marshall & Ilsley Bank, 3.01% (a), 5/17/09, Callable 5/16/08 @ 100	20,000	20,000
National City Bank, 3.06%, 8/27/08	18,000	18,000
Natixis NY Branch
3.03%, 6/11/08	16,000	16,000
2.90% (a), 4/1/10	17,000	17,000
PNC Bank N.A., 3.13% (a), 2/23/09	18,000	17,992
Royal Bank of Scotland NY, 2.76% (a), 7/11/08	30,000	30,000
Societe Generale NY, 2.72% (a), 7/3/08	47,000	47,000
UBS AG Stamford CT, 2.87%, 9/4/08	18,000	18,000
Total Certificates of Deposit (Amortized Cost $303,312)		303,312
Commercial Paper (4.8%)
BNP Paribas Finance, Inc., 2.47% (b), 5/1/08	90,000	90,000
Total Commercial Paper (Amortized Cost $90,000)		90,000
Corporate Bonds (16.3%)
Allstate Life Global Funding Trust, 3.33% (a), 3/20/09, MTN	17,000	17,000
American Express Credit Co., Series B, 2.80% (a), 4/6/09, MTN	11,000	10,899
Bank of America N.A., 3.21% (a), 6/3/09, Callable 5/3/08 @ 100	15,000	15,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	17,800	17,715
Cheyne Finance LLC, 5.09% (a), MTN (c) (d) (e)	12,256	10,421
Citigroup, Inc., 6.20%, 3/15/09	10,000	10,173
Comerica Bank, 2.79% (a), 6/19/08	25,500	25,500
General Electric Capital Corp., Series A, 2.77% (a), 1/5/09, MTN	9,600	9,619
Hartford Life Global Funding, 3.07% (a), 4/15/09, MTN	25,000	25,000
JP Morgan Chase & Co., Series C, 2.72% (a), 4/3/09, MTN	18,000	17,997
MassMutual Global Funding LLC, 2.85% (a), 3/19/09 (f)	18,000	18,000
Metropolitan Life Global Funding, 2.96% (a), 5/8/09 (f)	20,000	20,000
Pacific Life Global Funding, 3.32% (a), 3/9/09 (f)	16,000	16,000
Premium Asset Trust 4-10, 2.88% (a), 2/15/09 (f)	25,000	24,919
Principal Life Income Funding Trust, 2.83% (a), 5/8/09, Callable 5/9/08 @ 100, MTN	17,000	17,000
Procter & Gamble International Finance, 3.14% (a), 2/19/09	9,500	9,500
Rabobank Nederland, 2.89% (a), 4/30/09 (f)	17,000	17,000
Toyota Motor Credit Corp., Series B
4.40%, 10/1/08, MTN	16,000	16,071
2.61% (a), 5/11/09, MTN	8,000	8,000
Total Corporate Bonds (Amortized Cost $307,649)		305,814

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value*
Repurchase Agreements (33.8%)
ABN Amro Bank NV, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $150,008, collateralized by U.S. Government Securities, 3.50%-5.55%, 2/12/10-7/15/36, market value $153,004)	$150,000	$150,000
Deutsche Bank Securities, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $150,008, collateralized by U.S. Government Securities 5.00%-7.00%, 12/1/11-4/1/38, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $150,008, collateralized by U.S. Government Securities 4.00%-7.00%, 5/1/13-4/1/38, market value $153,000)	150,000	150,000
Greenwich Partners LLC, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $150,008, collateralized by U.S. Government Securities 4.63%-6.63%, 12/19/08-9/15/09, market value $153,002)	150,000	150,000
UBS Warburg LLC, 1.98%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $32,002, collateralized by U.S. Government Securities 5.00%-6.00%, 3/1/21-9/1/33, market value $32,641)	32,000	32,000
Total Repurchase Agreements (Amortized Cost $632,000)		632,000
Time Deposit (4.8%)
Wells Fargo Bank N.A., Grand Cayman, 2.38%, 5/1/08	90,000	90,000
Total Time Deposit (Amortized Cost $90,000)		90,000
U.S. Government Agency Securities (23.8%)
Federal Home Loan Bank
2.19%, 3/17/09	25,000	25,000
3.00%, 3/27/09, Callable 6/11/08 @ 100	100,000	99,986
Series 1
2.39% (a), 2/19/09	85,000	85,000
2.41% (a), 6/18/08	10,000	10,000
2.46% (a), 3/26/09	85,000	85,000
3.11% (a), 8/5/09	15,000	15,002
Federal Home Loan Mortgage Corporation, 2.45%, 4/9/09, Callable 7/9/08 @ 100	25,000	24,995
Federal National Mortgage Association, 2.45% (a), 9/3/09	100,000	100,000
Total U.S. Government Agency Securities (Amortized Cost $444,983)		444,983
Total Investments (Amortized Cost $1,867,944) (g) — 99.7%		1,866,109
Other assets in excess of liabilities — 0.3%		5,315
NET ASSETS — 100.0%		$1,871,424

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

*  Value represents amortized cost except for security noted with footnote (c).

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Security is in default. This security is currently in the process of being restructured. See Note 6.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Cheyne Finance LLC, 5.09%, 11/5/07	10/24/06	$12,253	$12,256	$10,421	0.6%

(d)  Security is issued by a structured investment vehicle.

(e)  Supported by an Irrevocable Letter of Credit with KeyCorp as discussed more fully in Note 6 to the Notes to Financial Statements. The value presented reflects the fair value and represents 0.6% of net assets as of 4/30/08.

(f)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments
Federal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (17.6%)
Federal Home Loan Bank
4.50%, 11/5/08, Callable 5/5/08 @ 100	$25,000	$25,000
2.19%, 3/17/09	35,000	35,000
3.00%, 3/27/09, Callable 6/11/08 @ 100	120,000	119,983
Series 1, 3.11% (a), 8/5/09	25,000	25,004
Federal Home Loan Mortgage Corp.
4.30%, 12/12/08, Callable 6/12/08 @ 100	35,000	34,993
2.60%, 3/12/09, Callable 6/12/08 @ 100	50,000	49,996
2.45%, 4/9/09, Callable 7/9/08 @ 100	25,000	24,996
Federal National Mortgage Assoc., 5.01% (b), 5/30/08	20,000	19,919
Total U.S. Government Agency Securities (Amortized Cost $334,891)		334,891
Repurchase Agreements (82.3%)
ABN Amro Bank NV, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $425,023, Collateralized by U.S. Government Securities, 0.00%-6.00%, 2/15/09-6/1/37, market value $433,501)	425,000	425,000
Deutsche Bank Securities, 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $425,024, Collateralized by U.S. Government Securities, 4.42%-7.00%, 12/1/22-4/1/38, market value $433,500)	425,000	425,000
Goldman Sachs Group, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $200,011, Collateralized by U.S. Government Securities, 4.50%-8.00%, 12/1/16-4/1/38, market value $204,000)	200,000	200,000
Greenwich Partners LLC, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $425,023, Collateralized by U.S. Government Securities, 5.25%-7.25%, 1/15/10-4/18/16, market value $433,501)	425,000	425,000
UBS Warburg LLC, 1.98%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $94,505, Collateralized by U.S. Government Securities, 0.00%, 1/1/32-10/1/36, market value $96,392)	94,500	94,500
Total Repurchase Agreements (Amortized Cost $1,569,500)		1,569,500
Total Investments (Amortized Cost $1,904,391) (c) — 99.9%		1,904,391
Other assets in excess of liabilities — 0.1%		1,531
NET ASSETS — 100.0%		$1,905,922

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rate represents the effective yield at purchase.

(c)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

See notes to financial statements.

8

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at amortized cost (a)	$1,234,109	$334,891
Repurchase agreements, at value (b)	632,000	1,569,500
Total Investments	1,866,109	1,904,391
Cash	357	551
Interest receivable	8,228	2,221
Prepaid expenses	55	60
Total Assets	1,874,749	1,907,223
LIABILITIES:
Distributions payable	2,581	460
Accrued expenses and other payables:
Investment advisory fees	303	370
Administration fees	146	143
Custodian fees	23	21
Accounting fees	1	1
Transfer agent fees	53	47
Trustee fees	16	15
Shareholder servicing fees	55	109
Other accrued expenses	147	135
Total Liabilities	3,325	1,301
NET ASSETS:
Capital	1,872,839	1,905,932
Distributions in excess of net investment income	(33)	(38)
Accumulated net realized gains from investment transactions	453	28
Net unrealized appreciation (depreciation) on investments	(1,835)	—
Net Assets	$1,871,424	$1,905,922
Net Assets
Investor Shares	$1,685,789	$1,374,113
Select Shares	185,635	531,809
Total	$1,871,424	$1,905,922
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Investor Shares	1,687,176	1,374,119
Select Shares	185,800	531,811
Total	1,872,976	1,905,930
Net asset value, offering and redemption price per share:
Investor Shares	$1.00	$1.00
Select Shares	$1.00	$1.00

(a)  Except as noted on the Schedules of Portfolio Investments.

(b)  Value is equal to amortized cost.

See notes to financial statements.

9

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$36,359	$36,051
Total Income	36,359	36,051
Expenses:
Investment advisory fees	1,813	2,327
Administration fees	866	905
Shareholder servicing fees — Select Shares	302	686
Accounting fees	2	2
Custodian fees	142	148
Transfer agent fees	167	174
Transfer agent fees — Investor Shares	48	38
Transfer agent fees — Select Shares	11	17
Trustees' fees	70	74
Legal and audit fees	127	132
Other expenses	95	100
Total Expenses	3,643	4,603
Shareholder servicing fees waived	(1)	(2)
Net Expenses	3,642	4,601
Net Investment Income	32,717	31,450
Realized/Unrealized Gains (Losses) from Investment Transactions
Net realized gains from investment transactions	92	34
Net change in unrealized appreciation/depreciation on investments	(1,835)	—
Net realized/unrealized gains (losses) from investments	(1,743)	34
Net realized gains from Irrevocable Letter of Credit	362	—
Change in net assets resulting from operations	$31,336	$31,484

See notes to financial statements.

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The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$32,717	$84,448	$31,450	$78,762
Net realized gains (losses) from investment transactions	92	(1)	34	(2)
Net change in unrealized appreciation/depreciation on investments	(1,835)	—	—	—
Net realized gains from Irrevocable Letter of Credit	362	—	—	—
Net increase from payments by Adviser	—	1,173	—	1,223
Change in net assets resulting from operations	31,336	85,620	31,484	79,983
Distributions to shareholders:
From net investment income:
Investor Shares	(28,807)	(74,906)	(23,102)	(59,188)
Select Shares	(3,897)	(10,973)	(8,341)	(21,043)
Change in net assets resulting from distributions to shareholders	(32,704)	(85,879)	(31,443)	(80,231)
Change in net assets from capital transactions	49,371	313,300	52,391	256,639
Change in net assets	48,003	313,041	52,432	256,391
Net Assets:
Beginning of period	1,823,421	1,510,380	1,853,490	1,597,099
End of period	$1,871,424	$1,823,421	$1,905,922	$1,853,490
Distributions in excess of net investment income	$(33)	$(46)	$(38)	$(45)

See notes to financial statements.

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The Victory Portfolios   Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$3,440,869	$6,914,787	$5,833,628	$8,685,572
Dividends reinvested	6,297	18,510	19,471	53,117
Cost of shares redeemed	(3,397,068)	(6,648,772)	(5,835,298)	(8,525,222)
Total Investor Shares	50,098	284,525	17,801	213,467
Select Shares
Proceeds from shares issued	1,932,412	4,175,624	774,035	1,807,755
Dividends reinvested	3,268	8,195	7,882	19,089
Cost of shares redeemed	(1,936,407)	(4,155,044)	(747,327)	(1,783,672)
Total Select Shares	(727)	28,775	34,590	43,172
Change in net assets from capital transactions	$49,371	$313,300	$52,391	$256,639
Share Transactions:
Investor Shares
Issued	3,440,869	6,914,787	5,833,628	8,685,572
Reinvested	6,297	18,510	19,471	53,117
Redeemed	(3,397,068)	(6,648,772)	(5,835,298)	(8,525,222)
Total Investor Shares	50,098	284,525	17,801	213,467
Select Shares
Issued	1,932,412	4,175,624	774,035	1,807,754
Reinvested	3,268	8,195	7,882	19,089
Redeemed	(1,936,407)	(4,155,044)	(747,327)	(1,783,672)
Total Select Shares	(727)	28,775	34,590	43,171
Change in Shares	49,371	313,300	52,391	256,638

See notes to financial statements.

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The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.018	0.051		0.044	0.026	0.009	0.010
Net realized and unrealized gains (losses) on investments	— (a)	—	(a)	—	— (a)	—	—
Total from Investment Activities	0.018	0.051		0.044	0.026	0.009	0.010
Distributions:
Net investment income	(0.018)	(0.051)		(0.044)	(0.026)	(0.009)	(0.010)
Total Distributions	(0.018)	(0.051)		(0.044)	(0.026)	(0.009)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return (b)	1.78%	5.18	%(c)	4.54%	2.58%	0.95%	1.02%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,685,789	$1,636,897		$1,352,595	$1,247,290	$1,368,821	$1,239,415
Ratio of expenses to average net assets (d)	0.36%	0.37%		0.38%	0.37%	0.35%	0.32%
Ratio of net investment income to average net assets (d)	3.54%	4.97%		4.45%	2.53%	0.95%	1.02%
Ratio of expenses to average net assets (d) (e)	0.36%	0.37%		0.38%	0.41%	0.39%	0.37%
Ratio of net investment income to average net assets (d) (e)	3.54%	4.97%		4.45%	2.49%	0.91%	0.97%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.016	0.048		0.042	0.023	0.007	0.008
Net realized and unrealized gains (losses) on investments	— (a)	—	(a)	—	— (a)	—	—
Total from Investment Activities	0.016	0.048		0.042	0.023	0.007	0.008
Distributions:
Net investment income	(0.016)	(0.048)		(0.042)	(0.023)	(0.007)	(0.008)
Total Distributions	(0.016)	(0.048)		(0.042)	(0.023)	(0.007)	(0.008)
Net Asset Value, End of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return (b)	1.65%	4.91	%(c)	4.28%	2.32%	0.69%	0.77%
Ratios/Supplemental Data:
Net assets at end of period (000)	$185,635	$186,524		$157,785	$146,105	$132,775	$207,046
Ratio of expenses to average net assets (d)	0.61%	0.62%		0.63%	0.62%	0.60%	0.56%
Ratio of net investment income to average net assets (d)	3.23%	4.70%		4.24%	2.29%	0.65%	0.77%
Ratio of expenses to average net assets (d) (e)	0.61%	0.62%		0.63%	0.66%	0.64%	0.61%
Ratio of net investment income to average net assets (d) (e)	3.23%	4.70%		4.24%	2.25%	0.61%	0.72%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.016	0.050		0.044	0.025	0.009	0.010
Net realized gains (losses) on investments	— (a)	—	(a)	— (a)	— (a)	—	—
Total from Investment Activities	0.016	0.050		0.044	0.025	0.009	0.010
Distributions:
Net investment income	(0.016)	(0.050)		(0.044)	(0.025)	(0.009)	(0.010)
Total Distributions	(0.016)	(0.050)		(0.044)	(0.025)	(0.009)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return (b)	1.65%	5.07	%(c)	4.45%	2.48%	0.92%	0.98%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,374,113	$1,356,283		$1,142,994	$1,187,123	$994,342	$1,052,414
Ratio of expenses to average net assets (d)	0.40%	0.42%		0.43%	0.41%	0.35%	0.34%
Ratio of net investment income to average net assets (d)	3.29%	4.86%		4.35%	2.51%	0.92%	0.97%
Ratio of expenses to average net assets (d) (e)	0.40%	0.42%		0.43%	0.48%	0.44%	0.43%
Ratio of net investment income to average net assets (d) (e)	3.29%	4.86%		4.35%	2.44%	0.83%	0.88%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.015	0.047		0.041	0.022	0.007	0.007
Net realized gains (losses) on investments	— (a)	—	(a)	— (a)	— (a)	—	—
Total from Investment Activities	0.015	0.047		0.041	0.022	0.007	0.007
Distributions:
Net investment income	(0.015)	(0.047)		(0.041)	(0.022)	(0.007)	(0.007)
Total Distributions	(0.015)	(0.047)		(0.041)	(0.022)	(0.007)	(0.007)
Net Asset Value, End of Period	$1.000	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return (b)	1.52%	4.81	%(c)	4.18%	2.20%	0.67%	0.72%
Ratios/Supplemental Data:
Net assets at end of period (000)	$531,809	$497,207		$454,105	$340,625	$509,721	$567,573
Ratio of expenses to average net assets (d)	0.65%	0.67%		0.69%	0.67%	0.60%	0.59%
Ratio of net investment income to average net assets (d)	3.04%	4.61%		4.14%	2.12%	0.66%	0.72%
Ratio of expenses to average net assets (d) (e)	0.65%	0.67%		0.69%	0.75%	0.69%	0.68%
Ratio of net investment income to average net assets (d) (e)	3.04%	4.61%		4.14%	2.04%	0.57%	0.63%

(a)  Rounds to less than $0.001 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

16

Notes to Financial Statements

The Victory Portfolios  April 30, 2008

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 20 funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Funds are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about each Funds' derivative and hedging activities, including how such activities are accounted for and their effect on each Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Funds' financial statements and related disclosures.

17

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board of Trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board of Trustees to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board of Trustees will be convened to determine what action, if any, to initiate.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in

18

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2008, the Funds had no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds' net assets or result of operations.

Other:

Expenses that are directly related to a Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.015% of the first $10 billion of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") average daily net assets, 0.0113% of the Trusts' average net assets

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

between $10 billion and $12.5 billion and 0.0025% of the Trusts' average net assets greater than $12.5 billion. Prior to January 1, 2008, KeyBank received custodian fees computed at an annual rate of 0.017% of the first $15 billion on the Trusts' average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Under the terms of the Investment Advisory Agreement, the investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trust in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

The Institutional Money Market Fund entered into an irrevocable letter of credit with KeyCorp, an affiliate of the Adviser. Details of this transaction are located in footnote 6.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts, in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts, in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2008, affiliates of the Adviser earned $987 (amount in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Sub-Administrator, Distributor, Adviser or any sub-adviser, directly or

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this plan.

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. None of these payments has had, or is expected to have, a material effect on the net asset value of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets.

4.  Line of Credit:

The Trust participates in a short-term, demand note "Line of Credit" agreement with KeyCorp. affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2008, the Trust paid approximately $80 (amount in thousands) to KeyCorp for the Line of Credit fee. Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The Funds did not have any loans during the six months ended April 30, 2008.

5.  Federal Income Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$84,755
Federal Money Market Fund	80,230

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$61,829
Federal Money Market Fund	63,156

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions paid differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Institutional Money Market Fund	$7,403	$(7,447)	$(2)	$(46)
Federal Money Market Fund	6,573	(6,618)	(6)	(51)

As of October 31, 2007, the following Fund has net capital loss carry forwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amount in thousands):

	Expiration Year
	2013	2015	Total
Institutional Money Market Fund	$1	$1	$2
Federal Money Market Fund	4	2	6

6.  Market Events

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market's assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains high quality.

On August 28, 2007, Cheyne Finance LLC ("Cheyne"), a SIV in which the Institutional Money Market Fund (the "Fund") is invested, breached a financial covenant related to the market value of its underlying collateral. Cheyne subsequently became insolvent, causing its securities to become immediately due and payable. The Trust's Board, acting on the recommendation of VCM, and in the exercise of its business judgment, has agreed that it would not be in the best interests of the Fund or its shareholders to dispose of the Cheyne securities at this time.

For purposes of carrying out the monitoring procedures for Money Market Funds, as described in the Fund's Statement of Additional Information, the Fund has reduced the mark-to-market value of the Cheyne securities to an amount below par. This reduction has had minimal impact on the deviation between the Fund's mark-to-market net asset value and its $1.00 amortized cost price per share, and the Fund has continued to value the Cheyne securities in the Fund's portfolio at their amortized cost. For financial statement purposes, however, the Cheyne securities are disclosed at fair market value.

On November 16, 2007, KeyCorp established an irrevocable letter of credit for the benefit of the Fund so the Fund can maintain its AAAm S&P rating. The letter of credit required KeyCorp to contribute $7.5 million cash into a demand deposit account which the Fund can draw upon should certain triggering events occur (i.e. The NAV of the Fund declines below $0.9985, the Trust's Board determines that it is no longer in the Fund's best interest to hold the Cheyne securities or a restructuring or liquidation of Cheyne Finance) The Fund has drawn on the letter of credit four times in an amount totaling $744 (amount in thousands) through June 20, 2008. The Fund has recorded the Cheyne securities and the related credit support agreement at fair value for financial statement purposes.

On April 16, 2008 the Fund received a partial payment on the Cheyne securities. On June 17, 2008, Goldman Sachs Group Inc. and the SIV's appointed receivers, Deloitte & Touche LLP, announced a restructuring plan for Cheyne Finance (which has subsequently been renamed SIV Portfolio). The restructuring process is expected to begin on July 18, 2008.

22

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

The letter of credit originally expired on March 31, 2008 but was extended to December 31, 2008. Early termination may occur under certain conditions, including transfer of the Cheyne securities to KeyCorp, disposition of the Cheyne securities by the Fund, payment by KeyCorp of the entire amount of cash on deposit under the letter of credit or termination of the Fund's S&P rating.

7.  Subsequent Events:

Effective July 1, 2008, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trust, the Victory Variable Insurance Funds, and the Victory Institutional Funds (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective on or after July 1, 2008, the Line of Credit agreement between the Trusts and KeyCorp will also include the Victory Institutional Funds.

23

  Supplemental Information
The Victory Portfolios  April 30, 2008

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,017.80	$1.81	0.36%
Select Shares	1,000.00	1,016.50	3.06	0.61%
Federal Money Market Fund
Investor Shares	1,000.00	1,016.50	2.01	0.40%
Select Shares	1,000.00	1,015.20	3.26	0.65%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

24

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,023.07	$1.81	0.36%
Select Shares	1,000.00	1,021.83	3.07	0.61%
Federal Money Market Fund
Investor Shares	1,000.00	1,022.87	2.01	0.40%
Select Shares	1,000.00	1,021.63	3.27	0.65%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

25

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees (except as noted below) 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 56	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC (financial services consulting); President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 51	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton, 58	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	None.

Mr. John L. Kelly,† 55	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003)	None

Dr. Thomas F. Morrissey, 74	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor II Funds (18 portfolios).

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown,*† 36	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004)	None

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Thomas W. Bunn,*† 54	Trustee	May 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005)	None

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Board Consideration Disclosure for Institutional Money Market Funds

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 5, 2007. The Board also considered information relating to the Agreement at a meeting on October 24-25, 2007. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also determined, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed the following specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Institutional Money Markey Fund:

With respect to the Institutional Money Market Fund, the Board compared the Fund's 0.29% annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median management fee of 0.31% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.38% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the median expense ratio for the peer group of 0.34%. The Board then compared the Fund's Investor Class performance for the one-year, three

29

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

year, five-year and ten-year periods ended July 31, 2007, to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund had underperformed the Morningstar category average for only the one-year period.

Having concluded, among other things, that: (1) the Institutional Money Market Fund's management fee and expenses were within the range of management fees and expenses attributable to comparable funds; and (2) the Fund's performance in each of the periods over the past ten years had exceeded that of the peer group; the Board determined that it was in the best interest of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.34% annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median management fee of 0.37% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.43% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was lower than the median expense ratio for the peer group of 0.45%. The Board then compared the Fund's Investor Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had outperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fee and expenses were within the range of fees and expenses attributable to comparable mutual funds; and (2) the Fund's performance in each of the periods over the past ten years had exceeded that of the peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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37

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-FIMMF-SEMI (4/08)

April 30, 2008

Semi Annual Report

Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights	36

Notes to Financial Statements	38

Supplemental Information

Proxy Voting and Form N-Q Information	45

Expense Examples	45

Portfolio Holdings	46

Trustee and Officer Information	48

Advisory Contract Renewal	51

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

• Traditional government spending is expected to remain healthy

• Consumer Price Index (CPI) increases have been relatively modest

• Earnings growth is expected to turn positive in the second half of the year

• Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

3

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President of the Victory Funds. David resigned as President of the Victory Funds in May in conjunction with his appointment to the Victory Portfolios Board of Trustees. We also welcome two new Trustees to the Victory Portfolios, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Mike Policarpo

President

The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Government Reserves Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (102.5%)
Federal Farm Credit Bank
2.60% (a), 6/18/08	$5,000	$5,000
1.76% (a), 7/23/08	50,000	50,000
2.58% (a), 8/1/08	39,395	39,394
2.61% (a), 10/6/08	15,000	14,999
2.76% (a), 10/27/08	25,000	24,999
2.77% (a), 2/23/09	50,000	50,000
2.35% (a), 2/24/09	50,000	49,990
2.63% (a), 8/7/09	15,000	15,000
Total Federal Farm Credit Bank		249,382
Federal Home Loan Bank
1.77% (b), 5/1/08	36,610	36,610
2.14% (b), 5/2/08 – 5/14/08	20,530	20,525
2.13% (b), 5/7/08	100,000	99,964
2.05% (b), 5/9/08	30,000	29,986
2.06% (b), 5/16/08 – 5/23/08	203,069	202,852
2.03% (b), 5/21/08	45,000	44,949
2.91% (a), 5/28/08	50,000	50,023
5.13%, 6/13/08	25,000	25,087
2.41% (a), 6/18/08	25,000	24,999
4.50%, 11/5/08, Callable 5/5/08 @ 100	10,000	10,000
2.35% (a), 12/17/08	25,000	24,986
2.95% (a), 2/18/09	20,000	20,000
2.39% (a), 2/19/09	15,000	15,000
2.19%, 3/17/09	15,000	15,000
2.46% (a), 3/26/09	25,000	25,000
3.00%, 3/27/09, Callable 6/11/08 @ 100	50,000	49,993
2.48% (a), 4/16/09	40,000	40,000
3.11% (a), 8/5/09	15,000	15,002
Total Federal Home Loan Bank		749,976
Total U.S. Government Agency Securities (Amortized Cost $999,358)		999,358
Total Investments (Amortized Cost $999,358) (c) — 102.5%		999,358
Liabilities in excess of other assets — (2.5)%		(24,638)
NET ASSETS — 100.0%		$974,720

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rate represents the effective yield at purchase.

(c)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments
Prime Obligations Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (19.1%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$8,000	$8,142
Bank of Scotland PLC NY, 2.73%, 9/15/08	8,000	8,000
Barclays Bank PLC NY, 2.88%, 9/10/08	8,000	8,000
Bayerische Landesbank NY, 3.06%, 8/27/08	8,000	8,000
Canadian Imperial Bank of Commerce NY, 2.77% (a), 7/18/08	20,000	19,997
Credit Suisse NY, 5.44%, 6/19/08	11,000	11,000
Deutsche Bank NY, 3.04%, 5/1/08	9,000	9,000
Landesbank Hessen — Thueringen Girozentrale, 2.74%, 9/15/08	7,000	7,000
Marshall & Ilsley Bank, 3.01% (a), 5/17/09, Callable 5/16/08 @ 100	8,000	8,000
National City Bank, 3.06%, 8/27/08	9,000	9,000
Natixis NY Branch 3.03%, 6/11/08	8,000	8,000
2.90% (a), 4/1/10	8,000	8,000
PNC Bank N.A., 3.13% (a), 2/23/09	9,000	8,996
Royal Bank of Scotland NY, 2.76% (a), 7/11/08	20,000	20,000
Societe Generale NY, 2.72% (a), 7/3/08	28,000	28,000
UBS AG Stamford CT, 2.87%, 9/4/08	8,000	8,000
Total Certificates of Deposit (Amortized Cost $177,135)		177,135
Commercial Paper (4.3%)
BNP Paribas Finance, Inc., 2.47% (b), 5/1/08	40,000	40,000
Total Commercial Paper (Amortized Cost $40,000)		40,000
Corporate Bonds (16.1%)
Allstate Life Global Funding Trust, 3.33% (a), 3/20/09, MTN	8,000	8,000
American Express Credit Co., Series B, 2.80% (a), 4/6/09, MTN	6,000	5,945
Bank of America N.A., 3.21% (a), 4/3/09, Callable 5/3/08 @ 100	6,000	6,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	23,000	22,890
Cheyne Finance LLC, 5.09% (a), MTN (c)(d)	13,073	13,073
Hartford Life Global Funding, 3.07% (a), 4/15/09, MTN	15,000	15,000
JP Morgan Chase & Co., Series C, 2.72% (a), 4/3/09, MTN	8,000	7,999
MassMutual Global Funding LLC, 2.85% (a), 3/19/09 (e)	8,000	8,000
Metropolitan Life Global Funding, 2.96% (a), 5/8/09 (e)	12,000	12,000
Pacific Life Global Funding, 3.32% (a), 3/9/09 (e)	8,000	8,000
Premium Asset Trust 4-10, 2.88% (a), 2/15/09 (e)	15,000	14,951
Principal Life Income Funding Trust, 2.79% (a), 4/9/09, Callable 5/9/08 @ 100, MTN	8,000	8,000
Rabobank Nederland, 2.89% (a), 4/30/09 (e)	8,000	8,000
Toyota Motor Credit Corp., Series B 4.40%, 10/1/08, MTN	7,000	7,031
2.61% (a), 5/11/09, MTN	4,000	4,000
Total Corporate Bonds (Amortized Cost $148,889)		148,889

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Repurchase Agreements (34.5%)
ABN Amro Bank NV, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collateralized by U.S. Government Securities, 4.75%-5.50%, 4/24/09-12/29/16, market value $76,503)	$75,000	$75,000
Deutsche Bank Securities, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collateralized by U.S. Government Securities, 3.74%-7.50%, 12/1/22-4/1/38, market value $76,500)	75,000	75,000
Goldman Sachs Group, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collateralized by U.S. Government Securities, 4.00%-9.00%, 7/1/11-5/1/38, market value $76,500)	75,000	75,000
Greenwich Partners LLC, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collateralized by U.S. Government Securities, 5.25%, 5/21/09-4/18/16, market value $76,505)	75,000	75,000
UBS Warburg LLC, 1.98%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $20,001, collateralized by U.S. Government Securities, 5.50%-6.00%, 6/1/22-2/1/36, market value $20,404)	20,000	20,000
Total Repurchase Agreements (Amortized Cost $320,000)		320,000
U.S. Government Agency Securities (22.3%)
Federal Home Loan Bank
2.19%, 3/17/09	10,000	10,000
3.00%, 3/27/09, Callable 6/11/08 @ 100	50,000	49,993
Series 1 2.39% (a), 2/19/09	40,000	40,000
2.41% (a), 6/18/08	10,000	10,000
2.46% (a), 3/26/09	40,000	40,000
3.11% (a), 8/5/09	7,000	7,001
Federal National Mortgage Assoc., 2.45% (a), 9/3/09	50,000	50,000
Total U.S. Government Agency Securities (Amortized Cost $206,994)		206,994
Time Deposits (3.3%)
Wells Fargo Bank N.A., Grand Cayman, 2.38%, 5/1/08	30,000	30,000
Total Time Deposits (Amortized Cost $30,000)		30,000
Total Investments (Amortized Cost $923,018) (f) — 99.6%		923,018
Other assets in excess of liabilities — 0.4%		3,890
NET ASSETS — 100.0%		$926,908

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rate represents the effective yield at purchase.

(c)  Security is issued by a structured investment vehicle.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

(d)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Security is in default. This security is currently in the process of being restructured. See Note 7.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Cheyne Finance LLC, 5.09%,11/5/07	10/24/06	$13,069	$13,073	$13,073	1.4%

(e)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments
Financial Reserves Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (12.7%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$5,000	$5,089
Bank of Scotland PLC NY, 2.73%, 9/15/08	5,000	5,000
Barclays Bank PLC NY, 2.88%, 9/10/08	5,000	5,000
Bayerische Landesbank NY, 3.06%, 8/27/08	5,000	5,000
Canadian Imperial Bank of Commerce NY, 2.77% (a), 7/18/08	10,000	9,998
Credit Suisse NY, 5.44%, 6/19/08	5,000	5,000
Deutsche Bank NY, 3.04%, 5/1/08	5,000	5,000
Landesbank Hessen — Thueringen Girozentrale, 2.74%, 9/15/08	5,000	5,000
Marshall & Ilsley Bank, 3.01% (a), 5/17/09, Callable 5/16/08 @ 100	5,000	5,000
National City Bank, 3.06%, 8/27/08	`5,000	5,000
Natixis NY Branch
3.03%, 6/11/08	4,000	4,000
2.90% (a), 4/1/10	5,000	5,000
PNC Bank N.A., 3.13% (a), 2/23/09	5,000	4,998
Royal Bank of Scotland NY, 2.76% (a), 7/11/08	10,000	10,000
UBS AG Stamford CT, 2.87%, 9/4/08	5,000	5,000
Total Certificates of Deposit (Amortized Cost $84,085)		84,085
Commercial Paper (3.0%)
BNP Paribas Finance, Inc., 2.47% (b), 5/1/08	20,000	20,000
Total Commercial Paper (Amortized Cost $20,000)		20,000
Corporate Bonds (16.7%)
Allstate Life Global Funding Trust, 3.33% (a), 3/20/09, MTN	5,000	5,000
American Express Credit Co., Series B, 2.80% (a), 4/6/09, MTN	4,000	3,963
American Honda Finance
2.96% (a), 9/11/08, MTN (c)	5,500	5,500
2.96% (a), 9/18/08, MTN (c)	2,000	2,001
2.72% (a), 4/16/09, MTN (c)	6,500	6,490
Bank of America N.A., 3.21% (a), 5/1/09, Callable 5/3/08 @ 100	3,000	3,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	5,000	4,976
Cheyne Finance LLC, 5.09% (a), MTN (d) (e)	4,086	4,086
Citigroup, Inc., 6.20%, 3/15/09	7,671	7,804
Fort Mitchell Station Partners Ltd., 3.75% (a), 2/1/22, LOC Fifth Third Bank (c)	30	30
Hartford Life Global Funding, 3.07% (a), 4/15/09, MTN	10,000	10,000
JP Morgan Chase & Co., Series C, 2.72% (a), 4/3/09, MTN	5,000	4,999
MassMutual Global Funding LLC, 2.83% (a), 3/19/09 (c)	5,000	5,000
Merrill Lynch & Co.
2.92% (a), 5/27/08, MTN	5,000	4,999
Series B 3.13%, 7/15/08, MTN	2,139	2,129
Metropolitan Life Global Funding, 2.96% (a), 5/8/09 (c)	8,000	8,000
Pacific Life Global Funding, 3.32% (a), 3/9/09 (c)	4,000	4,000
Premium Asset Trust 4-10, 2.88% (a), 2/15/09 (c)	10,000	9,968

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Principal Life Income Funding Trust, 2.83% (a), 5/8/09, Callable 5/9/08 @ 100, MTN	$5,000	$5,000
Rabobank Nederland, 2.89% (a), 4/30/09 (c)	5,000	5,000
Toyota Motor Credit Corp., Series B
4.40%, 10/1/08, MTN	5,000	5,022
2.61% (a), 5/11/09, MTN	3,000	3,000
Total Corporate Bonds (Amortized Cost $109,967)		109,967
Repurchase Agreements (44.0%)
ABN Amro Bank NV, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $25,001, collaterized by U.S. Government Securities, 3.38%-5.33%, 3/5/10-3/6/12, market value $25,501)	25,000	25,000
Deutsche Bank Securities, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collaterized by U.S. Government Security, 5.00%, 4/1/38, market value $76,500)	75,000	75,000
Goldman Sachs Group, Inc., 2.00%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collaterized by U.S. Government Securities, 4.50%-8.50%, 4/1/13-3/1/38, market value $76,500)	75,000	75,000
Greenwich Partners LLC, 1.99%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $75,004, collaterized by U.S. Government Security, 5.25%, 5/21/09, market value $76,501)	75,000	75,000
UBS Warburg LLC, 1.98%, 5/1/08 (Date of Agreement 4/30/08, Proceeds at maturity $40,702, collaterized by U.S. Government Securities, 5.00%-6.00%, 5/1/33-2/1/38, market value $41,515)	40,700	40,700
Total Repurchase Agreements (Amortized Cost $290,700)		290,700
U.S. Government Agency Securities (20.5%)
Federal Home Loan Bank
2.19%, 3/17/09	5,000	5,000
2.48% (a), 4/16/09	15,000	15,000
3.00%, 3/27/09, Callable 6/11/08 @ 100	30,000	29,996
Series 1 2.39% (a), 2/19/09	20,000	20,000
2.41% (a), 6/18/08	10,000	10,000
2.46% (a), 3/26/09	20,000	20,000
3.11% (a), 8/5/09	5,000	5,001
Federal National Mortgage Assoc., 2.45% (a), 9/3/09	30,000	30,000
Total U.S. Government Agency Securities (Amortized Cost $134,997)		134,997

See notes to financial statements.

10

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Time Deposits (3.0%)
Wells Fargo Bank N.A., Grand Cayman, 2.38%, 5/1/08	$20,000	$20,000
Total Time Deposits (Amortized Cost $20,000)		20,000
Total Investments (Amortized Cost $659,749) (f) — 99.9%		659,749
Other assets in excess of liabilities — 0.1%		533
NET ASSETS — 100.0%		$660,282

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Security is issued by a structured investment vehicle.

(e)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Security is in default. This security is currently in the process of being restructured. See Note 7.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Cheyne Finance LLC, 5.09%, 11/5/07	10/24/06	$4,084	$4,086	$4,086	0.6%

(f)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

11

The Victory Portfolios  Schedule of Portfolio Investments
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.7%)
Alabama (0.2%)
Jefferson County Sewer Revenue, Capital Improvement Warrants, Series A, 5.00%, 2/1/33, Prerefunded 2/1/09 @ 101, FGIC	$1,000	$1,033
Alaska (0.5%)
Anchorage, Series B, GO, 5.25%, 7/1/08, MBIA	2,000	2,005
Arizona (3.5%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 2.60% (a), 9/1/24, AMT	15,400	15,400
Colorado (1.9%)
Colorado Springs Utilities Revenue, System Sub Lien Improvement, Series A, 5.00%, 11/15/08	1,000	1,012
Commerce City, Northern Infrastructure General Improvement, GO, 2.48% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Denver City & County Airport Revenue, Series A, 5.50%, 11/15/08, FGIC, AMT	2,340	2,371
		8,383
Connecticut (0.8%)
State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3, 2.55% (a), 7/1/35	3,300	3,300
Delaware (0.7%)
State Economic Development Authority Revenue, YMCA Delaware Project, 2.45% (a), 5/1/36, LOC PNC Bank N.A.	3,000	3,000
District of Columbia (2.7%)
State Enterprise Zone Revenue, American Immigration Association, 2.48% (a), 11/1/42, LOC Wachovia Bank N.A., AMT	3,500	3,500
State Revenue, Lowell School, Inc. Project, 2.50% (a), 10/1/23, LOC Wachovia Bank N.A.	400	400
State Revenue, Pooled Loan Program, Series A, 2.45% (a), 1/1/29, LOC Bank of America N.A. (b)	5,655	5,655
State Revenue, The Field School, Inc. Project, Series A, 2.43% (a), 7/1/31, LOC Wachovia Bank N.A.	2,355	2,355
		11,910
Florida (3.8%)
Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems, Inc. Project, 2.70% (a), 1/1/34, LOC SunTrust Bank	4,300	4,300
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 2.47% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 2.70% (a), 8/1/26, LOC SunTrust Bank	2,000	2,000

See notes to financial statements.

12

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County Aviation Revenue, Series A, 5.25%, 10/1/08, FGIC, AMT	$1,000	$1,009
Orange County Industrial Development Authority Revenue, Independent Blood & Tissue Services, 2.70% (a), 10/1/27, LOC SunTrust Bank	2,160	2,160
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 2.45% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Orlando Utilities Commission Water & Electricity Revenue, 5.90%, 10/1/08	1,400	1,414
Tampa Solid Waste Systems Revenue, Series A, 4.35%, 10/1/08, AMBAC	1,000	1,006
		16,689
Georgia (7.6%)
Clayton County Development Authority IDR, Blue Circle Aggregates, Inc., 2.60% (a), 9/1/09, LOC BNP Paribas, AMT (c)	5,300	5,300
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Inc. Project, Series B, 2.44% (a), 8/1/19, LOC SunTrust Bank, Atlanta	860	860
DeKalb County Hospital Authority Revenue, Anticipation Certificates, De Kalb Medical Center Income Project, 2.70% (a), 9/1/35, LOC SunTrust Bank	1,760	1,760
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Egleston Children's Healthcare, Series B, 2.69% (a), 12/1/17, LOC SunTrust Bank, Atlanta	2,000	2,000
DeKalb, Newton & Gwinnett Counties Joint Development Authority Revenue, GGC Real Estate Parking I LLC, 2.45% (a), 6/1/32, LOC Wachovia Bank N.A.	6,345	6,345
Fulton County Development Authority Revenue, Holy Innocents School Project, 2.44% (a), 2/1/18, LOC SunTrust Bank	1,820	1,820
Fulton County Development Authority Revenue, Westminster Schools Income Project, 2.70% (a), 11/1/28, LOC SunTrust Bank	5,645	5,645
Fulton County Hospital Authority Revenue, Anticipation Certificates, Northside Hospital, Inc., Series B, 2.65% (a), 10/1/33, LOC Wachovia Bank N.A. (c)	2,600	2,600
Greene County Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, 2.50% (a), 9/1/24, LOC Wachovia Bank N.A., AMT	2,925	2,925
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 2.70% (a), 11/1/23, LOC SunTrust Bank	3,800	3,800
		33,055

See notes to financial statements.

13

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Idaho (0.4%)
Hailey Industrial Development Corp. Revenue, Rocky Mountain Hardware, Inc. Project, 2.68% (a), 9/1/31, LOC Wells Fargo Bank N.A., AMT	$1,690	$1,690
Illinois (7.9%)
Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.10% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,000	1,000
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.10% (a), 7/15/23, LOC Bank One N.A., AMT (b)	3,110	3,110
Finance Authority Educational Facility Revenue, Erikson Institute Project, 2.45% (a), 11/1/37, LOC LaSalle Bank N.A.	2,500	2,500
Finance Authority Revenue, Search Development Center, Inc. Project, 2.65% (a), 12/1/37, LOC JP Morgan Chase Bank	7,760	7,760
Finance Authority Revenue, YMCA Metro Chicago Project, 2.70% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 2.45% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 3.10% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,905	1,905
Hanover Park, IDR, Spectra-Tech, Inc. Project, 2.72% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	875	875
Health Facilities Authority Revenue, Rush Presbyterian St. Luke's-Medical Center, Series A, 2.50% (a), 10/1/10, LOC Northern Trust Co.	1,900	1,900
International Port District Revenue, 2.52% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion, Series A, 5.25%, 6/15/08, MBIA	1,000	1,002
West Chicago, IDR, Liquid Container Project, 2.38% (a), 3/1/15, LOC Bank of America N.A.	1,000	1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 8.50% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,400	1,400
		34,452
Indiana (5.9%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.10% (a), 10/1/17, LOC Bank One N.A., AMT	2,030	2,030
Fort Wayne, EDR, PHD, Inc. Project, 3.60% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,800	1,800
Greenwood, IDR, Jacks Investments LLC Project, 3.20% (a), 2/1/16, LOC Bank One Indianapolis, AMT (b)	870	870
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 2.52% (a), 7/1/24, LOC Bank One N.A.	1,815	1,815

See notes to financial statements.

14

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Noblesville, Rivers Edge Apartments Project, 3.00% (a), 7/1/22, LOC Bank One Indianapolis (b)	$2,305	$2,305
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.10% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,135	1,135
State Development Finance Authority Revenue, Educational Facilities, Eiteljorg Museum, 2.65% (a), 2/1/24, LOC Bank One N.A.	6,000	6,000
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.00% (a), 1/1/21, LOC Bank One Indiana N.A.	3,000	3,000
State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.50% (a), 12/1/29, LOC Fifth Third Bank	3,740	3,740
State Educational Facilities Authority Revenue, Wesleyan University Project, Series B, 2.60% (a), 6/1/28, LOC Bank of America N.A.	3,250	3,250
		25,945
Iowa (1.6%)
Urbandale, IDR, Interstate Acres LP, 2.50% (a), 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 2.68% (a), 4/1/10, LOC Wells Fargo Bank N.A., AMT	850	850
		6,850
Kansas (0.5%)
Johnson County, Internal Improvement, Series B, GO, 4.00%, 9/1/08 (d)	2,290	2,305
Kentucky (2.6%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 2.52% (a), 11/1/13, LOC U.S. Bank N.A.	1,595	1,595
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 2.52% (a), 11/1/26, LOC Fifth Third Bank	4,030	4,030
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 2.77% (a), 5/1/17, LOC Fifth Third Bank	400	400
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 2.65% (a), 7/1/18, LOC Fifth Third Bank	2,000	2,000
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 2.80% (a), 11/1/28, LOC National City Bank	2,830	2,830
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 3.20% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT (b)	585	585
		11,440

See notes to financial statements.

15

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (1.8%)
Bossier Parish Parishwide School District, GO, 4.00%, 3/1/09, Assured GTY	$3,450	$3,520
Public Facilities Authority Revenue, International-Matex Tank Terminals, 2.70% (a), 6/1/37, LOC Suntrust Bank	2,500	2,500
St. Tammany Parish Development District Revenue, Rooms To Go St. Tammy LLC, 2.70% (a), 7/1/38, LOC SunTrust Bank	2,000	2,000
		8,020
Maine (0.7%)
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 2.92% (a), 6/1/21, LOC Bank of America N.A., AMT	3,110	3,110
Michigan (6.9%)
Greater Detroit Resource Recovery Authority Revenue, Series A, 6.25%, 12/13/08, AMBAC	1,000	1,020
Jackson County Economic Development Corp., Melling Tool Co. Project, 2.58% (a), 8/1/18, LOC Comerica Bank, AMT	4,055	4,055
Plymouth-Canton Community School District, GO, 5.00%, 5/1/08, Q-SBLF	1,000	1,000
State Building Authority Revenue, Facilities Program, Series II, 5.00%, 10/15/08, MBIA	3,915	3,954
State Hospital Finance Authority Revenue, Southwestern Rehab, 2.57% (a), 6/1/35, LOC Fifth Third Bank	4,880	4,880
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 2.58% (a), 3/1/26, LOC Comerica Bank, AMT	3,500	3,500
State Strategic Fund Limited Obligation Revenue, Mans Project, Series B, 2.58% (a), 11/1/20, LOC Comerica Bank, AMT	2,700	2,700
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.60% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
State Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center Project, 2.49% (a), 3/1/37, LOC Fifth Third Bank	8,230	8,230
		30,139
Minnesota (0.8%)
Buffalo, IDR, Ekon Powder Coating Project, 2.68% (a), 3/1/17, LOC Wells Fargo Bank N.A., AMT	1,255	1,255
New Brighton, IDR, Donatelle Holdings Project, 2.68% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,500	1,500
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 2.68% (a), 10/1/20, LOC Wells Fargo Bank N.A., AMT	715	715
		3,470

See notes to financial statements.

16

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Mississippi (2.7%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 2.72% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	$1,600	$1,600
Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 2.60% (a), 7/1/17, LOC JP Morgan Chase Bank, AMT	10,000	10,000
		11,600
Missouri (4.4%)
Kansas City, IDR, Century Avenue Association, 2.40% (a), 12/1/11, LOC Bank of America N.A., AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 2.47% (a), 5/15/31, FNMA	11,280	11,280
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 2.55% (a), 5/15/30, LOC JP Morgan Chase Bank	2,865	2,865
		19,045
Montana (0.9%)
State Board of Investment Ltd. Obligation, Gainey Foundation, 2.53% (a), 9/1/14, LOC Comerica Bank	3,775	3,775
Nevada (0.3%)
Clark County School District, Series B, GO, 5.50%, 6/15/08, FGIC	1,500	1,506
New Hampshire (1.1%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 2.51% (a), 6/15/15, LOC PNC Bank N.A.	5,000	5,000
New Mexico (1.0%)
State Severance Tax Revenue, Series B, 4.00%, 7/1/08, FSA	4,300	4,302
North Carolina (1.5%)
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 2.47% (a), 12/1/24, LOC Bank of America N.A.	1,375	1,375
Medical Care Commission Health Care Facilities Revenue, First Mortgage Friends Homes, 2.60% (a), 9/1/33, LOC Bank of America N.A.	5,000	5,000
		6,375
Ohio (7.4%)
Crestview Local School District, GO, BAN, 3.88%, 6/17/08	1,700	1,702
Mahoning County, Series B, GO, BAN, 4.35%, 5/26/08	7,015	7,019
Mentor, Street Improvement, GO, BAN, 3.00%, 8/29/08	3,000	3,006
Northmor Local School District, School Facilities Construction, GO, BAN, 2.50%, 11/6/08 (d)	5,000	5,012
State Water Development Authority Revenue, BAN, 2.00%, 11/6/08, Callable 10/21/08 @ 100	5,000	5,006

See notes to financial statements.

17

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 2.55% (a), 5/15/19, LOC Barclays Bank PLC	$2,700	$2,700
Vermilion Local School District, Ritter Public Library, GO, BAN, 2.75%, 11/7/08 (d)	3,500	3,515
Wapakoneta City School District, School Improvement, GO, BAN, 3.50%, 6/26/08	4,250	4,253
		32,213
Oregon (0.5%)
Port of Portland, IDR, Ash Grove Cement Co. Project, 2.50% (a), 10/1/09, LOC Bank of America N.A.	1,350	1,350
Portland Community College District, GO, 3.50%, 6/15/08, FSA	1,000	1,002
		2,352
Pennsylvania (6.6%)
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 2.38% (a), 6/1/38, LOC PNC Bank N.A.	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 2.38% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Dubois Area School District, GO, 2.25%, 11/1/08, FSA State Aid Withholding	1,000	1,001
Economic Development Financing Authority Revenue, Philadelphia Area Series J1, 2.38% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Series J4, 2.38% (a), 11/1/30, LOC PNC Bank N.A.	4,900	4,900
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 2.38% (a), 5/1/26, LOC PNC Bank N.A.	9,110	9,110
Luzerne County, IDR, YMCA Wilkes-Barre Project, 2.41% (a), 10/1/31, LOC PNC Bank N.A.	4,540	4,540
State Industrial Development Authority Revenue, Economic Development, 6.00%, 7/1/08, AMBAC	4,145	4,167
		28,943
Rhode Island (2.1%)
State Health & Educational Building Corp. Revenue, Hospital Financing, Care New England Health System Series A, 2.45% (a), 9/1/32, LOC JP Morgan Chase Bank	4,765	4,765
Series B, 2.45% (a), 9/1/37, LOC JP Morgan Chase Bank	4,405	4,405
		9,170
South Carolina (3.4%)
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 2.42% (a), 11/1/32, LOC Wachovia Bank N.A.	8,000	8,000
State Housing Finance & Development Authority Multifamily Revenue, Rental Housing, Charleston, Series A, 2.44% (a), 8/1/31, FHLMC	4,015	4,015

See notes to financial statements.

18

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Housing Finance & Development Authority Multifamily Revenue, Rental Housing, Rocky Creek, 2.48% (a), 1/1/48, LOC Wachovia Bank N.A., AMT	$3,000	$3,000
		15,015
Tennessee (1.0%)
Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 2.49% (a), 7/1/16, LOC Fifth Third Bank	4,160	4,160
Texas (0.7%)
Cypress-Fairbanks Independent School District, Schoolhouse, GO, 5.00%, 2/15/09, PSF-GTD	1,000	1,020
DeSoto Industrial Development Authority, IDR, National Service Industries, Inc. Project, 2.45% (a), 9/1/18, LOC Wachovia Bank N.A.	1,000	1,000
Ellis County, GO, 4.25%, 8/1/08, FGIC	1,210	1,214
		3,234
Utah (0.6%)
Emery County Pollution Control Revenue, Pacificorp Project, 2.65% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Washington (3.4%)
Port of Seattle Revenue, Series D, 5.75%, 11/1/08, FGIC, AMT	1,985	2,012
Port Vancouver Revenue, United Grain Corp., Series 84B, 2.60% (a), 12/1/09, LOC Bank of America N.A.	4,885	4,885
State Economic Development Finance Authority Revenue, Commencement Bay, Series B, 2.53% (a), 4/1/33, LOC Wells Fargo Bank N.A., AMT	4,285	4,285
State Housing Finance Commission Nonprofit Housing Revenue, Nikkei Concerns Project, 2.44% (a), 10/1/19, LOC U.S. Bank N.A.	3,510	3,510
		14,692
West Virginia (1.3%)
State, GO, 5.25%, 6/1/08, FGIC	1,145	1,148
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 2.38% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715
		5,863
Wisconsin (9.0%)
Evansville, IDR, Stoughton Trailers, Inc., 3.10% (a), 12/1/08, LOC Bank One Milwaukee N.A., AMT (b)	5,980	5,980
Farmington, IDR, Swiss Valley Farms Co. Project, 2.53% (a), 11/1/20, LOC Wells Fargo Bank N.A., AMT	180	180
Fitchburg, IDR, 3.10% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,460	1,460
Fort Atkinson, IDR, Lorman Iron & Metal, 3.20% (a), 12/1/11, LOC Bank One N.A., AMT	625	625

See notes to financial statements.

19

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Howard-Suamico School District, Tax & Revenue Anticipation Promissory Notes, 3.25%, 8/25/08	$2,700	$2,701
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.10% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Marinette School District, Tax & Revenue Anticipation Promissory Notes, 3.60%, 10/24/08	5,000	5,003
New Richmond School District, Tax & Revenue Anticipation Promissory Notes, 3.47%, 9/30/08	3,100	3,100
Ripon School District, Tax & Revenue Anticipation Promissory Notes, 3.63%, 9/30/08	1,850	1,850
Rolling, IDR, Kretz Lumberg, Inc. Project, 3.60% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,200	2,200
State Health & Educational Facilities Authority Revenue, Lakeland College, 2.42% (a), 3/1/28, LOC Marshall & Ilsley Bank	7,600	7,600
State Health & Educational Facilities Authority Revenue, Sinai Samaritan Medical Center, Series A, 2.42% (a), 9/1/19, LOC Marshall & Ilsley Bank	4,160	4,160
State Transportation Revenue, Series 2, 5.00%, 7/1/08, AMBAC	2,380	2,385
Woodruff & Arbor Vitae School District Number 1, GO, Tax & Revenue Anticipation Promissory Notes, 3.62%, 8/27/08	1,250	1,250
		39,494
Total Municipal Bonds (Amortized Cost $431,335)		431,335
Investment Companies (0.0%)
AIM Tax Free Money Market Fund, 2.36% (e)	89,350	89
Total Investment Companies (Amortized Cost $89)		89
Total Investments (Amortized Cost $431,424) (f) — 98.7%		431,424
Other assets in excess of liabilities — 1.3%		5,707
NET ASSETS — 100.0%		$437,131

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Security purchased on a "when-issued" basis.

(e)  Rate disclosed is the one day yield on 4/30/08.

(f)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

20

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

AMBAC — Insured by American Municipal Bond Assurance Corp.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FGIC — Insured by Financial Guaranty Insurance Co.

FHLMC — Insured by Federal Home Loan Mortgage Corporation

FNMA — Insured by Federal National Mortgage Association

FSA — Insured by Federal Security Assurance

GO — General Obligation

GTY — Guaranty

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Insured by Municipal Bond Insurance Association

PLC — Public Liability Co.

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

See notes to financial statements.

21

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.5%)
Ohio (98.4%)
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 2.42% (a), 11/1/34, LOC Bank One N.A.	$12,665	$12,665
Ashland Water Systems Improvement Notes, GO, 3.85%, 10/16/08	2,300	2,302
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 2.53% (a), 6/1/32, LOC Wachovia Bank N.A.	15,100	15,100
Bellevue Hospital Facilities Revenue, Bellevue Hospital Project, 2.49% (a), 8/1/33, LOC Fifth Third Bank	1,565	1,565
Bowling Green, IDR, Lamson & Sessions Project, 2.53% (a), 8/1/09, LOC Harris Trust & Savings Bank, AMT	400	400
Brunswick, Special Assessment Improvement, BAN, 2.45%, 4/2/09	2,030	2,034
Butler County Revenue, Lakota Family YMCA, 2.38% (a), 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, Airport Improvement, GO, BAN, 4.38%, 8/7/08, AMT	2,070	2,073
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 2.45% (a), 6/1/35, LOC U.S. Bank N.A.	2,115	2,115
Butler County, GO, BAN, 4.25%, 8/7/08	3,463	3,467
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 2.47% (a), 7/1/24, LOC U.S. Bank N.A.	3,700	3,700
Butler County, Health Care Facilities Revenue, Lifesphere Project, 2.46% (a), 5/1/30, LOC U.S. Bank N.A.	6,970	6,970
Butler County, Health Care Facilities Revenue, Refunding & Improvement, Lifesphere Project, 2.85% (a), 5/1/27, LOC U.S. Bank N.A.	2,900	2,900
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 2.85% (a), 9/1/37, LOC JP Morgan Chase Bank	7,900	7,900
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 2.65% (a), 12/1/21, LOC National City Bank	1,100	1,100
Canal Winchester Local School District, School Facilities Construction, GO, BAN, 4.20%, 11/25/08	1,430	1,436
Centerville Health Care Revenue, Bethany Lutheran Village Project, Series B, 2.41% (a), 11/1/40, LOC National City Bank	7,680	7,680
Clermont County, Health Care Facilities Revenue, S.E.M. Haven, Inc. Project, 2.49% (a), 11/1/25, LOC Fifth Third Bank	2,405	2,405
Cleveland Airport System Revenue, Series D, 2.65% (a), 1/1/27, LOC Westdeutsche Landesbank AG, AMT	3,300	3,300
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 2.50% (a), 1/1/37, LOC JP Morgan Chase Bank	13,070	13,070
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 2.82% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800

See notes to financial statements.

22

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Clinton County, Airport Facilities Revenue, Wilmington Air Park, Inc., 2.43% (a), 6/1/11, LOC Wachovia Bank N.A. (b)	$6,650	$6,650
Clinton County, Hospital Revenue, Memorial Hospital, 2.47% (a), 6/1/32, LOC Fifth Third Bank	1,000	1,000
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Expaned Asset, Series SR, 2.45% (a), 7/1/35, LOC U.S. Bank N.A.	2,980	2,980
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 2.45% (a), 3/1/34, LOC U.S. Bank N.A.	1,860	1,860
Columbus, GO, Series 1, 2.33% (a), 6/1/16, SPA Westdeutsche Landesbank AG	200	200
Columbus-Franklin County, Finance Authority Revenue, Franklin Park Conservatory, 2.49% (a), 6/1/27, LOC Fifth Third Bank	7,100	7,100
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.00% (a), 9/1/20, LOC Bank One N.A.	2,020	2,020
Coshocton County, Memorial Hospital Project Revenue, 3.00% (a), 3/1/17, LOC Bank One Columbus N.A.	1,960	1,960
Cuyahoga Community College, TAN, 2.35%, 12/18/08	5,000	5,019
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 2.46% (a), 11/1/23, LOC Fifth Third Bank	2,200	2,200
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 2.65% (a), 11/1/30, LOC National City Bank	6,300	6,300
Cuyahoga County, IDR, Horizon Activities Centers Project, 2.62% (a), 7/1/25, LOC U.S. Bank N.A.	855	855
Cuyahoga County, IDR, Progressive Plastics Project, 3.20% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	550	550
Cuyahoga County, IDR, Watt Printing Co. Project, 2.95% (a), 4/1/16, LOC National City Bank, AMT	1,260	1,260
Defiance, GO, BAN, 2.50%, 4/16/09	2,000	2,010
Eastlake, IDR, Astro Model Development Project, 3.00% (a), 9/1/16, LOC National City Bank, AMT	905	905
Englewood, IDR, YMCA Dayton Project, Series A, 3.00% (a), 3/1/27, LOC Bank One N.A.	3,615	3,615
Erie County, Health Care Facilities Revenue, Series B, 2.48% (a), 10/1/21, LOC Bank One N.A.	3,830	3,830
Findlay, GO, 4.00%, 6/6/08	9,530	9,535
Forest Park, GO, BAN, 3.75%, 12/23/08	1,655	1,661
Franklin County, EDR, Columbus Electric Funded Project, 2.47% (a), 4/1/21, LOC Bank One N.A.	1,240	1,240
Franklin County, Health Care Facilities Revenue, 2.85% (a), 11/1/19, LOC National City Bank	1,660	1,660
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 2.45% (a), 11/1/34, LOC Lasalle National Bank N.A.	8,800	8,800

See notes to financial statements.

23

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Franklin County, Hospital Revenue, Children's Hospital Project, Series B, 2.57% (a), 12/1/14, SPA Bank One Columbus N.A. (c)	$5,500	$5,500
Franklin County, Housing Revenue, Worley Terrace Apartments Project, 4.13%, 11/1/08, LOC AIG Matched Funding Corp., AMT	2,500	2,506
Franklin County, IDR, Bricker & Eckler, 2.55% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 2.71% (a), 12/15/30, FNMA, AMT	1,450	1,450
Green Healthcare Revenue, Greater Akron-Canton Project, 2.85% (a), 7/1/19, LOC National City Bank	1,220	1,220
Grove City, Multifamily Revenue, Regency Arms Apartments, 2.60% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 2.41% (a), 12/1/28, LOC PNC Bank N.A.	2,300	2,300
Hamilton County, EDR, Samuel W. Bell Home Project, 2.47% (a), 4/1/22, LOC U.S. Bank N.A.	2,595	2,595
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 2.47% (a), 7/1/22, LOC Star Bank	2,400	2,400
Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center, 2.43% (a), 5/15/28, LOC JP Morgan Chase Bank	4,700	4,700
Hamilton, GO, BAN, 4.00%, 9/11/08	4,340	4,344
Hamilton, IDR, Sensus LLC Project, 2.56% (a), 7/1/14, LOC Fifth Third Bank, AMT	3,800	3,800
Hancock County, 4.25%, 11/8/08	1,500	1,506
Hardin-Nothern Local School District, School Construction, GO, BAN, 4.00%, 5/22/08	3,545	3,547
Hilliard, IDR, National Sign, 3.60% (a), 12/1/19, LOC Bank One N.A., AMT	1,860	1,860
Huron County, IDR, American Baler Project, 2.64% (a), 4/1/11, LOC Bank One Indianapolis, AMT (c)	500	500
Independence, GO, BAN, 2.10%, 4/30/09 (d)	3,800	3,811
Lancaster, Street Improvement, GO, BAN, 4.00%, 10/16/08	1,000	1,002
Leipsic, IDR, Patrick Products, Inc. Project, 3.10% (a), 6/1/11, LOC Bank One N.A., AMT	1,140	1,140
Licking County, Career & Technology Education Certificates, School Facilities Construction, GO, BAN, 4.50%, 9/10/08	1,100	1,103
Logan County, Wastewater, GO, BAN, 3.75%, 6/18/08	2,250	2,252
Lorain County, IDR, Malt Properties Ltd. Project, 3.10% (a), 4/1/34, LOC Bank One N.A., AMT	4,668	4,668
Lucas County, Facilities Improvement Revenue, Lourdes College of Sylvania, 2.49% (a), 3/1/28, LOC Fifth Third Bank	6,000	6,000
Lucas County, IDR, American Capital Properties, 2.80% (a), 10/1/18, LOC National City Bank, AMT	3,285	3,285
Mansfield, Fire Station, GO, BAN, 1.95%, 4/30/09, Callable 6/6/08 @ 100 (d)	2,100	2,100

See notes to financial statements.

24

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Marietta, Water Line, BAN, 3.25%, 4/2/09	$415	$418
Marion, GO, BAN, 4.00%, 10/16/08	6,440	6,454
Marysville Exempted Village School District, GO, BAN, 4.27%, 5/22/08	695	696
Mason, IDR, Crane Plastics Co., 2.53% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mason, Tax Increment Financing Revenue, Tylersville Crossing Project, 2.47% (a), 12/1/23, LOC Fifth Third Bank	520	520
Middletown, Refunding & Improvement, GO, 2.50%, 12/1/08, FSA	800	805
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 2.52% (a), 12/1/18, LOC National City Bank	2,000	2,000
Montgomery County, Catholic Health Revenue, Series B, 2.80% (a), 12/1/25, SPA Bayerische Landesbank	7,200	7,200
Montgomery County, EDR, Benjamin & Marian Project, Series B, 2.70% (a), 8/1/16, LOC National City Bank	5,030	5,030
Montgomery County, IDR, Citywide Development Corp. Project, 3.10% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,240	1,240
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 2.50% (a), 4/1/38, FHLB	4,125	4,125
Muskingham Watershed Conservancy District Revenue, 2.49% (a), 5/1/23, LOC Fifth Third Bank	1,595	1,595
Muskingum County, GO, BAN, 4.00%, 9/25/08	650	654
Penta Career Center, Building Construction, GO, TAN, 2.00%, 2/26/09	5,500	5,527
Pepper Pike, GO, BAN, 4.15%, 9/18/08	2,568	2,572
Perrysburg, GO, BAN, 4.00%, 8/7/08	1,238	1,239
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.00% (a), 12/1/22, LOC Bank One N.A.	3,280	3,280
Sharonville, Road Improvement, GO, BAN, 3.50%, 1/21/09	1,330	1,336
Solon, Fire Station, GO, BAN, 3.75%, 11/20/08	3,350	3,356
Solon, IDR, JTM Products, Inc. Project, 2.90% (a), 6/1/21, LOC National City Bank, AMT	2,655	2,655
St. Mary's, City School District, GO, BAN, 3.75%, 6/10/08	3,660	3,663
Stark County, Sewer District, GO, BAN, 3.90%, 9/24/08	1,455	1,456
State Air Quality Development Authority Revenue, AK Steel, Series A, 2.98% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Air Quality Development Authority Revenue, Multi-Modal-Timken Project, 2.60% (a), 11/1/25, LOC Fifth Third Bank	300	300
State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co., Series C, 2.85% (a), 9/1/18, LOC Wachovia Bank N.A., AMT	2,700	2,700
State Building Authority, State Facilities Highway Safety Building, Series B, 5.00%, 10/1/08, MBIA	750	758
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 2.70% (a), 12/1/26, LOC JP Morgan Chase Bank	3,050	3,050
State Higher Educational Facility Commission Revenue, Wilmington College, 3.00% (a), 10/1/11, LOC Fifth Third Bank	1,040	1,040

See notes to financial statements.

25

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed Securities, Series A, 3.60%, 9/1/08, LOC GNMA Collateral, AMT	$1,500	$1,502
State Pollution Control Revenue, Air Project, 2.65% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Exploration & Oil Project
2.65% (a), 2/1/33, AMT	900	900
2.65% (a), 8/1/34, AMT	600	600
State Solid Waste Revenue, BP Products North America, 2.65% (a), 8/1/34, AMT	2,000	2,000
State Solid Waste Revenue, BP Products North America, Series B, 2.65% (a), 8/1/34, AMT	1,130	1,130
State University, General Receipts Revenue, 2.28% (a), 12/1/21	4,000	4,000
State Water Development Authority Revenue, BAN, 2.00%, 11/6/08, Callable 10/21/08 @ 100	5,000	5,006
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 2.71% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 2.68% (a), 9/1/18, LOC Wachovia Bank N.A., AMT	4,700	4,700
Summit County Revenue, Neighborhood Development Corp., 2.85% (a), 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Atlas Steel Project, 2.95% (a), 6/1/10, LOC National City Bank, AMT	1,100	1,100
Summit County, IDR, Delco Corp. Project, 2.95% (a), 6/1/16, LOC National City Bank, AMT	175	175
Summit County, IDR, Fiocca, Inc. Project, 2.57% (a), 6/1/16, LOC Fifth Third Bank, AMT (c)	1,310	1,310
Summit County, IDR, VMS Development Project, 2.95% (a), 7/1/18, LOC National City Bank, AMT (c)	1,885	1,885
Toledo, City Services Special Assessment Notes, 2.43% (a), 6/1/09, LOC State Street Bank & Trust Co.	4,200	4,200
Trumbull County, IDR, 3.20% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,550	1,550
Union County, GO, BAN, 3.50%, 12/10/08	1,000	1,003
Washington County, Hospital Revenue, Marietta Area Health, 2.49% (a), 12/1/26, LOC Fifth Third Bank	3,305	3,305
Wayne County, Health Care Facilities Revenue, West View Manor Project, 2.48% (a), 9/1/21, LOC Fifth Third Bank	3,680	3,680
West Chester Township, GO, 3.00%, 12/1/08	500	502
Westlake, IDR, Logan Westlake Project, 2.95% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,050	1,050
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 2.50% (a), 3/1/39, LOC JP Morgan Chase Bank	5,000	5,000
Wood County, IDR, Jerl Machine Project, 2.56% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project 2.47% (a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
2.47% (a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370

See notes to financial statements.

26

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Woodlawn, IDR, Southland Properties LLC Project, 5.00% (a), 6/1/08, LOC Provident Bank & Bank of Montreal, AMT	$255	$255
Zanesville, GO, BAN, 2.00%, 11/20/08	1,000	1,002
		379,130
South Carolina (0.1%)
Jobs Economic Development Authority, EDR, Franco Manufacturing Co., Inc. Project, 2.90% (a), 5/1/19, LOC Bank of America N.A., AMT	300	300
Total Municipal Bonds (Amortized Cost $379,430)		379,430
Investment Companies (0.0%)
BlackRock Ohio Municipal Money Market Fund, 2.33%, (e)	25,000	25
Total Investment Companies (Amortized Cost $25)		25
Total Investments (Amortized Cost $379,455) (f) — 98.5%		379,455
Other assets in excess of liabilities — 1.5%		5,866
NET ASSETS — 100.0%		$385,321

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Security purchased on a "when-issued" basis.

(e)  Rate disclosed is the one day yield on 4/30/08.

(f)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FHLB — Insured by Federal Home Loan Bank

FNMA — Insured by Federal National Mortgage Association

FSA — Insured by Federal Security Assurance

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

MBIA — Insured by Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

TAN — Tax Anticipation Note

See notes to financial statements.

27

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
ASSETS:
Investments, at amortized cost	$999,358	$603,018	$369,049
Repurchase agreements, at value (a)	—	320,000	290,700
Total Investments	999,358	923,018	659,749
Cash	46	80	126
Interest receivable	2,225	4,576	1,877
Prepaid expenses	28	34	25
Total Assets	1,001,657	927,708	661,777
LIABILITIES:
Payable for investments purchased	25,578	—	—
Distributions payable	640	138	1,089
Accrued expenses and other payables:
Investment advisory fees	321	273	275
Administration fees	75	73	51
Custodian fees	11	12	9
Accounting fees	1	1	—	(b)
Transfer agent fees	26	26	16
Trustee fees	9	10	6
Shareholder servicing fees	148	195	—
Other accrued expenses	128	72	49
Total Liabilities	26,937	800	1,495
NET ASSETS:
Capital	974,660	926,889	660,260
Undistributed (distributions in excess of) net investment income	45	(22)	(11)
Accumulated net realized gains from investment transactions	15	41	33
Net Assets	$974,720	$926,908	$660,282
Net Assets
Class A Shares	—	$926,908	$660,282
Trust Shares	$243,720	—	—
Select Shares	731,000	—	—
Total	$974,720	$926,908	$660,282
Shares (unlimited number of shares authorized with a par value of $0.001 per share.)
Class A Shares	—	926,914	660,153
Trust Shares	243,653	—	—
Select Shares	730,818	—	—
Total	974,471	926,914	660,153
Net asset value, offering price & redemption price per share:
Class A Shares	—	$1.00	$1.00
Trust Shares	$1.00	—	—
Select Shares	$1.00	—	—

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1,000.

See notes to financial statements.

28

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$431,424	$379,455
Cash	78	86
Interest and dividends receivable	1,740	1,831
Receivable for investments sold	15,860	10,325
Prepaid expenses	22	19
Total Assets	449,124	391,716
LIABILITIES:
Payable for investments purchased	11,432	5,911
Distributions payable	233	153
Accrued expenses and other payables:
Investment advisory fees	139	162
Administration fees	37	33
Custodian fees	6	6
Accounting fees	— (a)	1
Transfer agent fees	13	10
Trustee fees	4	3
Shareholder servicing fees	99	90
Other accrued expenses	30	26
Total Liabilities	11,993	6,395
NET ASSETS:
Capital	437,229	385,332
Distributions in excess of net investment income	(11)	(11)
Accumulated net realized losses from investment transactions	(87)	—
Net Assets	$437,131	$385,321
Net Assets
Class A Shares	$437,131	$385,321
Total	$437,131	$385,321
Shares (unlimited number of shares authorized with a par value of $0.001 per share) Class A Shares	437,256	385,337
Total	437,256	385,337
Net asset value, offering price & redemption price per share:
Class A Shares	$1.00	$1.00

(a)  Rounds to less than $1,000.

See notes to financial statements.

29

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$17,714	$19,630	$12,608
Total Income	17,714	19,630	12,608
Expenses:
Investment advisory fees	1,915	1,709	1,596
Administration fees	443	452	296
Shareholder servicing fees — Class A Shares	—	1,221	—
Shareholder servicing fees — Select Shares	928	—	—
Accounting fees	2	2	2
Custodian fees	70	78	53
Transfer agent fees	85	142	74
Transfer agent fees — Trust Shares	5	—	—
Transfer agent fees — Select Shares	24	—	—
Trustees' fees	35	37	23
Legal and audit fees	63	68	41
Other expenses	49	51	30
Total Expenses	3,619	3,760	2,115
Shareholder servicing fees waived	(3)	(3)	—
Net Expenses	3,616	3,757	2,115
Net Investment Income	14,098	15,873	10,493
Realized Gains from Investment Transactions
Net realized gains from investment transactions	15	41	34
Change in net assets resulting from operations	$14,113	$15,914	$10,527

See notes to financial statements.

30

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$6,085	$5,551
Dividend income	84	2
Total Income	6,169	5,553
Expenses:
Investment advisory fees	753	874
Administration fees	199	180
Shareholder servicing fees — Class A Shares	538	485
Accounting fees	3	3
Custodian fees	33	30
Transfer agent fees	50	45
Trustees' fees	16	14
Legal and audit fees	28	25
Other expenses	30	29
Total Expenses	1,650	1,685
Shareholder servicing fees waived	(1)	(1)
Net Expenses	1,649	1,684
Net Investment Income	4,520	3,869
Realized Gains from Investment Transactions
Net realized gains from investment transactions	—	—
Change in net assets resulting from operations	$4,520	$3,869

See notes to financial statements.

31

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$14,098	$45,930	$15,873	$43,091
Net realized gains from investment transactions	15	57	41	—
Net increase from payments by adviser	—	1,077	—	799
Change in net assets resulting from operations	14,113	47,064	15,914	43,890
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(15,859)	(44,059)
Trust Shares	(3,282)	(8,928)	—	—
Select Shares	(10,763)	(38,351)	—	—
Change in net assets resulting from distributions to shareholders	(14,045)	(47,279)	(15,859)	(44,059)
Change in net assets from capital transactions	23,607	(479,894)	(60,885)	(3,189)
Change in net assets	23,675	(480,109)	(60,830)	(3,358)
Net Assets:
Beginning of period	951,045	1,431,154	987,738	991,096
End of period	$974,720	$951,045	$926,908	$987,738
Undistributed (distributions in excess of) net investment income	$45	$(8)	$(22)	$(36)

See notes to financial statements.

32

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	—	—	$843,936	$1,859,958
Dividends reinvested	—	—	14,391	39,818
Cost of shares redeemed	—	—	(919,212)	(1,902,965)
Total Class A Shares	—	—	(60,885)	(3,189)
Trust Shares
Proceeds from shares issued	$502,940	$755,185	—	—
Dividends reinvested	2	6	—	—
Cost of shares redeemed	(472,703)	(722,571)	—	—
Total Trust Shares	30,239	32,620	—	—
Select Shares
Proceeds from shares issued	1,104,042	3,399,311	—	—
Dividends reinvested	7,635	29,057	—	—
Cost of shares redeemed	(1,118,309)	(3,940,882)	—	—
Total Select Shares	(6,632)	(512,514)	—	—
Change in net assets from capital transactions	$23,607	$(479,894)	$(60,885)	$(3,189)
Share Transactions:
Class A Shares
Issued	—	—	843,936	1,859,958
Reinvested	—	—	14,391	39,818
Redeemed	—	—	(919,212)	(1,902,965)
Total Class A Shares	—	—	(60,885)	(3,189)
Trust Shares
Issued	502,940	755,185	—	—
Reinvested	2	6	—	—
Redeemed	(472,703)	(722,571)	—	—
Total Trust Shares	30,239	32,620	—	—
Select Shares
Issued	1,104,042	3,399,311	—	—
Reinvested	7,635	29,057	—	—
Redeemed	(1,118,309)	(3,940,882)	—	—
Total Select Shares	(6,632)	(512,514)	—	—
Change in Shares	23,607	(479,894)	(60,885)	(3,189)

See notes to financial statements.

33

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$10,493	$23,915
Net realized gains from investment transactions	34	—
Net increase from payments by Adviser	—	365
Change in net assets resulting from operations	10,527	24,280
Distributions to Shareholders:
From net investment income:
Class A Shares	(10,490)	(24,354)
Change in net assets resulting from distributions to shareholders	(10,490)	(24,354)
Change in net assets from capital transactions	76,403	122,961
Change in net assets	76,440	122,887
Net Assets:
Beginning of period	583,842	460,955
End of period	$660,282	$583,842
Distributions in excess of net investment income	$(11)	$(14)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$516,776	$1,067,379
Dividends reinvested	129	390
Cost of shares redeemed	(440,502)	(944,808)
Change in net assets from capital transactions	$76,403	$122,961
Share Transactions:
Class A Shares
Issued	516,776	1,067,379
Reinvested	129	390
Redeemed	(440,502)	(944,808)
Change in Shares	76,403	122,961

See notes to financial statements.

34

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Tax-Free Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$4,520	$11,613	$3,869	$11,408
Net realized gains (losses) from investment transactions	—	(2)	—	—
Net increase from payments by Adviser	—	310	—	372
Change in net assets resulting from operations	4,520	11,921	3,869	11,780
Distributions to Shareholders:
From net investment income:
Class A Shares	(4,513)	(12,007)	(3,861)	(11,875)
Change in net assets from capital transactions	74,794	(63,649)	51,223	(154,246)
Change in net assets	74,801	(63,735)	51,231	(154,341)
Net Assets:
Beginning of period	362,330	426,065	334,090	488,431
End of period	$437,131	$362,330	$385,321	$334,090
Distributions in excess of net investment income	$(11)	$(18)	$(11)	$(19)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$521,348	$1,006,256	$362,335	$867,360
Dividends reinvested	2,694	7,940	2,751	9,453
Cost of shares redeemed	(449,248)	(1,077,845)	(313,863)	(1,031,059)
Change in net assets from capital transactions	$74,794	$(63,649)	$51,223	$(154,246)
Share Transactions:
Class A Shares
Issued	521,348	1,006,254	362,335	867,360
Reinvested	2,694	7,940	2,751	9,453
Redeemed	(449,248)	(1,077,845)	(313,863)	(1,031,059)
Change in Shares	74,794	(63,651)	51,223	(154,246)

See notes to financial statements.

35

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gains/(Losses) from Investments		Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return(a)
Government Reserves Fund — Trust Shares
Period Ended 04/30/08 (d)	$1.000	0.016	—	(e)	(0.016)	$1.000	1.57%
Year Ended 10/31/07	$1.000	0.047	—	(e)	(0.047)	$1.000	4.84	%(f)
Year Ended 10/31/06	$1.000	0.041	—	(e)	(0.041)	$1.000	4.21%
Year Ended 10/31/05	$1.000	0.022	—	(e)	(0.022)	$1.000	2.22%
Year Ended 10/31/04	$1.000	0.007	—		(0.007)	$1.000	0.70%
Year Ended 10/31/03	$1.000	0.008	—		(0.008)	$1.000	0.76%
Government Reserves Fund — Select Shares
Period Ended 04/30/08 (d)	$1.000	0.014	—	(e)	(0.014)	$1.000	1.45%
Year Ended 10/31/07	$1.000	0.045	—	(e)	(0.045)	$1.000	4.58	%(f)
Year Ended 10/31/06	$1.000	0.039	—	(e)	(0.039)	$1.000	3.95%
Year Ended 10/31/05	$1.000	0.019	—	(e)	(0.019)	$1.000	1.94%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.43%
Year Ended 10/31/03	$1.000	0.005	—		(0.005)	$1.000	0.50%
Prime Obligations Fund — Class A Shares
Period Ended 04/30/08 (d)	$1.000	0.016	—	(e)	(0.016)	$1.000	1.62%
Year Ended 10/31/07	$1.000	0.047	—		(0.047)	$1.000	4.77	%(f)
Year Ended 10/31/06	$1.000	0.040	—		(0.040)	$1.000	4.12%
Year Ended 10/31/05	$1.000	0.021	—		(0.021)	$1.000	2.13%
Year Ended 10/31/04	$1.000	0.005	—		(0.005)	$1.000	0.49%
Year Ended 10/31/03	$1.000	0.006	—		(0.006)	$1.000	0.56%
Financial Reserves Fund — Class A Shares
Period Ended 04/30/08 (d)	$1.000	0.017	—	(e)	(0.017)	$1.000	1.66%
Year Ended 10/31/07	$1.000	0.048	—		(0.048)	$1.000	4.86	%(f)
Year Ended 10/31/06	$1.000	0.041	—	(e)	(0.041)	$1.000	4.22%
Year Ended 10/31/05	$1.000	0.022	—		(0.022)	$1.000	2.23%
Year Ended 10/31/04	$1.000	0.006	—		(0.006)	$1.000	0.60%
Year Ended 10/31/03	$1.000	0.007	—		(0.007)	$1.000	0.67%
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/08 (d)	$1.000	0.011	—		(0.011)	$1.000	1.07%
Year Ended 10/31/07	$1.000	0.030	—	(e)	(0.030)	$1.000	3.07	%(f)
Year Ended 10/31/06	$1.000	0.026	—	(e)	(0.026)	$1.000	2.61%
Year Ended 10/31/05	$1.000	0.014	—		(0.014)	$1.000	1.44%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.39%
Year Ended 10/31/03	$1.000	0.004	—		(0.004)	$1.000	0.43%
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/08 (d)	$1.000	0.010	—		(0.010)	$1.000	1.01%
Year Ended 10/31/07	$1.000	0.029	—	(e)	(0.029)	$1.000	2.96	%(f)
Year Ended 10/31/06	$1.000	0.025	—	(e)	(0.025)	$1.000	2.49%
Year Ended 10/31/05	$1.000	0.013	—		(0.013)	$1.000	1.35%
Year Ended 10/31/04	$1.000	0.003	—		(0.003)	$1.000	0.28%
Year Ended 10/31/03	$1.000	0.003	—		(0.003)	$1.000	0.29%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Unaudited

(e)  Rounds to less than $0.001 per share.

(f)  During the year ended October 31, 2007, Victory Capital Management "VCM" paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007 BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

See notes to financial statements.

36

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)
Government Reserves Fund — Trust Shares
Period Ended 04/30/08 (d)	$243,720	0.56%	3.05%	0.56%	3.05%
Year Ended 10/31/07	$213,467	0.57%	4.63%	0.57%	4.63%
Year Ended 10/31/06	$180,866	0.58%	4.13%	0.58%	4.13%
Year Ended 10/31/05	$190,104	0.58%	2.21%	0.62%	2.17%
Year Ended 10/31/04	$216,128	0.55%	0.68%	0.58%	0.65%
Year Ended 10/31/03	$260,102	0.53%	0.75%	0.57%	0.71%
Government Reserves Fund — Select Shares
Period Ended 04/30/08 (d)	$731,000	0.81%	2.92%	0.81%	2.92%
Year Ended 10/31/07	$737,578	0.82%	4.39%	0.82%	4.39%
Year Ended 10/31/06	$1,250,288	0.84%	3.85%	0.84%	3.85%
Year Ended 10/31/05	$1,383,010	0.85%	1.80%	0.89%	1.76%
Year Ended 10/31/04	$2,744,971	0.81%	0.41%	0.85%	0.38%
Year Ended 10/31/03	$3,243,650	0.79%	0.50%	0.83%	0.46%
Prime Obligations Fund — Class A Shares
Period Ended 04/30/08 (d)	$926,908	0.77%	3.25%	0.77%	3.25%
Year Ended 10/31/07	$987,738	0.77%	4.58%	0.77%	4.58%
Year Ended 10/31/06	$991,096	0.79%	4.03%	0.79%	4.03%
Year Ended 10/31/05	$1,013,961	0.81%	2.08%	0.83%	2.06%
Year Ended 10/31/04	$1,266,260	0.81%	0.48%	0.81%	0.48%
Year Ended 10/31/03	$1,632,174	0.79%	0.57%	0.79%	0.57%
Financial Reserves Fund — Class A Shares
Period Ended 04/30/08 (d)	$660,282	0.66%	3.29%	0.66%	3.29%
Year Ended 10/31/07	$583,842	0.67%	4.66%	0.67%	4.66%
Year Ended 10/31/06	$460,955	0.69%	4.13%	0.69%	4.13%
Year Ended 10/31/05	$481,934	0.71%	2.19%	0.73%	2.17%
Year Ended 10/31/04	$479,335	0.70%	0.59%	0.70%	0.59%
Year Ended 10/31/03	$533,613	0.69%	0.67%	0.69%	0.67%
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/08 (d)	$437,131	0.77%	2.10%	0.77%	2.10%
Year Ended 10/31/07	$362,330	0.77%	2.94%	0.77%	2.94%
Year Ended 10/31/06	$426,065	0.79%	2.57%	0.79%	2.57%
Year Ended 10/31/05	$448,410	0.82%	1.39%	0.84%	1.37%
Year Ended 10/31/04	$598,662	0.81%	0.38%	0.81%	0.38%
Year Ended 10/31/03	$621,011	0.79%	0.43%	0.79%	0.43%
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/08 (d)	$385,321	0.87%	1.99%	0.87%	1.99%
Year Ended 10/31/07	$334,090	0.87%	2.83%	0.87%	2.83%
Year Ended 10/31/06	$488,431	0.89%	2.46%	0.89%	2.46%
Year Ended 10/31/05	$543,425	0.89%	1.33%	0.94%	1.28%
Year Ended 10/31/04	$558,066	0.91%	0.27%	0.96%	0.23%
Year Ended 10/31/03	$688,379	0.93%	0.30%	0.93%	0.30%

See notes to financial statements.

37

Notes to Financial Statements

The Victory Portfolios  April 30, 2008

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts,

38

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

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however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at their respective net asset values.

In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the Adviser will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board of Trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board of Trustees to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board of Trustees will be convened to determine what action, if any, to initiate.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2008, the Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund had outstanding "when-issued" purchase commitments and segregated collateral as identified on the Schedules of Investments.

39

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Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or result of operations.

Other:

Expenses that are directly related to a Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

40

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

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3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.015% of the first $10 billion of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts") average daily net assets, 0.0113% of the Trusts' average net assets between $10 billion and $12.5 billion and 0.0025% of the Trusts' average net assets greater than $12.5 billion. Prior to January 1, 2008, KeyBank received custodian fees computed at an annual rate of 0.017% of the first $15 billion of the Trusts' average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Under the terms of the Investment Advisory Agreement, the investment advisory fee of the Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3.0 billion, 0.30% of the Fund's average daily net assets between $3.0 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2.0 billion, 0.25% of the Fund's average daily net assets between $2.0 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion. The Adviser may use its resources to assist the Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out- of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts' in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

41

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

The Distributor or financial institutions (directly or through the Distributor) may receive from all the Funds (other than the Trust Shares of the Government Reserves Fund), pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2008, the Adviser earned $3,046 (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Sub-Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser, Citi, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. The amounts are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, Citi and VCM will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. None of these payments has had, or is expected to have, a material effect on the NAV of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets.

4.  Concentration of Credit Risk:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds that are not geographically concentrated to the same extent.

5.  Line of Credit:

The Trust participates in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2008, the Trust paid approximately $80 (amount in thousands) to KeyCorp for the Line of Credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

42

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

As of April 30, 2008 the Funds had no loans outstanding with KeyCorp.

Fund	Average Loan	Average Rate
Government Reserves Fund	$9	3.56%
Prime Obligations Fund	51	3.48%
Tax-Free Money Market Fund	22	5.01%
Ohio Municipal Money Market Fund	10	3.50%

6.  Federal Income Tax Information:

The tax character of distributions paid during the period ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Distributions Paid From Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$48,976	$48,976	$—	$48,976
Prime Obligations Fund	44,254	44,254	—	44,254
Financial Reserves Fund	24,053	24,053	—	24,053
Tax-Free Money Market Fund	9	9	12,113	12,122
Ohio Municipal Money Market Fund	32	32	12,161	12,193

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Distributions Paid From Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$56,486	$56,486	$—	$56,486
Prime Obligations Fund	38,096	38,096	—	38,096
Financial Reserves Fund	18,233	18,233	—	18,233
Tax-Free Money Market Fund	18	18	11,354	11,372
Ohio Municipal Money Market Fund	21	21	12,505	12,526

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable may differ from the Statements of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid)(amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Government Reserves Fund	$—	$3,440	$3,440	$(3,448)	$—	$(8)
Prime Obligations Fund	—	3,586	3,586	(3,622)	—	(36)
Financial Reserves Fund	—	2,170	2,170	(2,184)	(1)	(15)
Tax-Free Money Market Fund	875	—	875	(893)	(87)	(105)
Ohio Municipal Money Market Fund	789	—	789	(808)	— (a)	(19)

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Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

(Unaudited)

As of October 31, 2007, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	Expiration Year
	2008		2009	2010		2011		2013		2014	2015	Total
Financial Reserves	$—		$—	$—		$—	(a)	$—		$1	$—	$1
Tax Free Money Market	71		3	—		—		—		11	2	87
Ohio Municipal Money Market	—	(a)	—	—	(a)	—		—	(a)	—	—	—	(a)

(a) Rounds to less than $1,000.

7.  Market Events

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market's assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains high quality.

On August 28, 2007, Cheyne Finance LLC ("Cheyne"), a SIV in which the Prime Obligations Fund and the Financial Reserves Fund (the "Funds") are invested, breached a financial covenant related to the market value of its underlying collateral. Cheyne subsequently became insolvent, causing its securities to become immediately due and payable. The Trust's Board, acting on the recommendation of VCM, and in the exercise of its business judgment, has agreed that it would not be in the best interests of the Funds or their shareholders to dispose of the Cheyne securities at this time.

For purposes of carrying out the monitoring procedures for Money Market Funds, as described in the Fund's Statement of Additional Information, the Fund has reduced the mark-to-market value of the Cheyne securities to an amount below par. This reduction has had minimal impact on the deviation between the Fund's mark-to-market net asset value and its $1.00 amortized cost price per share, and the Fund has continued to value the Cheyne securities in the Fund's portfolio at their amortized cost.

On April 16, 2008 the Funds received a partial payment on the Cheyne securities. On June 17, 2008, Goldman Sachs Group Inc. and the SIV's appointed receivers, Deloitte & Touche LLP, announced a restructuring plan for Cheyne Finance (which has subsequently been renamed SIV Portfolio). The restructuring process is expected to begin on July 18, 2008.

8.  Subsequent Events:

Effective July 1, 2008, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trust, the Victory Variable Insurance Funds, and the Victory Institutional Funds (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective on or after July 1, 2008, the Line of Credit agreement between the Trusts and KeyCorp will also include the Victory Institutional Funds.

44

  Supplemental Information
The Victory Portfolios  April 30, 2008

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Government Reserves Fund
Trust Shares	$1,000.00	$1,015.70	$2.81	0.56%
Select Shares	1,000.00	1,014.50	4.06	0.81%
Prime Obligations Fund
Class A Shares	1,000.00	1,016.20	3.86	0.77%
Financial Reserves Fund
Class A Shares	1,000.00	1,016.60	3.31	0.66%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,010.70	3.85	0.77%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,010.10	4.35	0.87%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

**Annualized

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Government Reserves Fund
Trust Shares	$1,000.00	$1,022.08	$2.82	0.56%
Select Shares	1,000.00	1,020.84	4.07	0.81%
Prime Obligations Fund
Class A Shares	1,000.00	1,021.03	3.87	0.77%
Financial Reserves Fund
Class A Shares	1,000.00	1,021.58	3.32	0.66%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,021.03	3.87	0.77%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,020.54	4.37	0.87%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

Government Reserves Fund	Prime Obligations Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

46

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The Victory Portfolios  April 30, 2008

  (Unaudited)

Financial Reserves Fund	Tax Free Money Market Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

(a) Rounds to less than 0.1%

Ohio Municipal Money Market Fund

Portfolio Holdings As a Percentage of Total Investments

47

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees (except as noted below) 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 56	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC (financial services consulting); President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 51	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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The Victory Portfolios  April 30, 2008

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton, 58	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	None.

Mr. John L. Kelly,† 55	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003)	None

Dr. Thomas F. Morrissey, 74	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor II Funds (18 portfolios).

Interested Trustees.

David C. Brown,*† 36	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004)	None

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

49

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The Victory Portfolios  April 30, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Thomas W. Bunn,*† 54	Trustee	May 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005)	None

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

50

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Board Consideration Disclosure for Retail Money Market Funds

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 5, 2007. The Board also considered information relating to the Agreement at a meeting on October 24-25, 2007. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also determined, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds other than the Financial Reserves Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed the following specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Government Reserves Fund:

With respect to the Government Reserves Fund, the Board compared the Fund's 0.49% annual management fee to the median management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.46% for the peer group. The Board also compared the Fund's Select Class annual expense ratio, net of any shareholder servicing fee, of 0.59% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio also was higher than the peer group median of 0.51%. The

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  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Board then compared the Fund's Select Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

The Board specifically addressed the Fund's expenses and performance with the Adviser and considered the fact that, unlike the majority of the funds in the peer group, the Fund is uniquely managed to provide income that is exempt from state taxes, providing a higher after-tax return. The Board noted that the peer group's returns are primarily based on gross yield before taxes, and that the Fund's strategy precluded it from investing in repurchase agreements which tend to have a higher gross yield before taxes.

Having concluded, among other things, that: (1) the Government Reserves Fund's management fee and annual expenses, though higher than the medians for the peer group, were within the range of management fees and expenses attributable to comparable money market funds; and (2) the Fund's investment strategy is targeted to investors who desire income that is exempt from state income taxes causing the Fund to underperform against its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.44% annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median management fee of 0.45% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.54% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.56%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed or equaled the performance of the peer group in each of the periods. The Board noted that the Fund underperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fees and annual expenses were well within the range of fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group in each of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Financial Reserves Fund:

With respect to the Financial Reserves Fund, the Board compared the Fund's 0.59% annual management fee to the median management fee for the peer group and considered the fact that the fee was significantly higher than the median management fee of 0.47% for the peer group. The Board also compared the Fund's Class A annual expense ratio of 0.69% to the median expense ratio, net of any distribution or shareholder servicing fees, for the peer group and considered the fact that the Fund's ratio was significantly higher than the peer group median of 0.64%. In noting the absence of breakpoints in the Fund's advisory fee, the Board considered the Fund's relatively small size. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that the Fund had outperformed the appropriate Morningstar category average for the one-year period.

Having concluded, among other things, that: (1) the Financial Reserves Fund's annual expenses were within the range of comparable expenses for comparable mutual funds, even though the management fee and expense ratio were higher than the median fee and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group in each of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

With respect to the Tax-Free Money Market Fund, the Board compared the Fund's 0.44% annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the

52

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

median management fee of 0.46% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.54% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.49%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board also considered that, unlike many of it peers, the Fund is managed to limit exposure to securities that pay interest subject to the federal alternative minimum tax ("AMT"). The Board noted that the Fund had also underperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fee and expenses were within the range of fees and expenses of comparable mutual funds; and (2) the Fund's investment strategy of limiting income that was subject to the AMT detracted from the Fund's performance as compared to the peer group, since the peer group included Funds that could generate unlimited income subject to ATM; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.54% annual management fee to the median management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.48% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.64% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.51%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board further considered the significant improvement in performance during the past five years even though the Fund continued to underperform its peer group during that period, and the Fund's positive performance year-to-date of the meeting. The Board noted that the Fund had also underperformed the appropriate Morningstar category average in each of the four periods reviewed.

Having concluded, among other things, that: (1) the Ohio Municipal Money Market Fund's management fee and expenses, though higher than the median management fee and expense ratio of the peer group, were within the range of fees and expenses of comparable mutual funds; and (2) the Fund's performance had improved somewhat over the last five years and significantly year-to-date of the meeting; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

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  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-MMMF-SEMI (4/08)

April 30, 2008

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

Supplemental Information

Proxy Voting and Form N-Q Information	24

Expense Examples	24

Portfolio Holdings	25

Trustee and Officer Information	26

Advisory Contract Renewal	29

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

• Traditional government spending is expected to remain healthy

• Consumer Price Index (CPI) increases have been relatively modest

• Earnings growth is expected to turn positive in the second half of the year

• Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

3

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President of the Victory Funds. David resigned as President of the Victory Funds in May in conjunction with his appointment to the Victory Portfolios Board of Trustees. We also welcome two new Trustees to the Victory Portfolios, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Mike Policarpo

President
The Victory Portfolios

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$26,968	$26,966
Societe Generale North America, Inc., 2.53% (a), 5/1/08	150,000	150,000
Total Commercial Paper (Amortized Cost $176,968)		176,966
Common Stocks (96.2%)
Banks (5.9%):
Bank of America Corp. (b)	2,944,700	110,544
JPMorgan Chase & Co. (b)	2,076,938	98,966
Wells Fargo Co. (b)	1,375,000	40,906
		250,416
Beverages (6.0%):
Coca-Cola Co.	1,283,650	75,568
Diageo PLC, ADR	1,040,200	85,192
PepsiCo, Inc.	1,393,239	95,479
		256,239
Biotechnology (3.6%):
Amgen, Inc. (c)	1,525,000	63,852
Genentech, Inc. (c)	1,304,095	88,939
		152,791
Brokerage Services (3.0%):
Charles Schwab Corp.	6,022,570	130,087
Building Materials (0.7%):
USG Corp. (b) (c)	881,878	31,139
Chemicals (1.1%):
PPG Industries, Inc.	755,786	46,383
Computers & Peripherals (10.3%):
Apple Computer, Inc. (c)	951,000	165,427
Cisco Systems, Inc. (b) (c)	4,953,000	126,995
Dell, Inc. (b) (c)	973,700	18,140
EMC Corp. (c)	8,411,000	129,529
		440,091
Cosmetics & Toiletries (2.3%):
Estee Lauder Cos., Class A (b)	910,398	41,523
Procter & Gamble Co.	869,731	58,316
		99,839
Engineering (1.5%):
Foster Wheeler Ltd. (b) (c)	977,503	62,257
Financial Services (0.6%):
Citigroup, Inc.	982,200	24,820
Health Care (0.2%):
Medtronic, Inc.	163,025	7,936

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Home Builders (0.2%):
Toll Brothers, Inc. (b) (c)	352,300	$7,976
Insurance (1.1%):
American International Group, Inc.	986,358	45,570
Internet Business Services (2.9%):
Google, Inc., Class A (c)	213,000	122,324
Internet Service Provider (0.7%):
Yahoo!, Inc. (c)	1,105,466	30,301
Investment Companies (2.1%):
Invesco Ltd.	1,800,043	46,171
The Blackstone Group LP (b)	2,274,250	42,460
		88,631
Manufacturing — Diversified (1.9%):
Siemens AG, Sponsored ADR	669,200	79,267
Manufacturing — Miscellaneous (2.3%):
3M Co.	1,271,000	97,740
Mining (4.2%):
Barrick Gold Corp.	1,572,872	60,745
Newmont Mining Corp. (b)	2,697,200	119,243
		179,988
Oil & Gas Exploration — Production & Services (3.5%):
Chesapeake Energy Corp. (b)	1,935,800	100,081
XTO Energy, Inc.	778,802	48,177
		148,258
Oil Companies — Integrated (1.3%):
Hess Corp.	540,000	57,348
Oilfield Services & Equipment (12.9%):
BJ Services Co. (b)	2,071,479	58,561
Halliburton Co. (b)	4,251,800	195,200
National-Oilwell Varco, Inc. (c)	943,000	64,548
Schlumberger Ltd. (b)	2,305,221	231,790
		550,099
Pharmaceuticals (6.8%):
Johnson & Johnson	2,003,400	134,408
Merck & Co., Inc.	3,114,400	118,472
Pfizer, Inc.	1,942,058	39,055
		291,935
Radio & Television (1.4%):
Comcast Corp., Class A (b)	2,815,000	57,848
Retail (0.6%):
Target Corp. (b)	453,010	24,068

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Retail — Department Stores (0.5%):
Kohl's Corp. (b) (c)	452,693	$22,114
Retail — Drug Stores (2.5%):
CVS Caremark Corp. (b)	2,674,300	107,961
Retail — Specialty Stores (0.5%):
Tiffany & Co. (b)	521,442	22,704
Semiconductors (5.6%):
Intel Corp.	5,934,800	132,109
Maxim Integrated Products, Inc.	2,163,863	45,506
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,425,272	60,980
		238,595
Software & Computer Services (3.6%):
Microsoft Corp.	5,440,000	155,149
Utilities — Electric (4.2%):
Duke Energy Corp. (b)	623,751	11,421
Exelon Corp.	1,418,802	121,279
Public Service Enterprise Group, Inc.	1,061,410	46,607
		179,307
Utilities — Telecommunications (2.2%):
Verizon Communications, Inc. (b)	2,416,541	92,988
Total Common Stocks (Cost $3,895,765)		4,102,169
Short-Term Securities Held as Collateral for Securities Lending (10.3%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$440,473	440,473
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $440,473)		440,473
Total Investments (Cost $4,513,206) — 110.7%		4,719,608
Liabilities in excess of other assets — (10.7)%		(454,300)
NET ASSETS — 100.0%		$4,265,308

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

7

  Statement of Assets and Liabilities
The Victory Portfolios   April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $4,513,206) (a)	$4,719,608
Cash	50
Interest and dividends receivable	1,824
Receivable for capital shares issued	3,716
Receivable for investments sold	10,085
Prepaid expenses	166
Total Assets	4,735,449
LIABILITIES:
Payable for investments purchased	22,426
Payable for capital shares redeemed	3,226
Payable for return of collateral received	440,473
Accrued expenses and other payables:
Investment advisory fees	2,013
Administration fees	319
Custodian fees	44
Accounting fees	2
Transfer agent fees	263
Trustee fees	39
Shareholder servicing fees	756
12b-1 fees	231
Other accrued expenses	349
Total Liabilities	470,141
NET ASSETS:
Capital	4,100,304
Distributions in excess of net investment income	(870)
Accumulated undistributed net realized losses from investments	(40,528)
Net unrealized appreciation on investments	206,402
Net Assets	$4,265,308
Net Assets
Class A Shares	$3,737,983
Class C Shares	185,396
Class R Shares	199,888
Class I Shares	142,041
Total	$4,265,308
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	221,638
Class C Shares	11,245
Class R Shares	11,965
Class I Shares	8,426
Total	253,274
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.87
Class C Shares (b)	$16.49
Class R Shares	$16.71
Class I Shares	$16.86
Maximum Sales Charge — Class A Shares	5.75%
Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.90

(a)  Includes securities on loan of $425,305.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

8

  Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$2,654
Dividend income	32,747
Income from securities lending, net	527
Total Income	35,928
Expenses:
Investment advisory fees	12,086
Administration fees	1,901
Shareholder servicing fees — Class A Shares	4,496
12b-1 fees — Class C Shares	932
12b-1 fees — Class R Shares	507
Accounting fees	3
Custodian fees	301
Transfer agent fees	366
Transfer agent fees — Class A Shares	527
Transfer agent fees — Class C Shares	62
Transfer agent fees — Class R Shares	46
Transfer agent fees — Class I Shares	4
Trustees' fees	156
Legal and audit fees	286
Other expenses	416
Total Expenses	22,089
Shareholder servicing fees waived	(10)
Net Expenses	22,079
Net Investment Income	13,849
Realized/Unrealized Losses from Investment Transactions
Net realized losses from investment transactions	(28,464)
Net change in unrealized appreciation/depreciation on investments	(389,061)
Net realized/unrealized losses from investments	(417,525)
Change in net assets resulting from operations	$(403,676)

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$13,849	$27,443
Net realized gains (losses) from investment transactions	(28,464)	493,783
Net realized gains from redemptions in-kind	—	12,944
Net change in unrealized appreciation/depreciation on investments	(389,061)	194,641
Net increase from payments by Adviser	—	2,922
Change in net assets resulting from operations	(403,676)	731,733
Distributions to Shareholders:
From net investment income:
Class A Shares	(13,551)	(28,355)
Class C Shares	(84)	(429)
Class R Shares	(462)	(1,165)
Class I Shares (a)	(610)	(429)
From net realized gains:
Class A Shares	(379,022)	(209,837)
Class C Shares	(20,477)	(11,788)
Class R Shares	(22,131)	(13,604)
Class I Shares (a)	(11,580)	—
Change in net assets resulting from distributions to shareholders	(447,917)	(265,607)
Change in net assets from capital transactions	651,985	204,207
Change in net assets	(199,608)	670,333
Net Assets:
Beginning of period	4,464,916	3,794,583
End of period	$4,265,308	$4,464,916
Distributions in excess of net investment income	$(870)	$(12)

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$812,011	$1,006,793
Dividends reinvested	308,790	191,580
Cost of shares redeemed	(546,516)	(1,087,066)
Total Class A Shares	$574,285	$111,307
Class C Shares
Proceeds from shares issued	$23,692	$34,704
Dividends reinvested	11,120	6,261
Cost of shares redeemed	(16,909)	(43,071)
Total Class C Shares	$17,903	$(2,106)
Class R Shares
Proceeds from shares issued	$17,115	$22,713
Dividends reinvested	20,627	13,417
Cost of shares redeemed	(21,757)	(54,000)
Total Class R Shares	$15,985	$(17,870)
Class I Shares (a)
Proceeds from shares issued	$44,316	$114,906
Dividends reinvested	12,190	429
Cost of shares redeemed	(12,694)	(2,459)
Total Class I Shares	$43,812	$112,876
Change in net assets from capital transactions	$651,985	$204,207
Share Transactions:
Class A Shares
Issued	47,647	52,903
Reinvested	17,290	10,620
Redeemed	(32,303)	(57,330)
Total Class A Shares	32,634	6,193
Class C Shares
Issued	1,401	1,879
Reinvested	636	355
Redeemed	(1,023)	(2,329)
Total Class C Shares	1,014	(95)
Class R Shares
Issued	1,016	1,208
Reinvested	1,165	752
Redeemed	(1,302)	(2,889)
Total Class R Shares	879	(929)
Class I Shares (a)
Issued	2,669	5,928
Reinvested	684	21
Redeemed	(754)	(122)
Total Class I Shares	2,599	5,827
Change in shares	37,126	10,996

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.68	$18.52		$16.68	$15.36	$13.74	$10.94
Investment Activities:
Net investment income	0.06	0.14		0.07	0.13	0.09 (a)	0.08
Net realized and unrealized gains (losses) on investments	(1.81)	3.32		2.59	1.32	1.62	2.80
Total from Investment Activities	(1.75)	3.46		2.66	1.45	1.71	2.88
Distributions:
Net investment income	(0.06)	(0.15)		(0.08)	(0.13)	(0.09)	(0.08)
Net realized gains from investments	(2.00)	(1.15)		(0.74)	—	—	—
Total Distributions	(2.06)	(1.30)		(0.82)	(0.13)	(0.09)	(0.08)
Net Asset Value, End of Period	$16.87	$20.68		$18.52	$16.68	$15.36	$13.74
Total Return (excludes sales charge) (b)	(8.95)%	19.74	%(c)	16.52%	9.47%	12.46%	26.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,737,983	$3,909,527		$3,385,643	$2,643,900	$1,834,238	$1,149,997
Ratio of expenses to average net assets (d)	1.03%	1.04%		1.07%	1.13%	1.10%	1.16%
Ratio of net investment income to average net assets (d)	0.72%	0.73%		0.39%	0.74%	0.59%	0.45%
Ratio of expenses to average net assets (d) (e)	1.03%	1.04%		1.07%	1.16%	1.11%	1.16%
Ratio of net investment income to average net assets (d) (e)	0.72%	0.73%		0.39%	0.71%	0.58%	0.45%
Portfolio turnover (f)	57%	102%		103%	93%	86%	95%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.28		$18.22		$16.49	$15.24	$13.66		$10.90
Investment Activities:
Net investment income (loss)	(0.01	)(a)	(0.01)		(0.08)	0.01	(0.01	)(a)	0.03
Net realized and unrealized gains (losses) on investments	(1.77)		3.26		2.55	1.31	1.62		2.77
Total from Investment Activities	(1.78)		3.25		2.47	1.32	1.61		2.80
Distributions:
Net investment income	(0.01)		(0.04)		—	(0.07)	(0.03)		(0.04)
Net realized gains from investments	(2.00)		(1.15)		(0.74)	—	—		—
Total Distributions	(2.01)		(1.19)		(0.74)	(0.07)	(0.03)		(0.04)
Net Asset Value, End of Period	$16.49		$20.28		$18.22	$16.49	$15.24		$13.66
Total Return (excludes contingent deferred sales charge) (b)	(9.33)%		18.81	%(c)	15.51%	8.66%	11.77%		25.71%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$185,396		$207,513		$188,157	$143,141	$74,036		$11,068
Ratio of expenses to average net assets (d)	1.84%		1.83%		1.92%	1.90%	1.75%		1.75%
Ratio of net investment income (loss) to average net assets (d)	(0.08)%		(0.07)%		(0.47)%	(0.10)%	(0.09)%		0.08%
Ratio of expenses to average net assets (d) (e)	1.84%		1.83%		1.93%	2.01%	1.93%		2.13%
Ratio of net investment (loss) to average net assets (d) (e)	(0.08)%		(0.07)%		(0.48)%	(0.21)%	(0.27)%		(0.30)%
Portfolio turnover (f)	57%		102%		103%	93%	86%		95%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.51	$18.38		$16.55	$15.24	$13.64	$10.86
Investment Activities:
Net investment income	0.04	0.09		0.01	0.08	0.03	0.04
Net realized and unrealized gains (losses) on investments	(1.80)	3.29		2.58	1.31	1.60	2.78
Total from Investment Activities	(1.76)	3.38		2.59	1.39	1.63	2.82
Distributions:
Net investment income	(0.04)	(0.10)		(0.02)	(0.08)	(0.03)	(0.04)
Net realized gains from investments	(2.00)	(1.15)		(0.74)	—	—	—
Total Distributions	(2.04)	(1.25)		(0.76)	(0.08)	(0.03)	(0.04)
Net Asset Value, End of Period	$16.71	$20.51		$18.38	$16.55	$15.24	$13.64
Total Return (a)	(9.11)%	19.42	%(b)	16.25%	9.10%	11.95%	26.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$199,888	$227,392		$220,783	$215,975	$229,361	$203,830
Ratio of expenses to average net assets (c)	1.34%	1.30%		1.36%	1.48%	1.52%	1.57%
Ratio of net investment income to average net assets (c)	0.42%	0.46%		0.11%	0.49%	0.19%	0.31%
Ratio of expenses to average net assets (c) (d)	1.34%	1.30%		1.36%	1.51%	1.52%	1.67%
Ratio of net investment income to average net assets (c) (d)	0.42%	0.46%		0.11%	0.46%	0.19%	0.21%
Portfolio turnover (e)	57%	102%		103%	93%	86%	95%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.68	$19.37
Investment Activities:
Net investment income	0.09	0.03
Net realized and unrealized gains (losses) on investments	(1.82)	1.35
Total from Investment Activities	(1.73)	1.38
Distributions:
Net investment income	(0.09)	(0.07)
Net realized gains from investments	(2.00)	—
Total Distributions	(2.09)	(0.07)
Net Asset Value, End of Period	$16.86	$20.68
Total Return (b)	(8.88)%	7.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$142,041	$120,484
Ratio of expenses to average net assets (c)	0.76%	0.75%
Ratio of net investment income to average net assets (c)	0.98%	1.07%
Portfolio turnover rate (d)	57%	102%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Notes to Financial Statements

The Victory Portfolios  April 30, 2008

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue four classes of shares: Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

16

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made

17

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of April 30, 2008, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2008, the Funds had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2008 KeyBank received $454 (amount in thousands) in total from the Trust for its services as lending agent. Under guidelines established by the Board, the Fund must receive loan collateral from the borrower (maintained with KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

18

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The Victory Portfolios  April 30, 2008

  (Unaudited)

The Fund loaned securities and received cash collateral with the following market value as of April 30, 2008 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Year	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$425,305	$440,473	$467,565	$197

The cash collateral received by the Funds on April 30, 2008 was pooled with other collateral received by the other Funds in the Trust and invested in the following (amounts in thousands):

Market Value of Collateral
Money Market Funds
Goldman Sachs FS Prime Obligation Fund, 2.45%	$25,714
Repurchase Agreements
Bank of America, 2.51%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $125,009 collateralized by $128,750 various Corporate securities, 4.62%-7.50%, 9/02/08-6/13/13, market value $127,111)	125,000
Deutsche Bank, 2.54%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $206,000 various Corporate securities, 5.59%-7.63%, 6/05/12-12/01/45, market value $202,476)	200,000
Goldman Sachs, 2.53%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $205,688 various Corporate securities, 5.25%-7.63%, 9/02/08-4/15/31, market value $203,142)	200,000
Greenwich Partners LLC, 2.52%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $150,010 collateralized by $154,503 various Corporate securities, 0.01%-3.13%, 5/09/08-5/19/08, market value $154,503)	150,000
HSBC Corp., 2.53%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $205,998 various Corporate securities, 5.25%-8.23%, 8/15/08-6/01/66, market value $203,262)	200,000
Lehman Brothers, 2.54%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $206,004 various Corporate securities, 5.00%-6.75%, 9/19/08-12/01/45, market value $202,493)	200,000
Total Market Value	$1,100,714

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment

19

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  (Unaudited)

losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or result of operations.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADR's by the Fund have been provided for in accordance with each investments applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognized a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognized a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the year ended October 31, 2007, the Fund realized $12,944 of net gain on $66,694 of in-kind redemptions (amounts in thousands).

Other:

Expenses that are directly related to the Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2008, were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$2,665,011	$2,305,181	$—	$—

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily nets assets between $800 million and $2.4 billion and 0.55% of the Fund's average daily nets assets greater than $2.4 billion. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.015% of the first $10 billion of the Trust and The Victory Variable Insurance Funds (the "Trusts") average daily net assets, 0.0113% of the Trusts' average net assets between $10 billion and $12.5 billion and 0.0025% of the Trusts' average net assets greater than $12.5 billion. Prior to January 1, 2008 KeyBank received custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trusts' average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. For the six months ended April 30, 2008, affiliates of the Adviser or the Fund earned $229 (amount in the thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of the Fund a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2008, affiliates of the Adviser or the Fund earned $519 (amount in thousands).

21

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The Victory Portfolios  April 30, 2008

  (Unaudited)

In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2008, the Distributor received approximately $40 from commissions earned on sales of Class A Shares and the Transfer Agent received $8 from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers of the Fund's shares, including approximately $16 to affiliates of the Fund (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Sub-Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. For the six months ended April 30, 2008, the expense limits were as follows:

Diversified Stock Fund
Class C Shares	2.00	%*

* In effect until at least February 28, 2014.

The Adviser, Citi, or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements of any kind are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, Citi and VCM adviser will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission (the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006, relating to the same matters. None of these payments has had, or is expected to have, a material effect on the net asset value of any Fund. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets.

5.  Line of Credit:

The Trusts participates in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2008, the Trust paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Each series of the Trust, including the Fund, pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding during

22

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

the six months ended was $86 (amount in thousands). The average interest rate for the period was 4.13%. As of April 30, 2008 the Fund had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$161,684	$103,923	$265,607

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$23,455	$126,402	$149,857

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Defiicit)
Diversified Stock Fund	$219,514	$213,682	$(5,948)	$589,349	$1,016,597

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2007, the Fund has capital loss carryforwards, subject to any applicable limitations on availability, to offset future gains, if any, as the successor of a merger with the Growth Fund. This amount is $5,948 (amount in thousands), expiring in 2010.

The Cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments For Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified Stock Fund	$4,529,016	$373,985	$(183,393)	$190,592

7.  Subsequent Events:

Effective July 1, 2008, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trust, the Victory Variable Insurance Funds, and the Victory Institutional Funds (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective on or after July 1, 2008, the Line of Credit agreement between the Trusts and KeyCorp will also include the Victory Institutional Funds.

23

  Supplemental Information
The Victory Portfolios  April 30, 2008

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Diversified Stock Fund
Class A Shares	$1,000.00	$910.50	$4.89	1.03%
Class C Shares	1,000.00	906.70	8.72	1.84%
Class R Shares	1,000.00	908.90	6.36	1.34%
Class I Shares	1,000.00	911.20	3.61	0.76%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

24

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.74	$5.17	1.03%
Class C Shares	1,000.00	1,015.71	9.22	1.84%
Class R Shares	1,000.00	1,018.20	6.72	1.34%
Class I Shares	1,000.00	1,021.08	3.82	0.76%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

  Portfolio Holdings

  As a Percentage of Total Investment

25

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees (except as noted below) 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 56	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC (financial services consulting); President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 51	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton, 58	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	None.

Mr. John L. Kelly,† 55	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003)	None

Dr. Thomas F. Morrissey, 74	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor II Funds (18 portfolios).

Interested Trustees.

David C. Brown,*† 36	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004)	None

Thomas W. Bunn,*† 54	Trustee	May 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005)	None

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement"). The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 5, 2007. The Board also considered information relating to the Agreement at a meeting on October 24-25, 2007. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also determined, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of the Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed the following specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Diversified Stock Fund:

With respect to the Diversified Stock Fund, the Board compared the Fund's 0.69% annual management fee to the median management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.63% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.82% to the median comparable expense ratio for the peer group and considered the fact that Fund's expense ratio was virtually the same as the peer group's 0.83%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding

29

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014, and was willing to voluntarily waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class I expenses exceeded 0.79%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had also outperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Diversified Stock Fund's management fee, while higher than the median fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses were within the range of expenses attributable to comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C and Class I expense ratios would provide stability to the Fund's Class C and Class I expenses; and (4) the Fund had excellent performance during each of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

30

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31

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32

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33

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34

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35

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36

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37

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/08)

April 30, 2008

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Focused Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	7

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34-37

Stock Index Fund

Schedule of Portfolio Investments	10

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	38-39

Established Value Fund

Schedule of Portfolio Investments	26

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	40-41

Special Value Fund

Schedule of Portfolio Investments	42

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	57-60

Small Company Opportunity Fund

Schedule of Portfolio Investments	46

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	61-63

Focused Growth Fund

Schedule of Portfolio Investments	51

Statement of Assets and Liabilities	53

Statement of Operations	54

Statements of Changes in Net Assets	55

Financial Highlights	64-66

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	67

Statement of Assets and Liabilities	83

Statement of Operations	84

Statements of Changes in Net Assets	85

Financial Highlights	87-90

Investment Grade Convertible Fund

Schedule of Portfolio Investments	79

Statement of Assets and Liabilities	83

Statement of Operations	84

Statements of Changes in Net Assets	85

Financial Highlights	91-92

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedule of Portfolio Investments	93

Statement of Assets and Liabilities	105

Statement of Operations	106

Statements of Changes in Net Assets	107

Financial Highlights	109-110

Fund for Income

Schedule of Portfolio Investments	103

Statement of Assets and Liabilities	105

Statement of Operations	106

Statements of Changes in Net Assets	107

Financial Highlights	111-113

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	114

Statement of Assets and Liabilities	124

Statement of Operations	125

Statements of Changes in Net Assets	126

Financial Highlights	127

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	119

Statement of Assets and Liabilities	124

Statement of Operations	125

Statements of Changes in Net Assets	126

Financial Highlights	128

Notes to Financial Statements	129

Supplemental Information

Proxy Voting and Form N-Q Information	142

Expense Examples	142

Portfolio Holdings	146

Trustee and Officer Information	148

Advisory Contract Renewal	152

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

• Traditional government spending is expected to remain healthy

• Consumer Price Index (CPI) increases have been relatively modest

• Earnings growth is expected to turn positive in the second half of the year

• Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring.

Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President of the Victory Funds. David resigned as President of the Victory Funds in May in conjunction with his appointment to the Victory Portfolios Board of Trustees. We also welcome two new Trustees to the Victory Portfolios, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Mike Policarpo

President
The Victory Portfolios

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.9%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$7,675	$7,674
Total Commercial Paper (Amortized Cost $7,674)		7,674
Common Stocks (98.1%)
Aerospace/Defense (1.8%):
Northrop Grumman Corp.	48,000	3,531
Aluminum (1.0%):
Alcoa, Inc. (b)	55,500	1,930
Banks (8.1%):
Bank of America Corp.	143,000	5,368
Fifth Third Bancorp (b)	106,000	2,272
JPMorgan Chase & Co.	48,000	2,287
Wachovia Corp. (b)	86,000	2,507
Wells Fargo Co. (b)	123,000	3,659
		16,093
Computers & Peripherals (1.4%):
Dell, Inc. (b) (c)	151,000	2,813
Electronics (5.1%):
General Electric Co.	247,000	8,077
Hubbell, Inc., Class B	45,000	2,013
		10,090
Engineering (0.7%):
KBR, Inc.	48,000	1,384
Financial Services (1.3%):
Citigroup, Inc.	100,000	2,527
Food Processing & Packaging (1.8%):
Kraft Foods, Inc., Class A	70,000	2,214
Tyson Foods, Inc., Class A	79,000	1,406
		3,620
Heavy Machinery (2.3%):
Caterpillar, Inc. (b)	56,000	4,585
Insurance (5.0%):
American International Group, Inc.	64,000	2,957
Aon Corp. (b)	93,000	4,221
Progressive Corp. (b)	147,000	2,674
		9,852
Internet Business Services (1.0%):
Symantec Corp. (c)	113,000	1,946
Lodging (0.6%):
Wyndham Worldwide Corp. (b)	54,000	1,160
Manufacturing — Diversified (2.2%):
Tyco International Ltd.	92,000	4,305

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Manufacturing — Miscellaneous (0.8%):
Trinity Industries, Inc.	56,000	$1,703
Media (3.1%):
News Corp., Class A	186,000	3,330
Time Warner, Inc.	191,000	2,836
		6,166
Medical Supplies (2.6%):
Covidien Ltd.	110,000	5,136
Minerals (2.9%):
BHP Billiton Ltd., ADR (b)	57,000	4,597
Teck Cominco Ltd., Class B (b)	25,000	1,092
		5,689
Mining (2.0%):
Barrick Gold Corp.	49,000	1,892
Newmont Mining Corp.	46,000	2,034
		3,926
Oil & Gas Exploration — Production & Services (10.4%):
Apache Corp.	15,000	2,020
Chesapeake Energy Corp.	95,000	4,912
Devon Energy Corp.	41,000	4,649
Noble Corp.	41,000	2,307
Transocean, Inc. (b) (c)	24,000	3,539
XTO Energy, Inc.	52,000	3,217
		20,644
Oil Companies — Integrated (8.2%):
ConocoPhillips	41,000	3,532
Exxon Mobil Corp.	100,000	9,307
Occidental Petroleum Corp.	40,000	3,329
		16,168
Oil Marketing & Refining (1.9%):
Valero Energy Corp.	77,000	3,762
Oilfield Services & Equipment (3.7%):
Halliburton Co.	93,000	4,269
National-Oilwell Varco, Inc. (c)	46,000	3,149
		7,418
Pharmaceuticals (8.4%):
AmerisourceBergen Corp.	44,000	1,784
Eli Lilly & Co.	54,000	2,600
Johnson & Johnson	113,000	7,581
Pfizer, Inc.	228,000	4,585
		16,550
Railroads (4.6%):
Burlington Northern Santa Fe Corp.	37,000	3,794
Norfolk Southern Corp.	88,000	5,243
		9,037

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Retail — Department Stores (0.7%):
Kohl's Corp. (b) (c)	27,000	$1,319
Retail — Specialty Stores (0.7%):
The Home Depot, Inc.	46,000	1,325
Semiconductors (0.6%):
Applied Materials, Inc.	63,000	1,176
Software & Computer Services (1.6%):
Microsoft Corp.	115,000	3,280
Steel (0.3%):
Cleveland-Cliffs, Inc.	4,000	642
Tobacco (2.0%):
Altria Group, Inc.	60,000	1,200
Philip Morris International, Inc. (c)	54,000	2,756
		3,956
Utilities — Electric (4.5%):
Dominion Resources, Inc. (b)	49,000	2,126
Duke Energy Corp.	101,000	1,849
Public Service Enterprise Group, Inc.	44,000	1,932
Southern Co. (b)	81,000	3,016
		8,923
Utilities — Telecommunications (4.9%):
AT&T, Inc.	169,000	6,542
Verizon Communications, Inc.	82,000	3,155
		9,697
Wire & Cable Products (1.9%):
Belden, Inc.	69,774	2,354
General Cable Corp. (b) (c)	22,000	1,474
		3,828
Total Common Stocks (Cost $182,655)		194,181
Short-Term Securities Held as Collateral for Securities Lending (17.1%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$33,830	33,830
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $33,830)		33,830
Total Investments (Cost $224,159) — 119.1%		235,685
Liabilities in excess of other assets — (19.1)%		(37,860)
NET ASSETS — 100.0%		$197,825

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments  Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.8%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$3,564	$3,564
Total Commercial Paper (Amortized Cost $3,564)		3,564
Common Stocks (92.4%)
Advertising (0.1%):
Interpublic Group of Cos., Inc. (b)	2,212	20
Omnicom Group, Inc.	1,505	72
		92
Aerospace/Defense (2.5%):
B.F. Goodrich Co.	587	40
Boeing Co.	3,590	305
General Dynamics Corp.	1,888	171
Honeywell International, Inc.	3,494	207
Lockheed Martin Corp.	1,609	170
Northrop Grumman Corp.	1,586	117
Raytheon Co., Class B	2,002	128
Rockwell Collins, Inc.	762	48
United Technologies Corp.	4,608	334
		1,520
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	3,021	133
Airlines (0.1%):
Southwest Airlines Co.	3,453	46
Aluminum (0.2%):
Alcoa, Inc.	3,823	133
Apparel & Footwear (0.4%):
Coach, Inc. (b)	1,652	59
Jones Apparel Group, Inc.	406	6
Liz Claiborne, Inc.	467	8
Nike, Inc., Class B	1,797	120
Polo Ralph Lauren Corp.	276	17
VF Corp.	412	31
		241
Audio & Video Products (0.0%):
Harman International Industries, Inc.	284	12
Automotive (0.4%):
AutoNation, Inc. (b)	634	10
Ford Motor Co. (b)	10,360	86
General Motors Corp.	2,657	62
PACCAR, Inc.	1,721	81
		239
Automotive Parts (0.2%):
Eaton Corp.	798	70
Genuine Parts Co.	776	33
		103

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Banks (5.9%):
Bank of America Corp.	20,853	$783
Bank of New York Mellon Corp.	5,358	233
BB & T Corp.	2,564	88
Comerica, Inc.	707	25
Fifth Third Bancorp	2,501	54
First Horizon National Corp.	593	6
Huntington Bancshares, Inc.	1,719	16
JPMorgan Chase & Co.	15,944	760
KeyCorp (c)	1,872	45
M&T Bank Corp.	361	34
Marshall & Ilsley Corp.	1,229	31
National City Corp.	2,976	19
Northern Trust Corp.	901	67
PNC Financial Services Group, Inc.	1,600	111
Regions Financial Corp.	3,256	71
State Street Corp.	1,819	131
SunTrust Banks, Inc.	1,647	92
The Toronto-Dominion Bank	378	25
U.S. Bancorp	8,120	275
Wachovia Corp.	9,304	271
Wells Fargo Co.	15,476	460
Zions Bancorporation	503	23
		3,620
Beverages (2.2%):
Anheuser-Busch Cos., Inc.	3,357	165
Brown-Forman Corp., Class B	396	27
Coca Cola Enterprises, Inc.	1,350	30
Coca-Cola Co.	9,382	552
Constellation Brands, Inc., Class A (b)	911	17
Molson Coors Brewing Co.	646	36
Pepsi Bottling Group, Inc.	644	22
PepsiCo, Inc.	7,519	515
		1,364
Biotechnology (1.0%):
Amgen, Inc. (b)	5,106	214
Biogen Idec, Inc. (b)	1,398	85
Genzyme Corp. (b)	1,256	88
Gilead Sciences, Inc. (b)	4,360	226
		613
Brokerage Services (1.0%):
Applied Biosystems Group	786	25
Charles Schwab Corp.	4,408	95
Lehman Brothers Holdings, Inc.	2,491	110
Merrill Lynch & Co., Inc.	4,561	227
Thermo Fisher Scientific, Inc. (b)	1,965	114
Waters Corp. (b)	469	29
		600

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Building Materials (0.2%):
Masco Corp.	1,712	$31
Trane, Inc.	816	38
Vulcan Materials Co.	509	35
		104
Building — Residential & Commercial (0.1%):
Centex Corp.	575	12
D.R. Horton, Inc.	1,286	20
KB Home	361	8
		40
Casino Services (0.1%):
International Game Technology	1,468	51
Chemicals (1.8%):
Air Products & Chemicals, Inc.	1,007	99
Ashland, Inc.	263	14
Dow Chemical Co.	4,411	177
E.I. du Pont de Nemours and Co.	4,222	207
Eastman Chemical Co.	374	28
Hercules, Inc.	533	10
Monsanto Co.	2,572	293
PPG Industries, Inc.	769	47
Praxair, Inc.	1,471	134
Rohm & Haas Co.	588	31
Sigma-Aldrich Corp.	607	35
		1,075
Coal (0.2%):
Consol Energy, Inc.	857	69
Peabody Energy Corp.	1,272	78
		147
Commercial Services (0.3%):
Cintas Corp.	613	18
Convergys Corp. (b)	595	9
Ecolab, Inc.	824	38
Fidelity National Information Services, Inc.	803	29
Moody's Corp.	965	36
Paychex, Inc.	1,519	55
		185
Computers & Peripherals (5.5%):
Apple Computer, Inc. (b)	4,126	718
Cisco Systems, Inc. (b)	27,983	718
Computer Sciences Corp. (b)	768	34
Dell, Inc. (b)	10,520	196
Electronic Data Systems Corp.	2,391	44
EMC Corp. (b)	9,861	152
Hewlett-Packard Co.	11,573	536
International Business Machines Corp.	6,498	784
Lexmark International Group, Inc. (b)	446	14

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
NetApp, Inc. (b)	1,613	$39
SanDisk Corp. (b)	1,075	29
Sun Microsystems, Inc. (b)	3,721	58
Teradata Corp. (b)	843	18
Unisys Corp. (b)	1,659	7
		3,347
Consumer Products (0.5%):
Clorox Co.	652	34
Colgate-Palmolive Co.	2,393	169
Fortune Brands, Inc.	723	49
Newell Rubbermaid, Inc.	1,299	27
		279
Containers & Packaging (0.1%):
Ball Corp.	458	25
Bemis, Inc.	468	12
Pactiv Corp. (b)	612	15
Sealed Air Corp.	759	19
		71
Cosmetics & Toiletries (2.0%):
Avon Products, Inc.	2,003	78
Estee Lauder Cos., Class A	536	25
International Flavor & Fragance, Inc.	380	17
Kimberly-Clark Corp.	1,973	126
Procter & Gamble Co.	14,447	969
		1,215
Cruise Lines (0.1%):
Carnival Corp.	2,049	82
Data Processing (0.0%):
Total System Services, Inc.	933	22
Distribution/Wholesale (0.2%):
Costco Wholesale Corp.	2,041	145
E-Commerce & Services (0.2%):
Amazon.com, Inc. (b)	1,448	114
IAC/InterActiveCorp (b)	848	18
Monster Worldwide, Inc. (b)	589	14
		146
Electrical Equipment (0.4%):
Emerson Electric Co.	3,695	193
W.W. Grainger, Inc.	315	27
		220
Electronics (3.0%):
General Electric Co.	46,876	1,533
Johnson Controls, Inc.	2,787	98
L-3 Communications Holdings, Inc.	575	64
Millipore Corp. (b)	258	18

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Molex, Inc.	660	$19
PerkinElmer, Inc.	552	15
Tyco Electronics Ltd.	2,288	85
		1,832
Engineering (0.1%):
Fluor Corp.	416	64
Engineering (0.1%):
Jacobs Engineering Group, Inc. (b)	570	49
Entertainment (0.5%):
The Walt Disney Co.	8,839	287
Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)	1,583	20
Waste Management, Inc.	2,325	84
		104
Financial & Insurance (0.0%):
MBIA, Inc.	987	10
Financial Services (4.2%):
Ambac Financial Group, Inc.	1,346	6
American Express Co.	5,427	261
Ameriprise Financial, Inc.	1,065	51
Bear Stearns Cos., Inc.	554	6
Capital One Financial Corp.	1,751	93
CIT Group, Inc.	898	10
Citigroup, Inc.	24,440	618
CME Group, Inc.	250	114
Countrywide Credit Industries, Inc.	2,726	16
Discover Financial Services	2,249	41
E*TRADE Financial Corp. (b)	2,169	9
Equifax, Inc.	609	23
Fannie Mae	4,592	130
Federated Investors, Inc., Class B	406	14
Freddie Mac	3,033	75
Goldman Sachs Group, Inc.	1,855	355
H&R Block, Inc.	1,527	33
IntercontinentalExchange, Inc. (b)	329	51
Janus Capital Group, Inc.	693	19
Legg Mason, Inc.	633	38
Marsh & McLennan Cos., Inc.	2,446	67
Morgan Stanley	5,185	252
NYSE Euronext	1,244	82
SLM Corp. (b)	2,190	41
T. Rowe Price Group, Inc.	1,238	72
Western Union Co.	3,519	81
		2,558

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.4%):
Kroger Co.	3,158	$86
Safeway, Inc.	2,066	65
SUPERVALU, Inc.	993	33
Sysco Corp.	2,833	87
		271
Food Processing & Packaging (1.2%):
Campbell Soup Co.	1,033	36
ConAgra, Inc.	2,289	54
Dean Foods Co. (b)	710	16
General Mills, Inc.	1,581	95
H.J. Heinz Co.	1,479	70
Hershey Foods Corp.	790	30
Kellogg Co.	1,223	63
Kraft Foods, Inc., Class A	7,198	228
McCormick & Co., Inc.	601	23
Sara Lee Corp.	3,343	48
Tyson Foods, Inc., Class A	1,285	23
Wm. Wrigley Jr. Co.	1,016	77
		763
Forest Products & Paper (0.2%):
International Paper Co.	2,008	53
MeadWestvaco Corp.	816	21
Weyerhaeuser Co.	984	63
		137
Health Care (0.9%):
Coventry Health Care, Inc. (b)	726	32
Humana, Inc. (b)	799	38
McKesson Corp.	1,358	71
Medtronic, Inc.	5,272	257
WellPoint, Inc. (b)	2,544	127
		525
Heavy Machinery (0.7%):
Caterpillar, Inc.	2,929	240
Deere & Co.	2,047	172
Terex Corp. (b)	477	33
		445
Home Builders (0.0%):
Lennar Corp., Class A	653	12
Pulte Homes, Inc.	1,003	13
		25
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	2,227	14
Hotels & Motels (0.2%):
Marriott International, Inc., Class A	1,413	49
Starwood Hotels & Resorts Worldwide, Inc.	884	46
		95

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Household Goods — Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	787	$13
Whirlpool Corp.	355	26
		39
Insurance (3.8%):
ACE Ltd.	1,549	93
Aetna, Inc.	2,331	102
Aflac, Inc.	2,229	149
Allstate Corp.	2,631	132
American International Group, Inc.	11,841	547
Aon Corp.	1,434	65
Assurant, Inc.	449	29
Chubb Corp.	1,738	92
CIGNA Corp.	1,315	56
Cincinnati Financial Corp.	777	28
Genworth Financial, Inc., Class A	2,031	47
Hartford Financial Services Group, Inc.	1,474	105
Lincoln National Corp.	1,242	67
Loews Corp.	2,064	87
MetLife, Inc.	3,329	203
MGIC Investment Corp.	383	5
Principal Financial Group	1,213	65
Progressive Corp.	3,184	58
Prudential Financial, Inc.	2,094	158
Safeco Corp.	421	28
The Travelers Cos., Inc.	2,912	147
Torchmark Corp.	427	28
UnumProvident Corp.	1,629	38
XL Capital Ltd., Class A	835	29
		2,358
Internet Business Services (1.7%):
Akamai Technologies, Inc. (b)	785	28
eBay, Inc. (b)	5,236	164
Expedia, Inc. (b)	979	25
Google, Inc., Class A (b)	1,089	625
Juniper Networks, Inc. (b)	2,458	68
Symantec Corp. (b)	3,973	68
VeriSign, Inc. (b)	1,002	36
		1,014
Internet Service Provider (0.3%):
Yahoo!, Inc. (b)	6,277	172
Investment Companies (0.2%):
American Capital Strategies Ltd.	916	29
Franklin Resources, Inc.	738	70
		99
Leisure & Recreation Products (0.0%):
Brunswick Corp.	411	7

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Lodging (0.0%):
Wyndham Worldwide Corp.	831	$18
Machine — Diversified (0.3%):
Cummins Engine, Inc.	949	59
Dover Corp.	901	45
Rockwell Automation, Inc.	696	38
The Manitowoc Co., Inc.	610	23
		165
Manufacturing — Capital Goods (0.2%):
Cooper Industries Ltd.	827	35
Illinois Tool Works, Inc.	1,880	98
		133
Manufacturing — Diversified (0.4%):
Ingersoll-Rand Co. Ltd., Class A	1,280	57
Leucadia National Corp.	794	41
Parker Hannifin Corp.	791	63
Tyco International Ltd.	2,277	106
		267
Manufacturing — Miscellaneous (0.8%):
3M Co.	3,322	255
Danaher Corp.	1,195	93
ITT Industries, Inc.	852	55
Pall Corp.	576	20
Textron, Inc.	1,167	71
		494
Media (0.9%):
E.W. Scripps Co., Class A	420	19
News Corp., Class A	10,801	193
Time Warner, Inc.	16,788	249
Viacom, Inc., Class B (b)	3,008	116
		577
Medical Services (0.8%):
Express Scripts, Inc. (b)	1,187	83
Laboratory Corp. of America Holdings (b)	519	39
Medco Health Solutions, Inc. (b)	2,459	122
Quest Diagnostics, Inc.	738	37
UnitedHealth Group, Inc.	5,874	192
		473
Medical Supplies (1.3%):
Baxter International, Inc.	2,978	186
Becton Dickinson & Co.	1,146	102
Boston Scientific Corp. (b)	6,305	84
C.R. Bard, Inc.	471	44
Covidien Ltd.	2,341	109
Patterson Cos., Inc. (b)	607	21
St. Jude Medical, Inc. (b)	1,615	71

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Stryker Corp.	1,120	$73
Varian Medical Systems, Inc. (b)	590	28
Zimmer Holdings, Inc. (b)	1,095	81
		799
Medical — Information Systems (0.0%):
IMS Health, Inc.	861	21
Mining (0.2%):
Newmont Mining Corp.	2,128	94
Motorcycles (0.1%):
Harley-Davidson, Inc.	1,120	43
Newspapers (0.1%):
Gannett Co., Inc.	1,079	31
New York Times Co., Class A	675	13
		44
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	500	24
OfficeMax, Inc.	356	7
Pitney Bowes, Inc.	991	36
Staples, Inc.	3,291	71
Xerox Corp.	4,307	60
		198
Oil & Gas Exploration — Production & Services (2.6%):
Anadarko Petroleum Corp.	2,197	146
Apache Corp.	1,563	211
Chesapeake Energy Corp.	2,147	111
Devon Energy Corp.	2,086	237
ENSCO International, Inc.	676	43
EOG Resources, Inc.	1,160	151
Murphy Oil Corp.	891	81
Nabors Industries Ltd. (b)	1,318	49
Noble Corp.	1,261	71
Noble Energy, Inc.	807	70
Range Resources Corp.	704	47
Rowan Cos., Inc.	523	20
Transocean, Inc. (b)	1,492	220
XTO Energy, Inc.	2,396	148
		1,605
Oil Companies — Integrated (7.4%):
Chevron Corp.	9,749	937
ConocoPhillips	7,330	632
Exxon Mobil Corp.	25,115	2,337
Hess Corp.	1,309	139
Marathon Oil Corp.	3,328	152
Occidental Petroleum Corp.	3,861	321
		4,518

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Oil Marketing & Refining (0.3%):
Sunoco, Inc.	552	$26
Tesoro Corp.	646	16
Valero Energy Corp.	2,510	122
		164
Oilfield Services & Equipment (2.1%):
Baker Hughes, Inc.	1,452	117
BJ Services Co.	1,375	39
Cameron International Corp. (b)	1,025	51
Halliburton Co.	4,132	190
National-Oilwell Varco, Inc. (b)	1,676	115
Schlumberger Ltd.	5,622	565
Smith International, Inc.	943	72
Weatherford International Ltd. (b)	1,592	128
		1,277
Paint, Varnishes & Enamels (0.0%):
Sherwin-Williams Co.	478	26
Pharmaceuticals (5.9%):
Abbott Laboratories	7,256	383
Allergan, Inc.	1,436	81
AmerisourceBergen Corp.	763	31
Barr Pharmaceuticals, Inc. (b)	507	25
Bristol-Myers Squibb Co.	9,292	204
Cardinal Health, Inc.	1,674	87
Celgene Corp. (b)	2,042	127
Eli Lilly & Co.	4,643	223
Forest Laboratories, Inc. (b)	1,462	51
Hospira, Inc. (b)	745	31
Johnson & Johnson	13,298	892
King Pharmaceuticals, Inc. (b)	1,155	11
Merck & Co., Inc.	10,164	387
Mylan Laboratories, Inc.	1,429	19
Pfizer, Inc.	31,738	638
Schering-Plough Corp.	7,609	140
Watson Pharmaceuticals, Inc. (b)	487	15
Wyeth	6,281	279
		3,624
Photography (0.0%):
Eastman Kodak Co.	1,353	24
Pipelines (0.5%):
El Paso Corp.	3,290	57
Questar Corp.	811	50
Spectra Energy Corp.	2,969	73
Williams Cos., Inc.	2,746	98
		278
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,797	204
Titanium Metals Corp.	464	7
		211

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,515	$62
Meredith Corp.	177	6
R.R. Donnelley & Sons Co.	1,009	31
The Washington Post Co., Class B	27	17
		116
Radio & Television (0.6%):
Clear Channel Communications, Inc.	2,337	70
Comcast Corp., Class A	14,135	291
		361
Railroads (0.9%):
Burlington Northern Santa Fe Corp.	1,389	143
CSX Corp.	1,893	119
Norfolk Southern Corp.	1,767	105
Union Pacific Corp.	1,224	178
		545
Real Estate Investment Trusts (1.1%):
Apartment Investment & Management Co., Class A	431	16
AvalonBay Communities, Inc.	361	37
Boston Properties, Inc.	561	56
Developers Diversified Realty Corp.	561	24
Equity Residential Properties Trust	1,266	53
General Growth Properties, Inc.	1,145	47
Host Hotels & Resorts, Inc.	2,458	42
Kimco Realty Corp.	1,187	47
Plum Creek Timber Co., Inc.	803	33
ProLogis	1,212	76
Public Storage, Inc.	585	53
Simon Property Group, Inc.	1,047	105
Vornado Realty Trust	634	59
		648
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	816	19
Restaurants (0.8%):
Darden Restaurants, Inc.	673	24
McDonald's Corp.	5,406	322
Starbucks Corp. (b)	3,429	55
Wendy's International, Inc.	410	12
Yum! Brands, Inc.	2,232	91
		504
Retail (0.3%):
Target Corp.	3,843	204
Retail — Apparel/Shoe (0.2%):
Abercrombie & Fitch Co., Class A	404	30
Gap, Inc.	2,135	40
Limited Brands, Inc.	1,459	27
		97

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Department Stores (0.4%):
Dillard's, Inc., Class A	268	$5
J.C. Penney Co., Inc.	1,041	44
Kohl's Corp. (b)	1,472	72
Macy's, Inc.	2,033	51
Nordstrom, Inc.	840	30
Sears Holdings Corp. (b)	342	34
		236
Retail — Discount (1.2%):
Big Lots, Inc. (b)	424	12
Family Dollar Stores, Inc.	660	14
TJX Cos., Inc.	2,051	66
Wal-Mart Stores, Inc.	11,092	643
		735
Retail — Drug Stores (0.7%):
CVS Caremark Corp.	6,722	272
Walgreen Co.	4,654	162
		434
Retail — Food (0.0%):
Whole Foods Market, Inc.	655	21
Retail — Specialty Stores (1.0%):
AutoZone, Inc. (b)	202	24
Bed Bath & Beyond, Inc. (b)	1,230	40
Best Buy Co., Inc.	1,654	71
Circuit City Stores, Inc.	790	4
GameStop Corp., Class A (b)	756	42
Lowe's Cos., Inc.	6,866	173
Office Depot, Inc. (b)	1,281	16
RadioShack Corp.	615	9
The Home Depot, Inc.	7,922	228
Tiffany & Co.	596	26
		633
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	1,127	30
Savings & Loans (0.2%):
Hudson City Bancorp, Inc.	2,433	46
Sovereign Bancorp, Inc.	1,696	13
Washington Mutual, Inc.	4,143	51
		110
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	645	33
Semiconductors (2.3%):
Advanced Micro Devices, Inc. (b)	2,843	17
Altera Corp.	1,443	31
Analog Devices, Inc.	1,380	44
Applied Materials, Inc.	6,354	119

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Broadcom Corp., Class A (b)	2,194	$57
Intel Corp.	27,171	605
JDS Uniphase Corp. (b)	1,056	15
KLA-Tencor Corp.	845	37
Linear Technology Corp.	1,037	36
LSI Logic Corp. (b)	3,103	19
MEMC Electronic Materials, Inc. (b)	1,072	67
Microchip Technology, Inc.	886	33
Micron Technology, Inc. (b)	3,570	28
National Semiconductor Corp.	1,065	22
Novellus Systems, Inc. (b)	479	10
NVIDIA Corp. (b)	2,608	54
QLogic Corp. (b)	631	10
Teradyne, Inc. (b)	818	11
Texas Instruments, Inc.	6,226	181
Xilinx, Inc.	1,344	33
		1,429
Software & Computer Services (3.4%):
Adobe Systems, Inc. (b)	2,671	100
Affiliated Computer Services, Inc., Class A (b)	451	24
Autodesk, Inc. (b)	1,084	41
Automatic Data Processing, Inc.	2,454	108
BMC Software, Inc. (b)	902	31
CA, Inc.	1,832	41
Citrix Systems, Inc. (b)	870	28
Cognizant Technology Solutions Corp., Class A (b)	1,354	44
Compuware Corp. (b)	1,287	10
Electronic Arts, Inc. (b)	1,487	77
Fiserv, Inc. (b)	772	39
Intuit, Inc. (b)	1,538	41
Microsoft Corp.	37,573	1,072
Novell, Inc. (b)	1,653	10
Oracle Corp. (b)	18,567	387
		2,053
Staffing (0.0%):
Robert Half International, Inc.	746	18
Steel (0.5%):
Allegheny Technologies, Inc.	474	32
Nucor Corp.	1,352	102
Precision Castparts Corp.	652	77
United States Steel Corp.	553	85
		296
Telecommunications (0.1%):
Ciena Corp. (b)	409	14
Citizens Communications Co.	1,539	17
Qwest Communications International, Inc.	7,218	37
		68

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunications — Services & Equipment (1.3%):
Agilent Technologies, Inc. (b)	1,714	$52
American Tower Corp., Class A (b)	1,900	83
Corning, Inc.	7,391	197
Embarq Corp.	720	30
FairPoint Communications, Inc.	254	2
Jabil Circuit, Inc.	977	11
Motorola, Inc.	10,585	105
QUALCOMM, Inc.	7,569	327
Tellabs, Inc. (b)	1,942	10
		817
Television (0.3%):
CBS Corp., Class B	3,195	74
The DIRECTV Group, Inc. (b)	3,345	82
		156
Tobacco (1.3%):
Altria Group, Inc.	9,897	198
Philip Morris International, Inc. (b)	9,897	505
Reynolds American, Inc.	803	43
UST, Inc.	702	37
		783
Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.	286	19
Snap-on, Inc.	271	16
Stanley Works	367	18
		53
Toys (0.1%):
Hasbro, Inc.	669	24
Mattel, Inc.	1,696	32
		56
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	804	50
Expeditors International of Washington, Inc.	1,001	47
FedEx Corp.	1,453	139
United Parcel Service, Inc., Class B	4,856	352
		588
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	273	19
Utilities — Electric (3.1%):
AES Corp. (b)	3,142	55
Allegheny Energy, Inc.	785	42
Ameren Corp.	980	44
American Electric Power Co.	1,880	84
CenterPoint Energy, Inc.	1,537	23
CMS Energy Corp.	1,057	15
Consolidated Edison Co. of New York, Inc.	1,277	53

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Constellation Energy Group, Inc.	835	$71
Dominion Resources, Inc.	2,698	117
DTE Energy Co.	766	31
Duke Energy Corp.	5,928	109
Dynegy, Inc., Class A (b)	2,328	20
Edison International	1,529	80
Entergy Corp.	897	103
Exelon Corp.	3,104	265
FirstEnergy Corp.	1,431	108
FPL Group, Inc.	1,912	127
Integrys Energy Group, Inc.	359	17
NiSource, Inc.	1,287	23
Pepco Holdings, Inc.	944	24
PG&E Corp.	1,670	67
Pinnacle West Capital Corp.	472	16
PPL Corp.	1,753	84
Progress Energy, Inc.	1,221	51
Public Service Enterprise Group, Inc.	2,387	105
Southern Co.	3,590	134
TECO Energy, Inc.	990	16
Xcel Energy, Inc.	2,015	42
		1,926
Utilities — Natural Gas (0.1%):
NICOR, Inc.	212	7
Sempra Energy	1,227	70
		77
Utilities — Telecommunications (2.9%):
AT&T, Inc.	28,333	1,097
CenturyTel, Inc.	501	16
Sprint Nextel Corp.	13,374	107
Verizon Communications, Inc.	13,477	519
Windstream Corp.	2,131	25
		1,764
Total Common Stocks (Cost $20,979)		56,595
Investment Companies (1.2%)
SPDR Trust Series I	5,395	747
Total Investment Companies (Cost $764)		747
U.S. Treasury Bills (0.6%)
U.S. Treasury Bills, 3.10% (a), 6/19/08 (d)	$350	350
Total U.S. Treasury Bills (Amortized Cost $350)		350
Total Investments (Cost $25,657) — 100.0%		61,256
Other assets in excess of liabilities — 0.0%		15
NET ASSETS — 100.0%		$61,271

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  Serves as collateral for futures contracts.

	Number of Contracts	Value
Futures Contracts (6.8%):
S&P 500 Future, expiring June 20, 2008	12	$4,158
Total Futures Contracts (Cost $3,944)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.1%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$13,439	$13,438
Total Commercial Paper (Amortized Cost $13,439)		13,438
Common Stocks (94.9%)
Aerospace/Defense (1.0%):
General Dynamics Corp.	29,000	2,622
Automotive (1.0%):
Group 1 Automotive, Inc. (b)	100,000	2,668
Automotive Parts (1.7%):
BorgWarner, Inc.	35,000	1,720
Eaton Corp.	30,000	2,635
		4,355
Banks (1.8%):
Cullen/Frost Bankers, Inc.	85,400	4,767
Brokerage Services (1.5%):
Waddell & Reed Financial, Inc., Class A	113,000	3,826
Chemicals (2.8%):
PPG Industries, Inc.	57,000	3,498
Rockwood Holdings, Inc. (b) (c)	103,000	3,802
		7,300
Coal (1.4%):
Peabody Energy Corp.	58,000	3,546
Computers & Peripherals (3.6%):
CACI International, Inc., Class A (b) (c)	43,000	2,155
Computer Sciences Corp. (c)	73,000	3,182
Foundry Networks, Inc. (b) (c)	109,000	1,388
Western Digital Corp. (b) (c)	89,000	2,580
		9,305
Containers & Packaging (3.4%):
Owens-Illinois, Inc. (c)	23,000	1,269
Packaging Corp. of America (b)	195,000	4,286
Pactiv Corp. (c)	137,000	3,259
		8,814
Cosmetics & Toiletries (0.7%):
Kimberly-Clark Corp.	28,000	1,792
Electrical Components & Equipment (1.1%):
Gentex Corp.	149,000	2,783
Electronics (5.2%):
AVX Corp. (b)	240,000	3,161
Flextronics International Ltd. (b) (c)	380,000	3,948
Hubbell, Inc., Class B	72,000	3,220
Johnson Controls, Inc.	91,600	3,230
		13,559

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Financial Services (2.0%):
Ameriprise Financial, Inc.	108,000	$5,129
Food Distributors, Supermarkets & Wholesalers (1.4%):
SUPERVALU, Inc.	113,000	3,740
Food Processing & Packaging (1.2%):
Tyson Foods, Inc., Class A	182,000	3,240
Health Care (0.7%):
Coventry Health Care, Inc. (c)	43,000	1,923
Human Resources (1.5%):
Hewitt Associates, Inc., Class A (b) (c)	97,000	3,977
Insurance (6.4%):
Alleghany Corp. (c)	13,982	4,817
HCC Insurance Holdings, Inc.	84,000	2,073
PartnerRe Ltd.	46,000	3,403
Progressive Corp. (b)	143,000	2,601
Reinsurance Group of America, Inc. (b)	71,000	3,691
		16,585
Lodging (0.9%):
Wyndham Worldwide Corp. (b)	110,000	2,363
Machine — Diversified (1.3%):
Dover Corp.	67,000	3,314
Manufacturing — Diversified (3.1%):
Parker Hannifin Corp. (b)	52,500	4,192
Pentair, Inc. (b)	109,000	4,015
		8,207
Manufacturing — Miscellaneous (2.3%):
ITT Industries, Inc. (b)	95,000	6,080
Medical Supplies (1.1%):
Becton Dickinson & Co.	32,100	2,870
Oil & Gas Exploration — Production & Services (11.3%):
Cimarex Energy Co.	159,000	9,906
Devon Energy Corp.	31,000	3,515
Newfield Exploration Co. (c)	102,400	6,222
Patterson-UTI Energy, Inc. (b)	169,000	4,722
Unit Corp. (b) (c)	80,000	5,081
		29,446
Oil Companies — Integrated (1.7%):
Occidental Petroleum Corp.	52,000	4,327
Oil Marketing & Refining (1.0%):
Valero Energy Corp.	55,000	2,687
Oilfield Services & Equipment (1.0%):
Helix Energy Solutions Group, Inc. (b) (c)	77,000	2,660

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Paint, Varnishes & Enamels (0.7%):
Sherwin-Williams Co. (b)	33,000	$1,826
Pharmaceuticals (3.1%):
AmerisourceBergen Corp.	81,000	3,285
Forest Laboratories, Inc. (c)	75,000	2,603
Omnicare, Inc.	109,000	2,218
		8,106
Pipelines (2.0%):
National Fuel Gas Co. (b)	100,000	5,118
Primary Metal & Mineral Production (1.4%):
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	32,000	3,640
Publishing (1.1%):
The Washington Post Co., Class B (b)	4,600	3,016
Railroads (1.6%):
Burlington Northern Santa Fe Corp.	40,000	4,102
Real Estate Investment Trusts (1.7%):
Annaly Capital Management, Inc. (b)	262,000	4,391
Restaurants (0.8%):
Yum! Brands, Inc.	54,000	2,197
Retail — Apparel/Shoe (2.0%):
Ross Stores, Inc. (b)	156,000	5,224
Retail — Discount (1.5%):
Dollar Tree, Inc. (c)	124,000	3,918
Retail — Specialty Stores (1.3%):
Barnes & Noble, Inc.	101,500	3,276
Semiconductors (6.5%):
Integrated Device Technology, Inc. (b) (c)	600,000	6,414
International Rectifier Corp. (b) (c)	155,000	3,528
Novellus Systems, Inc. (b) (c)	125,000	2,732
Teradyne, Inc. (b) (c)	314,000	4,173
		16,847
Software & Computer Services (2.8%):
Digital River, Inc. (b)(c)	105,000	3,449
Sybase, Inc. (b)(c)	127,000	3,737
		7,186
Transportation Services (2.8%):
Con-way, Inc. (b)	94,500	4,371
Tidewater, Inc. (b)	46,000	3,000
		7,371
Utilities — Natural Gas (3.5%):
Sempra Energy	93,000	5,270
WGL Holdings, Inc. (b)	115,000	3,772
		9,042
Total Common Stocks (Cost $187,087)		247,145

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (27.6%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$71,893	$71,893
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $71,893)		71,893
Total Investments (Cost $272,419) — 127.6%		332,476
Liabilities in excess of other assets — (27.6)%		(71,979)
NET ASSETS — 100.0%		$260,497

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
ASSETS:
Investments, at value (Cost $224,159, $25,657 and $272,419) (a)	$235,685	$61,256	$332,476
Cash	50	50	50
Interest and dividends receivable	237	52	143
Receivable for capital shares issued	—	7	117
Receivable for investments sold	620	—	—
Receivable from Adviser	1	2	—
Prepaid expenses	33	18	18
Total Assets	236,626	61,385	332,804
LIABILITIES:
Payable for investments purchased	4,701	—	—
Payable for capital shares redeemed	94	51	98
Payable for return of collateral received	33,830	—	71,893
Net payable for variation margin on futures contracts	—	16	—
Accrued expenses and other payables:
Investment advisory fees	121	12	119
Administration fees	15	5	20
Custodian fees	3	9	3
Accounting fees	— (b)	1	— (b)
Transfer agent fees	10	5	30
Trustee fees	2	1	2
Shareholder servicing fees	8	9	3
12b-1 fees	2	—	98
Other accrued expenses	15	5	41
Total Liabilities	38,801	114	72,307
NET ASSETS:
Capital	192,416	71,673	170,282
Accumulated undistributed net investment income (loss)	111	33	(72)
Accumulated net realized gains from investments and futures	(6,228)	(46,248)	30,230
Net unrealized appreciation on investments and futures	11,526	35,813	60,057
Net Assets	$197,825	$61,271	$260,497
Net Assets
Class A Shares	$38,452	$42,632	$16,973
Class C Shares	658	—	—
Class R Shares	3,386	18,639	243,524
Class I Shares	155,329	—	—
Total	$197,825	$61,271	$260,497
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	2,923	2,068	677
Class C Shares	51	—	—
Class R Shares	259	905	9,795
Class I Shares	11,854	—	—
Total	15,087	2,973	10,472
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$13.15	$20.62	$25.06
Class C Shares (d)	$12.97	—	—
Class R Shares	$13.09	$20.60	$24.86
Class I Shares	$13.10	—	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share —
Class A Shares	$13.95	$21.88	$26.59

(a)  Value Fund and Established Value Fund include securities on loan of $32,527 and $69,142, respectively.

(b)  Rounds to less than $1,000.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$87	$52	$274
Dividend income	2,289	612	1,620
Income from securities lending, net	19	—	38
Total Income	2,395	664	1,932
Expenses:
Investment advisory fees	748	77	728
Administration fees	92	29	119
Shareholder servicing fees — Class A Shares	45	32	18
Shareholder servicing fees — Class R Shares	—	23	—
12b-1 fees — Class C Shares	3	—	—
12b-1 fees — Class R Shares	9	—	607
Accounting fees	2	7	2
Custodian fees	17	19	20
Transfer agent fees	18	6	23
Transfer agent fees — Class A Shares	5	12	3
Transfer agent fees — Class R Shares	1	9	46
Transfer agent fees — Class I Shares	5	—	—
Trustees' fees	8	2	10
Legal and audit fees	15	4	18
State registration and filing fees	26	14	15
Other expenses	12	18	39
Total Expenses	1,006	252	1,648
Expenses waived/reimbursed by Adviser	(10)	(17)	—
Net Expenses	996	235	1,648
Net Investment Income	1,399	429	284
Realized/Unrealized Gains (Losses) from Investment Transactions and Futures:
Net realized gains (losses) from investment transactions	(5,962)	2,522	30,231
Net realized losses from futures transactions	—	(587)	—
Net change in unrealized appreciation/depreciation on investments and futures	(16,468)	(9,375)	(45,065)
Net realized/unrealized losses from investments and futures	(22,430)	(7,440)	(14,834)
Change in net assets resulting from operations	$(21,031)	$(7,011)	$(14,550)

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,399	$1,919	$429	$1,030	$284	$576
Net realized gains (losses) from investment transactions	(5,962)	21,229	2,522	13,157	30,231	36,226
Net realized gains (losses) from futures transactions	—	—	(587)	637	—	—
Net change in unrealized appreciation/depreciation on investments and futures	(16,468)	8,110	(9,375)	(4,880)	(45,065)	9,329
Net increase from payments by Adviser	—	172	—	61	—	219
Change in net assets resulting from operations	(21,031)	31,430	(7,011)	10,005	(14,550)	46,350
Distributions to Shareholders:
From net investment income:
Class A Shares	(224)	(1,303)	(337)	(822)	(32)	(45)
Class C Shares	(1)	(1)	—	—	—	—
Class R Shares	(13)	(21)	(126)	(263)	(303)	(771)
Class I Shares (a)	(1,151)	(697)	—	—	—	—
From net realized gains on investment transactions:
Class A Shares	(4,238)	(31,154)	—	—	(1,296)	(1,890)
Class C Shares	(67)	(140)	—	—	—	—
Class R Shares	(373)	(634)	—	—	(30,022)	(47,526)
Class I Shares (a)	(16,339)	—	—	—	—	—
Change in net assets resulting from distributions to shareholders	(22,406)	(33,950)	(463)	(1,085)	(31,653)	(50,232)
Change in net assets from capital transactions	11,296	7,611	(2,793)	(18,243)	15,454	5,850
Change in net assets	(32,141)	5,091	(10,267)	(9,323)	(30,749)	1,968
Net Assets:
Beginning of period	229,966	224,875	71,538	80,861	291,246	289,278
End of period	$197,825	$229,966	$61,271	$71,538	$260,497	$291,246
Accumulated undistributed net investment income (loss)	$111	$101	$33	$67	$(72)	$(21)

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,328	$19,962	$3,751	$6,691	$8,738	$2,636
Dividends reinvested	4,391	32,320	329	804	1,296	1,825
Cost of shares redeemed	(5,949)	(214,409)	(7,083)	(23,803)	(3,391)	(3,453)
Total Class A Shares	$770	$(162,127)	$(3,003)	$(16,308)	$6,643	$1,008
Class C Shares
Proceeds from shares issued	$63	$125	$—	$—	$—	$—
Dividends reinvested	42	70	—	—	—	—
Cost of shares redeemed	(35)	(410)	—	—	—	—
Total Class C Shares	$70	$(215)	$—	$—	$—	$—
Class R Shares
Proceeds from shares issued	$123	$83	$2,857	$3,756	$7,226	$9,264
Dividends reinvested	366	625	123	257	28,084	44,924
Cost of shares redeemed	(526)	(891)	(2,770)	(5,948)	(26,499)	(49,346)
Total Class R Shares	$(37)	$(183)	$210	$(1,935)	$8,811	$4,842
Class I Shares (a)
Proceeds from shares issued	$4,244	$174,140	$—	$—	$—	$—
Dividends reinvested	17,488	697	—	—	—	—
Cost of shares redeemed	(11,239)	(4,701)	—	—	—	—
Total Class I Shares	$10,493	$170,136	$—	$—	$—	$—
Change in net assets from capital transactions	$11,296	$7,611	$(2,793)	$(18,243)	$15,454	$5,850
Share Transactions:
Class A Shares
Issued	177	1,326	184	311	359	94
Reinvested	318	2,240	16	37	51	70
Redeemed	(452)	(14,043)	(336)	(1,106)	(141)	(122)
Total Class A Shares	43	(10,477)	(136)	(758)	269	42
Class C Shares
Issued	5	9	—	—	—	—
Reinvested	3	5	—	—	—	—
Redeemed	(3)	(28)	—	—	—	—
Total Class C Shares	5	(14)	—	—	—	—
Class R Shares
Issued	9	6	136	170	299	331
Reinvested	27	43	6	12	1,120	1,741
Redeemed	(39)	(59)	(133)	(275)	(1,089)	(1,775)
Total Class R Shares	(3)	(10)	9	(93)	330	297
Class I Shares (a)
Issued	328	11,366	—	—	—	—
Reinvested	1,273	44	—	—	—	—
Redeemed	(860)	(297)	—	—	—	—
Total Class I Shares	741	11,113	—	—	—	—
Change in shares	786	612	(127)	(851)	599	339

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$16.12	$16.43		$13.62	$12.85	$11.41	$9.65
Investment Activities:
Net investment income	0.07	0.23		0.07	0.12	0.10	0.10
Net realized and unrealized gains (losses) on investments	(1.50)	1.89		2.81	0.78	1.45	1.75
Total from Investment Activities	(1.43)	2.12		2.88	0.90	1.55	1.85
Distributions:
Net investment income	(0.07)	(0.10)		(0.07)	(0.13)	(0.11)	(0.09)
Net realized gains from investments	(1.47)	(2.33)		—	—	—	—
Total Distributions	(1.54)	(2.43)		(0.07)	(0.13)	(0.11)	(0.09)
Net Asset Value, End of Period	$13.15	$16.12		$16.43	$13.62	$12.85	$11.41
Total Return (excludes sales charge) (a)	(9.22)%	14.77	%(b)	21.22%	7.00%	13.70%	19.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,452	$46,436		$219,428	$199,406	$227,185	$227,586
Ratio of expenses to average net assets (c)	1.21%	1.19%		1.22%	1.26%	1.25%	1.25%
Ratio of net investment income to average net assets (c)	1.20%	0.84%		0.48%	0.91%	0.80%	0.95%
Ratio of expenses to average net assets (c) (d)	1.21%	1.19%		1.22%	1.29%	1.25%	1.25%
Ratio of net investment income to average net assets (c) (d)	1.20%	0.84%		0.48%	0.88%	0.80%	0.95%
Portfolio turnover (e)	50%	104%		104%	110%	86%	97%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Period Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.93	$16.30		$13.56	$12.83	$11.40	$9.13
Investment Activities:
Net investment income (loss)	0.03	—	(b)	(0.05)	0.02	0.05	0.06
Net realized and unrealized gains (losses) on investments	(1.49)	1.98		2.79	0.78	1.44	2.27
Total from Investment Activities	(1.46)	1.98		2.74	0.80	1.49	2.33
Distributions:
Net investment income	(0.03)	(0.02)		—	(0.07)	(0.06)	(0.06)
Net realized gains from investments	(1.47)	(2.33)		—	—	—	—
Total Distributions	(1.50)	(2.35)		—	(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$12.97	$15.93		$16.30	$13.56	$12.83	$11.40
Total Return (excludes contingent deferred sales charge) (c)	(9.60)%	13.86	(d)%	20.21%	6.24%	13.13%	25.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$658	$727		$982	$792	$334	$92
Ratio of expenses to average net assets (e)	2.00%	2.00%		2.00%	2.00%	1.75%	1.72%
Ratio of net investment income (loss) to average net assets (e)	0.39%	(0.03)%		(0.32)%	(0.08)%	0.36%	0.32%
Ratio of expenses to average net assets (e) (f)	3.57%	3.25%		2.77%	3.39%	4.63%	3.74%
Ratio of net investment loss to average net assets (e) (f)	(1.18)%	(1.28)%		(1.09)%	(1.47)%	(2.52)%	(1.70)%
Portfolio turnover (g)	50%	104%		104%	110%	86%	97%

(a)  Class C Shares commenced operations on March 1, 2003.

(b)  Rounds to less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$16.05	$16.41		$13.60	$12.83	$11.39	$9.64
Investment Activities:
Net investment income	0.05	0.06		0.02	0.08	0.06	0.06
Net realized and unrealized gains (losses) on investments	(1.49)	1.98		2.81	0.77	1.45	1.76
Total from Investment Activities	(1.44)	2.04		2.83	0.85	1.51	1.82
Distributions:
Net investment income	(0.05)	(0.07)		(0.02)	(0.08)	(0.07)	(0.07)
Net realized gains from investments	(1.47)	(2.33)		—	—	—	—
Total Distributions	(1.52)	(2.40)		(0.02)	(0.08)	(0.07)	(0.07)
Net Asset Value, End of Period	$13.09	$16.05		$16.41	$13.60	$12.83	$11.39
Total Return (a)	(9.36)%	14.21	%(b)	20.80%	6.64%	13.32%	19.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,386	$4,204		$4,465	$5,036	$7,267	$9,398
Ratio of expenses to average net assets (c)	1.60%	1.60%		1.59%	1.60%	1.50%	1.50%
Ratio of net investment income to average net assets (c)	0.81%	0.40%		0.12%	0.64%	0.54%	0.70%
Ratio of expenses to average net assets (c) (d)	1.81%	1.75%		1.77%	1.78%	1.90%	1.89%
Ratio of net investment income (loss) to average net assets (c) (d)	0.60%	0.24%		(0.06)%	0.46%	0.14%	0.31%
Portfolio turnover (e)	50%	104%		104%	110%	86%	97%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.07	$15.32
Investment Activities:
Net investment income	0.10	0.02
Net realized and unrealized gains (losses) on investments	(1.50)	0.79
Total from investment activities	(1.40)	0.81
Distributions:
Net investment income	(0.10)	(0.06)
Net realized gains from investments	(1.47)	—
Total Distributions	(1.57)	(0.06)
Net Asset Value, End of Period	$13.10	$16.07
Total Return (b)	(9.10)%	5.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$155,329	$178,599
Ratio of expenses to average net assets (c)	0.93%	0.91%
Ratio of net investment income to average net assets (c)	1.48%	0.90%
Portfolio turnover (d)	50%	104%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$23.08	$20.47		$17.85	$16.78	$15.59	$13.12
Investment Activities:
Net investment income	0.15	0.31		0.25	0.27	0.16	0.13 (a)
Net realized and unrealized gains (losses) on investments and futures	(2.45)	2.63		2.62	1.07	1.19	2.49
Total from Investment Activities	(2.30)	2.94		2.87	1.34	1.35	2.62
Distributions:
Net investment income	(0.16)	(0.33)		(0.25)	(0.27)	(0.16)	(0.15)
Total Distributions	(0.16)	(0.33)		(0.25)	(0.27)	(0.16)	(0.15)
Net Asset Value, End of Period	$20.62	$23.08		$20.47	$17.85	$16.78	$15.59
Total Return (excludes sales charge) (b)	(9.98)%	14.46	%(c)	16.17%	7.98%	8.69%	20.11%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$42,632	$50,880		$60,631	$73,971	$88,330	$89,619
Ratio of expenses to average net assets (d)	0.70%	0.66%		0.70%	0.70%	0.69%	0.79%
Ratio of net investment income to average net assets (d)	1.45%	1.43%		1.29%	1.48%	0.96%	0.98%
Ratio of expenses to average net assets (d) (e)	0.76%	0.66%		0.85%	0.85%	0.86%	0.96%
Ratio of net investment income (loss) to average net assets (d) (e)	1.39%	1.43%		1.14%	1.33%	0.79%	0.81%
Portfolio turnover (f)	2%	12%		5%	8%	3%	12%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$23.06	$20.45		$17.83	$16.77	$15.57	$13.12
Investment Activities:
Net investment income	0.13	0.28		0.21	0.22	0.11	0.09
Net realized and unrealized gains (losses) on investments and futures	(2.45)	2.62		2.62	1.07	1.21	2.49
Total from Investment Activities	(2.32)	2.90		2.83	1.29	1.32	2.58
Distributions:
Net investment income	(0.14)	(0.29)		(0.21)	(0.23)	(0.12)	(0.13)
Total Distributions	(0.14)	(0.29)		(0.21)	(0.23)	(0.12)	(0.13)
Net Asset Value, End of Period	$20.60	$23.06		$20.45	$17.83	$16.77	$15.57
Total Return (a)	(10.08)%	14.28	%(b)	15.96%	7.71%	8.50%	19.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,639	$20,658		$20,230	$17,456	$18,282	$20,526
Ratio of expenses to average net assets (c)	0.90%	0.81%		0.89%	0.90%	0.94%	0.98%
Ratio of net investment income to average net assets (c)	1.25%	1.27%		1.08%	1.23%	0.70%	0.71%
Ratio of expenses to average net assets (c) (d)	0.95%	0.81%		1.10%	1.17%	1.38%	1.71%
Ratio of net investment income (loss) to average net assets (c) (d)	1.20%	1.27%		0.87%	0.96%	0.26%	(0.02)%
Portfolio turnover (e)	2%	12%		5%	8%	3%	12%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$29.70	$30.50		$29.31	$27.91	$26.67	$21.28
Investment Activities:
Net investment income	0.06	0.09		0.14	0.04	0.09	0.12
Net realized and unrealized gains (losses) on investments	(1.46)	4.41		4.24	4.32	3.40	5.37
Total from Investment Activities	(1.40)	4.50		4.38	4.36	3.49	5.49
Distributions:
Net investment income	(0.05)	(0.10)		(0.17)	(0.05)	(0.05)	(0.10)
Net realized gains from investments	(3.19)	(5.20)		(3.02)	(2.91)	(2.20)	—
Total Distributions	(3.24)	(5.30)		(3.19)	(2.96)	(2.25)	(0.10)
Net Asset Value, End of Period	$25.06	$29.70		$30.50	$29.31	$27.91	$26.67
Total Return (excludes sales charge) (a)	(4.80)%	17.34	%(b)	16.49%	16.92%	14.17%	25.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,973	$12,129		$11,146	$7,112	$23,505	$21,370
Ratio of expenses to average net assets (c)	1.11%	1.13%		1.23%	1.21%	1.11%	1.12%
Ratio of net investment income to average net assets (c)	0.33%	0.33%		0.49%	0.36%	0.33%	0.57%
Ratio of expenses to average net assets (c) (d)	1.11%	1.13%		1.23%	1.27%	1.13%	1.16%
Ratio of net investment income to average net assets (c) (d)	0.33%	0.33%		0.49%	0.30%	0.31%	0.53%
Portfolio turnover (e)	27%	35%		49%	22%	45%	43%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$29.49	$30.33		$29.15	$27.80	$26.61	$21.24
Investment Activities:
Net investment income	0.03	0.05		0.12	0.02	0.02	0.06
Net realized and unrealized gains (losses) on investments	(1.44)	4.38		4.21	4.27	3.41	5.38
Total from Investment Activities	(1.41)	4.43		4.33	4.29	3.43	5.44
Distributions:
Net investment income	(0.03)	(0.07)		(0.13)	(0.03)	(0.04)	(0.07)
Net realized gains from investments	(3.19)	(5.20)		(3.02)	(2.91)	(2.20)	—
Total Distributions	(3.22)	(5.27)		(3.15)	(2.94)	(2.24)	(0.07)
Net Asset Value, End of Period	$24.86	$29.49		$30.33	$29.15	$27.80	$26.61
Total Return (a)	(4.88)%	17.17	%(b)	16.41%	16.70%	13.93%	25.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$243,524	$279,117		$278,132	$280,125	$290,445	$285,747
Ratio of expenses to average net assets (c)	1.29%	1.27%		1.32%	1.36%	1.34%	1.35%
Ratio of net investment income to average net assets (c)	0.21%	0.19%		0.43%	0.09%	0.10%	0.29%
Ratio of expenses to average net assets (c) (d)	1.29%	1.27%		1.32%	1.40%	1.37%	1.43%
Ratio of net investment income to average net assets (c) (d)	0.21%	0.19%		0.43%	0.05%	0.07%	0.21%
Portfolio turnover (e)	27%	35%		49%	22%	45%	43%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.9%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$27,638	$27,638
Societe Generale North America, Inc., 2.53% (a), 5/1/08	35,000	35,000
Total Commercial Paper (Amortized Cost $62,638)		62,638
Common Stocks (91.2%)
Aerospace/Defense (1.5%):
Hexcel Corp. (b) (c)	840,229	18,804
Automotive Parts (1.3%):
BorgWarner, Inc.	343,050	16,861
Banks (1.8%):
City National Corp.	253,102	12,281
Colonial BancGroup, Inc. (c)	1,231,748	10,026
		22,307
Beverages (1.1%):
Brown-Forman Corp., Class B (c)	201,650	13,716
Building — Residential & Commercial (1.0%):
Granite Construction, Inc. (c)	375,927	12,894
Casinos & Gaming (1.3%):
Melco PBL Entertainment (Macau) Ltd., ADR (b) (c)	1,263,895	16,683
Chemicals (4.4%):
Celanese Corp., Series A (c)	618,377	27,672
CF Industries Holdings, Inc.	13,700	1,832
PPG Industries, Inc.	228,400	14,017
Zoltek Cos., Inc. (b) (c)	469,490	12,521
		56,042
Coal (1.5%):
Peabody Energy Corp.	312,983	19,133
Computers & Peripherals (0.9%):
NetApp, Inc. (b) (c)	163,325	3,953
Western Digital Corp. (b) (c)	253,756	7,356
		11,309
Consulting Services (2.1%):
Watson Wyatt Worldwide, Inc., Class A (c)	444,627	26,064
Electrical Equipment (1.3%):
American Superconductor Corp. (b) (c)	629,138	15,905
Energy — Alternative Sources (1.5%):
SunPower Corp., Class A (b) (c)	71,500	6,240
Suntech Power Holdings Co., Ltd., ADR (b) (c)	282,339	12,629
		18,869
Engineering (1.3%):
Jacobs Engineering Group, Inc. (b) (c)	195,010	16,835

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Financial Services (2.4%):
Affiliated Managers Group, Inc. (b) (c)	110,350	$10,962
Ameriprise Financial, Inc.	417,040	19,805
		30,767
Food Processing & Packaging (4.0%):
H.J. Heinz Co. (c)	418,800	19,709
McCormick & Co., Inc. (c)	472,914	17,871
Tyson Foods, Inc., Class A	766,464	13,643
		51,223
Health Care (1.7%):
Humana, Inc. (b)	456,220	21,803
Heavy Machinery (0.5%):
Terex Corp. (b)	92,100	6,418
Home Builders (0.6%):
Pulte Homes, Inc. (c)	627,600	8,184
Hotels & Motels (1.5%):
Orient-Express Hotels Ltd. (c)	397,534	18,505
Insurance (1.6%):
Principal Financial Group (c)	378,800	20,326
Iron/Steel (1.9%):
Commercial Metals Co.	768,052	23,917
Manufacturing — Miscellaneous (7.0%):
Harsco Corp.	482,145	28,606
ITT Industries, Inc. (c)	449,300	28,755
Textron, Inc.	285,400	17,412
Trinity Industries, Inc.	467,500	14,212
		88,985
Medical Supplies (0.2%):
Mine Safety Appliances Co.	75,000	2,788
Medical — Information Systems (1.2%):
Cerner Corp. (b) (c)	335,319	15,515
Minerals (0.9%):
Teck Cominco Ltd., Class B (c)	267,173	11,668
Mining (0.4%):
Kinross Gold Corp. (c)	235,179	4,447
Oil & Gas Exploration — Production & Services (7.2%):
Chesapeake Energy Corp.	630,500	32,597
Denbury Resources, Inc. (b) (c)	502,693	15,362
Nexen, Inc. (c)	264,700	9,214
Noble Corp.	350,400	19,721
Range Resources Corp.	212,967	14,137
		91,031
Oil Marketing & Refining (1.1%):
Tesoro Corp.	570,900	14,352

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (3.9%):
AmerisourceBergen Corp.	435,300	$17,651
Pharmaceutical Product Development, Inc.	320,020	13,255
Watson Pharmaceuticals, Inc. (b) (c)	583,974	18,127
		49,033
Pipelines (1.2%):
National Fuel Gas Co. (c)	290,750	14,881
Real Estate Investment Trusts (3.8%):
HCP, Inc. (c)	400,110	14,284
ProLogis (c)	310,220	19,423
SL Green Realty Corp. (c)	157,469	14,613
		48,320
Restaurants (0.9%):
Chipotle Mexican Grill, Inc., Class B (b) (c)	135,075	11,477
Retail — Department Stores (3.3%):
Kohl's Corp. (b) (c)	441,530	21,569
Nordstrom, Inc. (c)	577,195	20,352
		41,921
Retail — Discount (1.0%):
TJX Cos., Inc. (c)	374,447	12,065
Savings & Loans (0.7%):
New York Community Bancorp, Inc. (c)	468,979	8,756
Semiconductors (5.2%):
Cypress Semiconductor Corp. (b) (c)	671,714	18,889
Intersil Corp., Class A (c)	653,445	17,460
Maxim Integrated Products, Inc.	520,715	10,951
MEMC Electronic Materials, Inc. (b) (c)	303,389	19,104
		66,404
Software & Computer Services (1.2%):
F5 Networks, Inc. (b)	361,200	8,174
Synopsys, Inc. (b)	281,800	6,512
		14,686
Steel (3.0%):
Allegheny Technologies, Inc.	45,000	3,098
Cleveland-Cliffs, Inc. (c)	119,178	19,116
Nucor Corp. (c)	215,593	16,277
		38,491
Telecommunications-Services & Equipment (1.6%):
Harris Corp.	364,553	19,697
Utilities — Electric (5.1%):
Edison International	282,200	14,722
MDU Resources Group, Inc. (c)	929,300	26,829
Wisconsin Energy Corp.	496,000	23,540
		65,091

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities — Natural Gas (3.4%):
Energen Corp.	330,700	$22,567
Southern Union Co.	789,550	20,228
		42,795
Utilities — Water (1.9%):
American Water Works Co., Inc. (b) (c)	466,525	9,830
Aqua America, Inc. (c)	742,300	13,680
		23,510
Wire & Cable Products (1.8%):
General Cable Corp. (b) (c)	334,669	22,423
Total Common Stocks (Cost $1,074,344)		1,154,901
Investment Companies (3.6%):
iShares Russell Midcap Index Fund (c)	170,100	16,925
iShares Russell Midcap Value Index Fund	97,000	13,226
iShares S&P MidCap 400 Value Index Fund	191,900	14,949
Total Investment Companies (Cost $43,914)		45,100
Short-Term Securities Held as Collateral for Securities Lending (33.2%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$421,162	421,162
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $421,162)		421,162
Total Investments (Cost $1,602,059) — 132.9%		1,683,801
Liabilities in excess of other assets — (32.9)%		(416,868)
NET ASSETS — 100.0%		$1,266,933

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  A portion or all of the security was held on loan.

ADR — American Depositary Receipt

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.0%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$19,663	$19,661
Total Commercial Paper (Amortized Cost $19,662)		19,661
Common Stocks (92.9%)
Automotive (1.2%):
Group 1 Automotive, Inc. (b)	152,000	4,055
Automotive Parts (2.4%):
Aftermarket Technology Corp. (b) (c)	123,000	2,818
Commercial Vehicle Group, Inc. (c)	409,000	4,928
		7,746
Banks (2.4%):
First Midwest Bancorp, Inc. (b)	118,000	3,012
Hancock Holding Co. (b)	47,000	1,940
Independent Bank Corp. (b)	100,000	2,923
		7,875
Brokerage Services (1.6%):
Investment Technology Group, Inc. (b) (c)	51,500	2,486
Waddell & Reed Financial, Inc., Class A	78,000	2,641
		5,127
Brokerage Services (1.2%):
Lazard Ltd., Class A (b)	98,000	3,836
Building Materials (1.6%):
ABM Industries, Inc.	141,300	2,959
Texas Industries, Inc. (b)	28,000	2,167
		5,126
Chemicals (2.6%):
A. Schulman, Inc. (b)	148,176	3,141
Olin Corp. (b)	109,000	2,199
Rockwood Holdings, Inc. (c)	84,000	3,100
		8,440
Coal (0.7%):
Foundation Coal Holdings, Inc.	37,500	2,249
Commercial Services (0.8%):
Steiner Leisure Ltd. (c)	81,000	2,680
Computers & Peripherals (2.4%):
Foundry Networks, Inc. (b) (c)	164,000	2,088
NETGEAR, Inc. (b) (c)	150,000	2,431
Xyratex Ltd. (c)	167,000	3,285
		7,804
Consulting Services (0.7%):
Watson Wyatt Worldwide, Inc., Class A (b)	41,500	2,433

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Distribution/Wholesale (0.6%):
Watsco, Inc. (b)	45,100	$2,046
Electrical Components & Equipment (1.2%):
Gentex Corp.	217,000	4,054
Electrical Equipment (0.7%):
Regal-Beloit Corp. (b)	64,000	2,374
Electronics (8.4%):
Advanced Energy Industries, Inc. (c)	240,000	3,360
Analogic Corp.	53,000	3,052
Benchmark Electronics, Inc. (c)	216,000	3,840
CTS Corp. (b)	323,000	3,634
Hubbell, Inc., Class B	50,590	2,263
Orbotech Ltd. (c)	254,000	4,458
Plexus Corp. (c)	119,500	2,879
TTM Technologies, Inc. (b) (c)	276,000	3,673
		27,159
Financial Services (1.3%):
Apollo Investment Corp. (b)	149,000	2,411
Piper Jaffray Cos., Inc. (b) (c)	48,000	1,788
		4,199
Food Processing & Packaging (0.2%):
J & J Snack Foods Corp. (b)	27,977	801
Health Care (0.2%):
Chemed Corp.	14,571	497
Insurance (4.4%):
Argo Group International Holdings Ltd. (c)	18,500	663
Aspen Insurance Holdings Ltd. (b)	52,000	1,351
Delphi Financial Group, Inc. (b)	95,537	2,601
Max Re Capital Ltd. (b)	140,000	3,277
Safety Insurance Group, Inc. (b)	68,000	2,441
Zenith National Insurance Corp. (b)	111,000	4,123
		14,456
Internet (1.7%):
EarthLink, Inc. (c)	367,000	3,351
Websense, Inc. (b) (c)	117,000	2,275
		5,626
Lasers — Systems & Components (0.9%):
Excel Technology, Inc. (c)	118,000	2,784
Machine — Diversified (1.5%):
Gardner Denver, Inc. (c)	52,000	2,416
Nordson Corp. (b)	42,000	2,479
		4,895
Machinery — Construction & Mining (0.7%):
Astec Industries, Inc. (b) (c)	60,000	2,199

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Manufacturing — Diversified (1.8%):
A.O. Smith Corp. (b)	89,000	$2,754
Federal Signal Corp. (b)	222,000	3,081
		5,835
Manufacturing — Miscellaneous (3.7%):
AptarGroup, Inc.	84,500	3,731
Lancaster Colony Corp. (b)	97,000	3,704
Matthews International Corp.	41,900	2,072
Portec Rail Products, Inc.	215,000	2,595
		12,102
Medical Equipment & Supplies (1.4%):
Datascope Corp.	41,000	1,536
STERIS Corp. (b)	107,000	2,965
		4,501
Metal Fabrication (1.1%):
Mueller Industries, Inc.	112,000	3,625
Oil & Gas Exploration — Production & Services (7.6%):
Callon Petroleum Co. (b) (c)	155,000	3,100
Cimarex Energy Co.	65,000	4,049
Comstock Resources, Inc. (b) (c)	68,900	3,134
Grey Wolf, Inc. (c)	392,000	2,458
Mariner Energy, Inc. (b) (c)	105,000	2,894
Rosetta Resources, Inc. (b) (c)	115,000	2,506
St. Mary Land & Exploration Co.	84,436	3,691
Swift Energy Co. (b) (c)	54,000	2,816
		24,648
Oil Marketing & Refining (1.2%):
Holly Corp.	92,000	3,816
Oilfield Services & Equipment (3.0%):
Cal Dive International, Inc. (b) (c)	311,000	3,791
Lufkin Industries, Inc. (b)	43,564	3,287
RPC, Inc. (b)	201,000	2,567
		9,645
Pharmaceuticals (0.7%):
Medicis Pharmaceutical Corp., Class A (b)	116,000	2,390
Real Estate Investment Trusts (5.3%):
Annaly Capital Management, Inc. (b)	150,000	2,514
Cousins Properties, Inc. (b)	112,000	2,846
Healthcare Realty Trust, Inc. (b)	141,000	3,995
LaSalle Hotel Properties (b)	92,000	2,950
LTC Properties, Inc.	87,000	2,369
MFA Mortgage Investments, Inc.	360,000	2,516
		17,190

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Recreational Vehicles (0.5%):
Monaco Coach Corp. (b)	241,000	$1,526
Restaurants (2.0%):
Bob Evans Farms, Inc.	38,000	1,066
CEC Entertainment, Inc. (b) (c)	74,000	2,753
Panera Bread Co., Class A (b) (c)	50,000	2,613
		6,432
Retail — Apparel/Shoe (2.4%):
Brown Shoe Co., Inc.	272,000	4,537
Charlotte Russe Holding, Inc. (b) (c)	201,000	3,192
		7,729
Retail — Specialty Stores (1.0%):
Cato Corp., Class A	181,000	3,122
Schools & Educational Services (0.9%):
Universal Technical Institute, Inc. (b) (c)	258,000	2,926
Semiconductors (7.9%):
ATMI, Inc. (c)	120,000	3,533
Brooks Automation, Inc. (b) (c)	348,000	3,605
Emulex Corp. (b) (c)	193,000	2,527
Fairchild Semiconductor International, Inc. (c)	383,000	4,994
Mattson Technology, Inc. (c)	698,000	3,385
MKS Instruments, Inc. (b) (c)	165,500	3,782
OmniVision Technologies, Inc. (b) (c)	77,000	1,235
Standard Microsystems Corp. (c)	86,000	2,550
		25,611
Software & Computer Services (2.2%):
SI International, Inc. (b) (c)	121,000	2,776
SRA International, Inc., Class A (b) (c)	169,000	4,439
		7,215
Staffing (3.0%):
Adminstaff, Inc.	76,000	1,990
AMN Healthcare Services, Inc. (c)	250,000	3,648
Heidrick & Struggles International, Inc. (b)	71,000	2,125
MPS Group, Inc. (b) (c)	179,000	1,921
		9,684
Transportation Services (4.0%):
Arkansas Best Corp. (b)	84,000	3,316
Celadon Group, Inc. (c)	282,000	2,902
Genesee & Wyoming, Inc., Class A (b) (c)	109,000	3,889
Old Dominion Freight Line, Inc. (c)	91,000	2,794
		12,901
Utilities — Electric (2.1%):
ALLETE, Inc. (b)	96,000	4,010
Black Hills Corp. (b)	72,000	2,809
		6,819

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities — Natural Gas (1.7%):
Energen Corp.	40,300	$2,750
WGL Holdings, Inc.	83,000	2,723
		5,473
Total Common Stocks (Cost $292,875)		301,651
Short-Term Securities Held as Collateral for Securities Lending (32.2%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$104,658	104,658
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $104,658)		104,658
Total Investments (Cost $417,195) — 131.1%		425,970
Liabilities in excess of other assets — (31.1)%		(101,155)
NET ASSETS — 100.0%		$324,815

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Focused Growth Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (11.0%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$1,114	$1,114
Total Commercial Paper (Amortized Cost $1,114)		1,114
Common Stocks (92.3%)
Apparel & Footwear (2.6%):
Coach, Inc. (b)	7,500	267
Biotechnology (4.0%):
Gilead Sciences, Inc. (b)	7,900	409
Casino Services (2.1%):
Las Vegas Sands Corp. (b)	2,850	217
Chemicals (4.9%):
Monsanto Co.	3,850	439
Potash Corp. of Saskatchewan, Inc.	300	55
		494
Computers & Peripherals (10.3%):
Apple Computer, Inc. (b)	2,900	505
EMC Corp. (b)	15,585	240
Research In Motion Ltd. (b)	2,500	304
		1,049
Energy — Alternative Sources (2.6%):
SunPower Corp., Class A (b)	3,000	262
Engineering (4.2%):
ABB Ltd., ADR	14,000	429
Financial Services (13.5%):
American Express Co.	5,000	240
CME Group, Inc.	1,000	457
Goldman Sachs Group, Inc.	2,200	421
IntercontinentalExchange, Inc. (b)	500	78
MasterCard, Inc., Class A	300	83
NYSE Euronext	1,300	86
		1,365
Internet Business Services (5.7%):
Google, Inc., Class A (b)	650	373
Juniper Networks, Inc. (b)	7,500	207
		580
Medical Supplies (4.5%):
Stryker Corp.	7,000	454
Oil & Gas Exploration — Production & Services (0.7%):
Petroleo Brasileiro S.A., ADR	600	73
Oilfield Services & Equipment (5.5%):
National-Oilwell Varco, Inc. (b)	4,500	308
Schlumberger Ltd.	2,500	251
		559

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Focused Growth Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (6.6%):
Allergan, Inc.	4,400	$248
Celgene Corp. (b)	6,799	422
		670
Retail — Drug Stores (4.0%):
CVS Caremark Corp.	10,000	404
Software & Computer Services (7.6%):
Adobe Systems, Inc. (b)	6,000	224
Cognizant Technology Solutions Corp., Class A (b)	12,000	387
Oracle Corp. (b)	5,700	119
VMware, Inc., Class A (b)	600	40
		770
Steel (3.0%):
Precision Castparts Corp.	2,600	306
Telecommunications (3.4%):
America Movil S.A. de C.V., ADR	6,000	348
Telecommunications — Services & Equipment (3.4%):
QUALCOMM, Inc.	8,000	345
Transportation Services (2.8%):
Expeditors International of Washington, Inc.	6,000	280
Wire & Cable Products (0.9%):
General Cable Corp. (b)	1,300	87
Total Common Stocks (Cost $8,011)		9,368
Total Investments (Cost $9,125) — 103.3%		10,482
Liabilities in excess of other assets — (3.3)%		(334)
NET ASSETS — 100.0%		$10,148

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
ASSETS:
Investments, at value (Cost $1,602,059, $417,195 and $9,125) (a)	$1,683,801	$425,970	$10,482
Cash	50	50	3
Interest and dividends receivable	754	208	2
Receivable for capital shares issued	2,289	193	108
Receivable for investments sold	20,998	9,548	119
Receivable from Adviser	—	—	3
Prepaid expenses	88	51	21
Total Assets	1,707,980	436,020	10,738
LIABILITIES:
Payable for investments purchased	17,572	5,234	547
Payable for capital shares redeemed	1,231	967	30
Payable for return of collateral received	421,162	104,658	—
Accrued expenses and other payables:
Investment advisory fees	662	224	6
Administration fees	92	25	1
Custodian fees	16	2	—
Accounting fees	1	2	—	(b)
Transfer agent fees	—	—	2
Trustee fees	9	3	—	(b)
Shareholder servicing fees	180	35	1
12b-1 fees	100	42	2
Other accrued expenses	22	13	1
Total Liabilities	441,047	111,205	590
NET ASSETS:
Capital	1,230,700	324,942	8,804
Accumulated undistributed net investment income (loss)	26	14	(37)
Accumulated undistributed net realized gains (losses) from investments	(45,535)	(8,916)	24
Net unrealized appreciation on investments	81,742	8,775	1,357
Net Assets	$1,266,933	$324,815	$10,148
Net Assets
Class A Shares	$923,613	$174,023	$7,531
Class C Shares	56,910	—	1,977
Class R Shares	138,825	103,021	640
Class I Shares	147,585	47,771	—
Total	$1,266,933	$324,815	$10,148
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	51,945	6,671	498
Class C Shares	3,322	—	135
Class R Shares	7,976	4,067	43
Class I Shares	8,297	1,831	—
Total	71,540	12,569	676
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$17.78	$26.08	$15.12
Class C Shares (d)	$17.13	—	$14.63
Class R Shares	$17.41	$25.33	$14.96
Class I Shares	$17.79	$26.09	—
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.86	$27.67	$16.04

(a)  Special Value Fund and Small Company Opportunity Fund include securities on loan of $402,212 and $99,860, respectively.

(b)  Rounds to less than $1,000.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
Investment Income:
Interest income	$1,166	$320	$10
Dividend income	6,621	1,967	17
Income from securities lending, net	541	103	—
Total Income	8,328	2,390	27
Expenses:
Investment advisory fees	3,708	1,295	29
Administration fees	511	141	4
Shareholder servicing fees — Class A Shares	998	195	7
12b-1 fees — Class C Shares	246	—	9
12b-1 fees — Class R Shares	304	254	1
Accounting fees	2	— (a)	2
Custodian fees	93	31	3
Transfer agent fees	98	27	1
Transfer agent fees — Class A Shares	212	88	—
Transfer agent fees — Class C Shares	47	—	—	(a)
Transfer agent fees — Class R Shares	89	33	—	(a)
Transfer agent fees — Class I Shares	4	2	—
Trustees' fees	42	12	—	(a)
Legal and audit fees	79	21	—	(a)
State registration and filing fees	57	25	20
Other expenses	61	25	1
Total Expenses	6,551	2,149	77
Shareholder servicing fees waived — Class A Shares	(2)	— (a)	—	(a)
Expenses waived/reimbursed by Adviser	—	—	(16)
Net Expenses	6,549	2,149	61
Net Investment Income (loss)	1,779	241	(34)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(28,600)	(8,033)	155
Net change in unrealized appreciation/depreciation on investments	(46,622)	(8,298)	(718)
Net realized/unrealized gains (losses) from investment transactions	(75,222)	(16,331)	(563)
Change in net assets resulting from operations	$(73,443)	$(16,090)	$(597)

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,779	$1,609	$241	$468	$(34)	$(55)
Net realized gains (losses) from investment transactions	(28,600)	63,688	(8,033)	23,369	155	63
Net change in unrealized appreciation/depreciation on investments	(46,622)	82,563	(8,298)	(14,888)	(718)	1,543
Net increase from payments by adviser	—	380	—	135	—	3
Change in net assets resulting from operations	(73,443)	148,240	(16,090)	9,084	(597)	1,554
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,253)	(3,550)	(115)	(367)	—	—
Class C Shares	(1)	(76)	—	—	—	—
Class R Shares	(84)	(341)	—	(266)	—	—
Class I Shares (a)	(402)	—	(107)	(36)	—	—
From net realized gains:
Class A Shares	(42,067)	(20,525)	(8,319)	(12,629)	—	—
Class C Shares	(2,606)	(928)	—	—	—	—
Class R Shares	(6,275)	(2,160)	(6,098)	(14,808)	—	—
Class I Shares (a)	(7,163)	—	(2,715)	—	—	—
Change in net assets resulting from distributions to shareholders	(59,851)	(27,580)	(17,354)	(28,106)	—	—
Change in net assets from capital transactions	280,380	527,451	39,339	158,788	3,994	916
Change in net assets	147,086	648,111	5,895	139,766	3,397	2,470
Net Assets:
Beginning of period	1,119,847	471,736	318,920	179,154	6,751	4,281
End of period	$1,266,933	$1,119,847	$324,815	$318,920	$10,148	$6,751
Accumulated undistributed net investment income (loss)	$26	$(13)	$14	$(5)	$(37)	$(3)

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$328,713	$594,983	$74,434	$161,572	$4,715	$1,669
Dividends reinvested	36,229	20,256	5,821	12,829	—	—
Cost of shares redeemed	(153,971)	(310,974)	(41,320)	(96,227)	(1,667)	(1,099)
Total Class A Shares	$210,971	$304,265	$38,935	$78,174	$3,048	$570
Class C Shares
Proceeds from shares issued	$18,393	$33,565	—	—	1,289	$330
Dividends reinvested	1,356	392	—	—	—	—
Cost of shares redeemed	(5,916)	(7,919)	—	—	(472)	(85)
Total Class C Shares	$13,833	$26,038	—	—	817	$245
Class R Shares
Proceeds from shares issued	$52,263	$85,760	$9,053	$41,321	$165	$165
Dividends reinvested	5,191	1,891	5,437	13,463	—	—
Cost of shares redeemed	(22,631)	(24,612)	(14,174)	(27,298)	(36)	(64)
Total Class R Shares	$34,823	$63,039	$316	$27,486	$129	$101
Class I Shares (a)
Proceeds from shares issued	$30,403	$137,391	$4,735	$56,771	—	—
Dividends reinvested	7,561	—	2,793	36	—	—
Cost of shares redeemed	(17,211)	(3,282)	(7,440)	(3,679)	—	—
Total Class I Shares	$20,753	$134,109	$88	$53,128	—	—
Change in net assets from capital transactions	$280,380	$527,451	$39,339	$158,788	$3,994	$916
Share Transactions:
Class A Shares
Issued	18,761	31,494	2,907	5,399	318	115
Reinvested	1,994	1,185	221	454	—	—
Redeemed	(8,860)	(16,552)	(1,635)	(3,294)	(110)	(72)
Total Class A Shares	11,895	16,127	1,493	2,559	208	43
Class C Shares
Issued	1,093	1,832	—	—	89	23
Reinvested	77	24	—	—	—	—
Redeemed	(354)	(434)	—	—	(34)	(6)
Total Class C Shares	816	1,422	—	—	55	17
Class R Shares
Issued	3,051	4,687	370	1,450	11	12
Reinvested	292	112	212	490	—	—
Redeemed	(1,333)	(1,331)	(576)	(947)	(2)	(5)
Total Class R Shares	2,010	3,468	6	993	9	7
Class I Shares (a)
Issued	1,799	7,254	187	1,958	—	—
Reinvested	416	—	106	1	—	—
Redeemed	(1,005)	(167)	(294)	(127)	—	—
Total Class I Shares	1,210	7,087	(1)	1,832	—	—
Change in shares	15,931	28,104	1,498	5,384	272	67

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.21	$17.19		$16.24	$13.15	$14.12	$11.44
Investment Activities:
Net investment income (loss)	0.03	0.06		0.05	— (a)	0.03	0.06
Net realized and unrealized gains (losses) on investments	(1.41)	3.90		2.53	3.16	2.05	2.67
Total from Investment Activities	(1.38)	3.96		2.58	3.16	2.08	2.73
Distributions:
Net investment income	(0.03)	(0.10)		(0.05)	(0.01)	(0.04)	(0.05)
Net realized gains from investments	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)	—
Total Distributions	(1.05)	(0.94)		(1.63)	(0.07)	(3.05)	(0.05)
Net Asset Value, End of Period	$17.78	$20.21		$17.19	$16.24	$13.15	$14.12
Total Return (excludes sales charge) (b)	(6.92)%	24.11	%(c)	17.39%	24.13%	14.89%	23.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$923,613	$809,314		$411,341	$186,744	$104,324	$187,640
Ratio of expenses to average net assets (d)	1.14%	1.17%		1.25%	1.30%	1.27%	1.24%
Ratio of net investment income (loss) to average net assets (d)	0.37%	0.28%		0.31%	(0.06)%	0.19%	0.43%
Ratio of expenses to average net assets (d) (e)	1.14%	1.17%		1.25%	1.33%	1.27%	1.24%
Ratio of net investment income (loss) to average net assets (d) (e)	0.37%	0.28%		0.31%	(0.09)%	0.19%	0.43%
Portfolio turnover (f)	76%	125%		204%	196%	200%	94%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Period Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.56	$16.77		$15.95	$13.01	$14.08		$11.21
Investment Activities:
Net investment income (loss)	(0.04)	(0.07)		(0.06)	(0.06)	(0.08	)(b)	0.01
Net realized and unrealized gains (losses) on investments	(1.37)	3.74		2.46	3.06	2.04		2.88
Total from Investment Activities	(1.41)	3.67		2.40	3.00	1.96		2.89
Distributions:
Net investment income	— (c)	(0.04)		—	—	(0.02)		(0.02)
Net realized gains from investments	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)		—
Total Distributions	(1.02)	(0.88)		(1.58)	(0.06)	(3.03)		(0.02)
Net Asset Value, End of Period	$17.13	$19.56		$16.77	$15.95	$13.01		$14.08
Total Return (excludes contingent deferred sales charge) (d)	(7.31)%	22.90	%(e)	16.46%	23.12%	14.02%		25.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,910	$49,026		$18,161	$2,331	$440		$314
Ratio of expenses to average net assets (f)	2.07%	2.10%		2.18%	2.10%	1.95%		1.95%
Ratio of net investment loss to average net assets (f)	(0.56)%	(0.68)%		(0.66)%	(0.84)%	(0.51)%		(0.26)%
Ratio of expenses to average net assets (f) (g)	2.07%	2.10%		2.23%	3.16%	3.97%		2.60%
Ratio of net investment income (loss) to average net assets (f) (g)	(0.56)%	(0.68)%		(0.71)%	(1.90)%	(2.53)%		(0.91)%
Portfolio turnover (h)	76%	125%		204%	196%	200%		94%

(a)  Class C Shares commenced operations March 1, 2003.

(b)  Calculated using average shares for the period.

(c)  Rounds to less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004		Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$19.82	$16.91		$16.02	$13.00	$14.02		$11.37
Investment Activities:
Net investment income (loss)	— (a)	0.01		— (a)	(0.02)	(0.02	)(b)	0.01
Net realized and unrealized gains (losses) on investments	(1.38)	3.81		2.49	3.11	2.03		2.66
Total from Investment Activities	(1.38)	3.82		2.49	3.09	2.01		2.67
Distributions:
Net investment income	(0.01)	(0.07)		(0.02)	(0.01)	(0.02)		(0.02)
Net realized gains from investments	(1.02)	(0.84)		(1.58)	(0.06)	(3.01)		—
Total Distributions	(1.04)	(0.91)		(1.60)	(0.07)	(3.03)		(0.02)
Net Asset Value, End of Period	$17.41	$19.82		$16.91	$16.02	$13.00		$14.02
Total Return (c)	(7.05)%	23.66	%(d)	17.03%	23.83%	14.50%		23.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$138,825	$118,250		$42,234	$10,760	$2,318		$2,039
Ratio of expenses to average net assets (e)	1.49%	1.48%		1.58%	1.60%	1.60%		1.60%
Ratio of net investment income (loss) to average net assets (e)	0.01%	(0.04)%		(0.04)%	(0.35)%	(0.14)%		0.05%
Ratio of expenses to average net assets (e) (f)	1.49%	1.48%		1.58%	1.74%	2.80%		3.16%
Ratio of net investment income (loss) to average net assets (e) (f)	0.01%	(0.04)%		(0.04)%	(0.49)%	(1.34)%		(1.51)%
Portfolio turnover (g)	76%	125%		204%	196%	200%		94%

(a)  Rounds to less than $0.01 per share.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.22	$18.93
Investment Activities:
Net investment income	0.05	0.01
Net realized and unrealized gains (losses) on investments	(1.41)	1.28
Total from Investment Activities	(1.36)	1.29
Distributions:
Net investment income	(0.05)	—
Net realized gains from investments	(1.02)	—
Total Distributions	(1.07)	—
Net Asset Value, End of Period	$17.79	$20.22
Total Return (b)	(6.78)%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$147,585	$143,257
Ratio of expenses to average net assets (c)	0.85%	0.85%
Ratio of net investment income to average net assets (c)	0.67%	0.41%
Portfolio turnover rate (d)	76%	125%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$29.09	$31.88		$29.44	$30.09	$26.39	$20.99
Investment Activities:
Net investment income	0.02	0.11		0.09	0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	(1.50)	2.06		5.14	3.74	5.11	5.39
Total from Investment Activities	(1.48)	2.17		5.23	3.81	5.15	5.43
Distributions:
Net investment income	(0.02)	(0.11)		(0.06)	(0.06)	(0.05)	(0.03)
Net realized gains from investments	(1.51)	(4.85)		(2.73)	(4.40)	(1.40)	—
Total Distributions	(1.53)	(4.96)		(2.79)	(4.46)	(1.45)	(0.03)
Net Asset Value, End of Period	$26.08	$29.09		$31.88	$29.44	$30.09	$26.39
Total Return (excludes sales charge) (a)	(5.14)%	7.33	%(b)	19.56%	13.96%	20.50%	25.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$174,023	$150,621		$83,487	$64,797	$52,169	$42,933
Ratio of expenses to average net assets (c)	1.39%	1.20%		1.11%	1.13%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	0.18%	0.29%		0.32%	0.25%	0.16%	0.16%
Ratio of expenses to average net assets (c) (d)	1.39%	1.20%		1.11%	1.18%	1.20%	1.22%
Ratio of net investment income to average net assets (c) (d)	0.18%	0.29%		0.32%	0.20%	0.11%	0.08%
Portfolio turnover (e)	55%	75%		73%	62%	68%	49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$28.31	$31.19		$28.90	$29.66	$26.06	$20.77
Investment Activities:
Net investment income (loss)	(0.01)	0.02		— (a)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.46)	2.02		5.04	3.68	5.03	5.33
Total from Investment Activities	(1.47)	2.04		5.04	3.66	5.02	5.31
Distributions:
Net investment income	—	(0.07)		(0.02)	(0.02)	(0.02)	(0.02)
Net realized gains from investments	(1.51)	(4.85)		(2.73)	(4.40)	(1.40)	—
Total Distributions	(1.51)	(4.92)		(2.75)	(4.42)	(1.42)	(0.02)
Net Asset Value, End of Period	$25.33	$28.31		$31.19	$28.90	$29.66	$26.06
Total Return (b)	(5.24)%	7.03	%(c)	19.21%	13.61%	20.26%	25.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$103,021	$114,983		$95,667	$92,320	$95,653	$85,037
Ratio of expenses to average net assets (d)	1.61%	1.45%		1.43%	1.45%	1.35%	1.38%
Ratio of net investment income (loss) to average net assets (d)	(0.04)%	0.06%		0.01%	(0.06)%	(0.04)%	(0.09)%
Ratio of expenses to average net assets (d) (e)	1.61%	1.45%		1.43%	1.53%	1.54%	1.64%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.04)%	0.06%		0.01%	(0.14)%	(0.23)%	(0.35)%
Portfolio turnover (f)	55%	75%		73%	62%	68%	49%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than on year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$29.10	$28.99
Investment Activities:
Net investment income	0.06	0.02
Net realized and unrealized gains (losses) on investments	(1.50)	0.11
Total from Investment Activities	(1.44)	0.13
Distributions:
Net investment income	(0.06)	(0.02)
Net realized gains from investments	(1.51)	—
Total Distributions	(1.57)	(0.02)
Net Asset Value, End of Period	$26.09	$29.10
Total Return (b)	(4.99)%	0.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$47,771	$53,316
Ratio of expenses to average net assets (c)	1.05%	1.05%
Ratio of net investment income to average net assets (c)	0.52%	0.45%
Portfolio turnover rate (d)	55%	75%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.80	$12.76		$11.81	$10.19	$10.00
Investment Activities:
Net investment loss	(0.03)	(0.12)		(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	(1.65)	4.16		1.00	1.69	0.23
Total from Investment Activities	(1.68)	4.04		0.95	1.62	0.19
Net Asset Value, End of Period	$15.12	$16.80		$12.76	$11.81	$10.19
Total Return (excludes sales charge) (b)	(10.00)%	31.66	%(c)	8.04%	15.90%	1.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,531	$4,880		$3,149	$968	$731
Ratio of expenses to average net assets (d)	1.40%	1.40%		1.39%	1.32%	1.15%
Ratio of net investment loss to average net assets (d)	(0.69)%	(0.88)%		(0.76)%	(0.77)%	(0.68)%
Ratio of expenses to average net assets (d) (e)	1.60%	1.75%		4.16%	11.36%	14.35%
Ratio of net investment loss to average net assets (d) (e)	(0.89)%	(1.23)%		(3.53)%	(10.81)%	(13.88)%
Portfolio turnover (f)	54%	54%		52%	58%	26%

(a)  Class A Shares commenced operations on December 1, 2003.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class C Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.32	$12.48		$11.64	$10.11	$10.00
Investment Activities:
Net investment loss	(0.09)	(0.20)		(0.16)	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	(1.60)	4.04		1.00	1.61	0.23
Total from Investment Activities	(1.69)	3.84		0.84	1.53	0.11
Net Asset Value, End of Period	$14.63	$16.32		$12.48	$11.64	$10.11
Total Return (excludes contingent deferred sales charge) (b)	(10.36)%	30.77	%(c)	7.22%	15.13%	1.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,977	$1,305		$781	$548	$34
Ratio of expenses to average net assets (d)	2.10%	2.10%		2.10%	2.09%	1.90%
Ratio of net investment loss to average net assets (d)	(1.41)%	(1.59)%		(1.51)%	(1.61)%	(1.43)%
Ratio of expenses to average net assets (d) (e)	2.73%	3.64%		5.53%	13.55%	28.56%
Ratio of net investment loss to average net assets (d) (e)	(2.04)%	(3.13)%		(4.94)%	(13.07)%	(28.09)%
Portfolio turnover (f)	54%	54%		52%	58%	26%

(a)  Class C Shares commenced operations December 31, 2003.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Period Ended October 31, 2004(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.65	$12.67		$11.76	$10.17	$10.00
Investment Activities:
Net investment loss	(0.06)	(0.13)		(0.07)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.63)	4.11		0.98	1.67	0.24
Total from Investment Activities	(1.69)	3.98		0.91	1.59	0.17
Net Asset Value, End of Period	$14.96	$16.65		$12.67	$11.76	$10.17
Total Return (b)	(10.15)%	31.41	%(c)	7.74%	15.63%	1.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$640	$566		$351	$75	$37
Ratio of expenses to average net assets (d)	1.65%	1.65%		1.65%	1.58%	1.40%
Ratio of net investment loss to average net assets (d)	(0.93)%	(1.13)%		(1.00)%	(1.05)%	(0.93)%
Ratio of expenses to average net assets (d) (e)	3.54%	4.78%		5.39%	26.87%	27.47%
Ratio of net investment loss to average net assets (d) (e)	(2.82)%	(4.26)%		(4.74)%	(26.34)%	(27.00)%
Portfolio turnover (f)	54%	54%		52%	58%	26%

(a)  Class R Shares commenced operations on December 31, 2003.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (5.2%)
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 2.90% (a), 6/11/40	$520	$517
Series 2007-T28, Class A3 5.79%, 9/11/42	200	196
Chase Mortgage Finance Corp. Series 2005-A1, Class M 5.31% (a), 12/25/35	312	215
Series 2005-A2, Class M 5.44% (a), 1/25/36	213	146
Series 2007-A1, Class 1B2 4.41% (a), 2/25/37 (b)	98	74
Series 2007-A1, Class 1M 4.41% (a), 2/25/37	177	144
Series 2007-A1, Class 2B1 5.80% (a), 3/25/37 (b)	144	85
Series 2007-A2, Class 1B1 4.52% (a), 7/25/37 (b)	103	82
Series 2007-S1, Class AM 6.08%, 2/25/37	85	71
Series 2007-S1, Class B1 6.08%, 2/25/37	61	44
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	157	156
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	390	384
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	173	173
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	222	153
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.99% (a), 8/10/45	490	489
GSR Mortgage Loan Trust Series 2004-10F, Class 6A1 5.00%, 9/25/34	243	224
Series 2006-6F, Class M1 6.30% (a), 7/25/36	289	235
Series 2006-8F, Class B1 6.45% (a), 9/25/36	246	155
JP Morgan Mortgage Trust Series 2005-A1, Class IB1 4.91% (a), 2/25/35	265	200
Series 2005-A2, Class B1 4.94% (a), 4/25/35 (c)	318	235
Series 2005-A3, Class 1B1 4.99%, 6/25/35 (c)	303	224
Series 2005-A4, Class B1 5.20% (a), 7/25/35 (c)	207	149
Series 2005-A6, Class 1B1 5.17% (a), 9/25/35 (c)	246	182
Series 2005-A8, Class B1 5.18% (a), 11/25/35 (c)	342	234
Series 2006-A1, Class B1 5.40% (a), 2/25/36 (c)	239	165
Series 2006-A2, Class IB1 5.68% (a), 4/25/36 (c)	358	260
Series 2006-A5, Class B1 5.91% (a), 8/25/36	100	74
Series 2006-S4, Class B1 6.40% (a), 1/25/37	121	95
Series 2006-S4, Class B2 6.40% (a), 1/25/37 (c)	150	111
Series 2007-A1, Class B1 4.82% (a), 7/25/35	140	108
Series 2007-A2, Class B2 5.85% (a), 4/25/37 (b)	149	78
Series 2007-A2, Class B3 5.85% (a), 4/25/37 (b)	100	41
Series 2007-A4, Class B1 5.76% (a), 6/25/37 (b)	220	130
Series 2007-A4, Class B2 5.76% (a), 6/25/37 (b)	100	49
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4, 5.20%, 11/15/30	270	268
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 5.05% (a), 8/25/34 (b)	96	50
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.48% (a), 4/25/34	139	100
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	131	127
Total Collateralized Mortgage Obligations (Cost $8,022)		6,423

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.0%):
BNP Paribas Finance, Inc., 2.44% (d), 5/1/08	$6,106	$6,105
Total Commercial Paper (Amortized Cost $6,105)		6,105
Common Stocks (63.3%)
Banks (3.9%):
Bank of America Corp.	56,700	2,129
JPMorgan Chase & Co.	39,830	1,898
Wells Fargo Co. (e)	26,500	788
		4,815
Beverages (4.0%):
Coca-Cola Co.	24,500	1,442
Diageo PLC,	20,300	1,663
PepsiCo, Inc.	26,582	1,822
		4,927
Biotechnology (2.3%):
Amgen, Inc. (f)	28,100	1,176
Genentech, Inc. (f)	24,881	1,697
		2,873
Brokerage Services (2.0%):
Charles Schwab Corp.	115,544	2,496
Building Materials (0.5%):
USG Corp. (e) (f)	17,031	601
Chemicals (0.7%):
PPG Industries, Inc.	14,522	891
Computers & Peripherals (6.7%):
Apple Computer, Inc. (f)	17,100	2,975
Cisco Systems, Inc. (f)	95,000	2,436
Dell, Inc. (f)	18,600	346
EMC Corp. (f)	161,000	2,479
		8,236
Cosmetics & Toiletries (1.6%):
Estee Lauder Cos.,	17,390	793
Procter & Gamble Co.	16,650	1,117
		1,910
Engineering (0.9%):
Foster Wheeler Ltd. (f)	16,467	1,049
Financial Services (0.4%):
Citigroup, Inc.	18,800	475
Health Care (0.1%):
Medtronic, Inc.	3,059	149
Home Builders (0.1%):
Toll Brothers, Inc. (e) (f)	6,800	154

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Insurance (0.7%):
American International Group, Inc.	19,797	$915
Internet Business Services (1.9%):
Google, Inc., (f)	4,100	2,355
Internet Service Provider (0.5%):
Yahoo!, Inc. (f)	21,147	580
Investment Companies (1.4%):
Invesco Ltd.	34,506	885
The Blackstone Group LP (e)	45,400	848
		1,733
Manufacturing — Diversified (1.2%):
Siemens AG, Sponsored ADR	12,800	1,516
Manufacturing — Miscellaneous (1.5%):
3M Co.	24,300	1,869
Mining (2.8%):
Barrick Gold Corp.	29,267	1,130
Newmont Mining Corp.	52,400	2,317
		3,447
Oil & Gas Exploration — Production & Services (2.3%):
Chesapeake Energy Corp.	37,000	1,913
XTO Energy, Inc.	15,005	928
		2,841
Oil Companies — Integrated (0.9%):
Hess Corp.	10,400	1,104
Oilfield Services & Equipment (8.5%):
BJ Services Co.	39,700	1,122
Halliburton Co.	81,400	3,737
National-Oilwell Varco, Inc. (f)	18,000	1,232
Schlumberger Ltd.	43,934	4,418
		10,509
Pharmaceuticals (4.5%):
Johnson & Johnson	38,200	2,563
Merck & Co., Inc.	59,600	2,267
Pfizer, Inc.	37,224	749
		5,579
Radio & Television (0.9%):
Comcast Corp., (e)	54,000	1,110
Retail (0.4%):
Target Corp.	8,628	458
Retail — Department Stores (0.3%):
Kohl's Corp. (e) (f)	8,659	423
Retail — Drug Stores (1.7%):
CVS Caremark Corp.	52,700	2,127

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Retail — Specialty Stores (0.4%):
Tiffany & Co.	10,031	$437
Semiconductors (3.7%):
Intel Corp.	113,400	2,524
Maxim Integrated Products, Inc.	37,919	798
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	104,723	1,177
		4,499
Software & Computer Services (2.2%):
Microsoft Corp.	96,300	2,746
Utilities — Electric (2.8%):
Duke Energy Corp.	11,899	218
Exelon Corp.	27,372	2,339
Public Service Enterprise Group, Inc.	20,333	893
		3,450
Utilities — Telecommunications (1.5%):
Verizon Communications, Inc.	46,581	1,792
Total Common Stocks (Cost $73,656)		78,066
Corporate Bonds (9.1%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	19
Airlines (0.3%):
Continental Airlines, Inc., Series 99-2, 7.06%, 3/15/11	100	100
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	270	264
		364
Automotive (0.1%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	62	66
8.50%, 1/18/31	22	26
		92
Banks (1.8%):
Asian Development Bank, 4.50%, 9/4/12, MTN	40	42
Bank of America Corp. 6.25%, 4/15/12	60	63
5.63%, 10/14/16	100	101
5.65%, 5/1/18 (b)	410	410
8.00%, 12/29/49, Callable 1/30/18 @ 100 (b)	435	443
European Investment Bank 3.38%, 3/16/09	72	73
5.13%, 9/13/16	65	70
Fifth Third Bancorp, 4.50%, 6/1/18	73	59
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 5/30/08 @ 103.57 (c)	200	203
Inter-American Development Bank, 4.50%, 9/15/14	70	73
International Bank Recon & Development, 7.63%, 1/19/23	15	20

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
KFW 3.25%, 3/30/09	$60	$60
4.63%, 1/20/11	85	89
4.13%, 10/15/14	55	56
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	35	36
Mellon Funding Corp., 6.38%, 2/15/10	85	89
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	130	131
USB Capital IX, 6.19%, 4/15/49, Callable 4/15/11 @ 100	185	141
Wachovia Corp., 5.25%, 8/1/14	60	59
		2,218
Beverages (0.1%):
Anheuser-Busch Cos., Inc. 9.00%, 12/1/09	1	1
5.05%, 10/15/16	45	45
Coca-Cola Enterprises, Inc. 5.75%, 11/1/08	29	29
8.50%, 2/1/12	37	42
8.50%, 2/1/22	25	31
		148
Building — Residential & Commercial (0.2%):
KB Home, 8.63%, 12/15/08	210	212
Chemicals (0.0%):
Dow Chemical Co., 6.00%, 10/1/12	20	21
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	20	20
Eastman Chemical, 7.60%, 2/1/27	11	11
		52
Computers & Peripherals (0.1%):
International Business Machines Corp. 5.38%, 2/1/09 (e)	35	36
6.50%, 1/15/28	50	52
		88
Cosmetics & Toiletries (0.1%):
Gillette Co., 3.80%, 9/15/09	55	55
Kimberly-Clark Corp. 5.00%, 8/15/13	40	41
6.25%, 7/15/18	25	27
Procter & Gamble Co., 4.95%, 8/15/14	30	31
		154
Electric Integrated (0.2%):
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	30	30
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	125	111
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	47
Southern California Edison Co., 5.63%, 2/1/36	48	46
		234
Electronics (0.1%):
General Electric Co., 5.25%, 12/6/17 (e)	95	94

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financial Services (2.1%):
American General Finance, 3.88%, 10/1/09, MTN	$53	$52
Boeing Capital Corp., 5.80%, 1/15/13	33	35
Caterpillar Financial Service Corp. 4.50%, 6/15/09	30	30
4.60%, 1/15/14, MTN	15	15
CIT Group, Inc., 7.75%, 4/2/12	55	48
Citigroup, Inc. 5.00%, 9/15/14	60	57
8.40% (a), 4/29/49, Callable 4/30/18 @ 100	195	197
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	79	80
6.50%, 1/15/12	175	184
General Electric Capital Corp. 5.63%, 5/1/18	120	121
5.88%, 1/14/38	175	167
Series A 4.25%, 9/13/10, MTN	40	40
6.00%, 6/15/12, MTN	138	145
6.15%, 8/7/37, MTN	40	39
Goldman Sachs Group, Inc. 6.88%, 1/15/11	36	38
5.75%, 10/1/16 (e)	105	105
HSBC Finance Corp. 4.13%, 11/16/09	155	155
6.75%, 5/15/11	52	54
International Lease Finance Corp., 6.38%, 3/15/09	81	82
John Deere Capital Corp., 5.10%, 1/15/13	30	31
JP Morgan Chase Capital, 5.88%, 3/15/35	170	147
JPMorgan Chase & Co. 6.75%, 2/1/11 (e)	120	125
Series 1 7.90% (a), 12/31/49, Callable 4/30/18 @ 100	255	260
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	57
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	54	54
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	71	69
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	115	74
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	26
Unilever Capital Corp., 5.90%, 11/15/32	38	38
		2,525
Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31	17	19
Safeway, Inc., 7.50%, 9/15/09	32	33
		52
Forest Products & Paper (0.0%):
Weyerhaeuser Co. 6.75%, 3/15/12	24	25
7.38%, 3/15/32	17	17
		42

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Governments — Foreign (0.4%):
Province of Ontario 3.63%, 10/21/09	$45	$46
5.13%, 7/17/12	49	52
Province of Quebec 5.75%, 2/15/09	24	24
4.88%, 5/5/14	55	58
Republic of Italy 4.50%, 1/21/15 (e)	90	92
6.88%, 9/27/23	41	50
United Mexican States 9.88%, 2/1/10	63	70
6.38%, 1/16/13, MTN	85	92
Series A 6.75%, 9/27/34, MTN	36	40
		524
Health Care (0.2%):
Health Net, Inc., 6.38%, 6/1/17	210	190
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	37
WellPoint, Inc. 6.80%, 8/1/12	20	21
5.95%, 12/15/34	25	21
		269
Insurance (0.2%):
Allstate Life Global Funding Trust, 4.50%, 5/29/09	30	30
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	36
MetLife, Inc., 5.38%, 12/15/12	30	31
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	20	20
Prudential Financial, Inc. 5.10%, 12/14/11, MTN	20	20
5.10%, 9/20/14, MTN	60	59
		206
Media (0.0%):
News America, Inc., 6.20%, 12/15/34	24	24
Time Warner, Inc., 6.88%, 5/1/12	30	31
		55
Medical Supplies (0.2%):
AmerisourceBergen Corp., 5.88%, 9/15/15	200	194
Baxter International, Inc., 4.63%, 3/15/15	40	39
Cardinal Health, Inc. 6.75%, 2/15/11	30	31
5.85%, 12/15/17	30	30
		294
Metal Fabrication (0.1%):
Timken Co., 5.75%, 2/15/10	105	107

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Office Furnishing (0.1%):
Steelcase, Inc., 6.50%, 8/15/11	$150	$152
Oil & Gas — Exploration & Production (0.7%):
Merey Sweeny LP, 8.85%, 12/18/19 (g)	216	244
Pemex Project Funding Master Trust, 6.63%, 6/15/35 (e)	30	31
Western Oil Sands, Inc., 8.38%, 5/1/12	475	525
		800
Oil Companies — Integrated (0.0%):
ConocoPhillips Co., 8.75%, 5/25/10	36	40
Pharmaceuticals (0.1%):
Wyeth 6.95%, 3/15/11	30	32
5.50%, 2/1/14	65	67
6.50%, 2/1/34	40	42
		141
Pipelines (0.7%):
Enterprise Products Partners L.P., 6.50%, 1/31/19	255	263
Plains All American Pipeline L.P., 6.50%, 5/1/18 (g)	130	133
Tennessee Gas Pipeline, 7.63%, 4/1/37	260	281
Teppco Partners L.P., 6.13%, 2/1/13	165	165
		842
Radio & Television (0.2%):
Comcast Corp. 4.95%, 6/15/16	55	52
6.45%, 3/15/37	50	50
Cox Communications, Inc., 7.13%, 10/1/12	75	80
		182
Railroads (0.1%):
Burlington Northern Santa Fe, Inc., 7.13%, 12/15/10	60	64
Retail — Discount (0.3%):
Target Corp. 5.38%, 6/15/09	28	29
5.88%, 3/1/12	33	34
Wal-Mart Stores, Inc. 6.88%, 8/10/09	21	22
4.13%, 2/15/11	41	41
6.50%, 8/15/37	145	154
6.20%, 4/15/38	125	127
		407
Software & Computer Services (0.1%):
Cisco Systems, Inc., 5.50%, 2/22/16 (e)	60	62
Telecommunications — Cellular (0.0%):
New Cingular Wireless Services, 8.13%, 5/1/12	23	25
Telecommunications — Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10	17	17

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities — Electric (0.2%):
Dominion Resources, Inc. Series A 5.60%, 11/15/16	$50	$50
Series B 6.25%, 6/30/12	15	16
Hydro — Quebec, 8.05%, 7/7/24	37	49
Pacific Gas & Electric Co. 4.80%, 3/1/14	36	36
6.05%, 3/1/34	48	48
Progress Energy, Inc., 6.85%, 4/15/12	37	39
		238
Utilities — Telecommunications (0.4%):
AT&T Corp., 8.00%, 11/15/31	153	184
British Telecom PLC, 8.63%, 12/15/10	125	136
Sprint Capital Corp., 7.63%, 1/30/11	63	60
Sprint Nextel Corp., 6.00%, 12/1/16	70	57
		437
Total Corporate Bonds (Cost $11,270)		11,156
Municipal Bonds (1.6%)
Florida (0.3%):
State Board of Education, GO Series A 5.00%, 6/1/13	125	135
Series B 5.25%, 6/1/13	75	82
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	130	142
		359
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	67
Maryland (0.2%):
State & Local Facilities, GO, Series A, 5.00%, 8/1/13	205	224
New Jersey (0.2%):
State Transportation Trust Fund Authority, Series B, 5.50%, 12/15/20, FGIC	270	303
North Carolina (0.1%):
Mecklenburg County, GO, 5.00%, 2/1/18	140	155
Ohio (0.4%):
Columbus Ltd. Tax, GO, Series 2, 5.00%, 7/1/13	65	71
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	110	103
Lorain County Hospital Revenue Series A 4.75%, 2/1/29, Callable 5/7/18 @ 100, FSA (h)	50	49
Series B 4.75%, 2/1/29, Callable 5/8/18 @ 100, FSA (h)	165	163
State, GO, Series D, 5.00%, 9/15/16 (f)	90	99
		485

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Texas (0.2%):
Fort Worth Independent School District, GO 5.00%, 2/15/10, PSF-GTD	$75	$79
5.00%, 2/15/17, PSF-GTD	115	126
		205
Washington (0.1%):
State, GO, Series D, 5.00%, 1/1/18	180	196
Total Municipal Bonds (Cost $2,027)		1,994
Preferred Stocks (0.5%)
Freddie Mac, Series Z, 0.67% (e)	12,800	328
Merrill Lynch & Co., 8.63%	13,600	340
Total Preferred Stocks (Cost $668)		668
U.S. Government Agency Securities (0.0%)
Federal Home Loan Mortgage Corp., 6.75%, 9/15/29	$37	45
Total U.S. Government Agency Securities (Cost $42)		45
U.S. Government Mortgage Backed Agencies (12.0%)
Federal Home Loan Mortgage Corp. 6.50%, 5/1/26-1/1/36	488	510
7.00%, 7/1/29-7/1/32	231	246
8.00%, 6/1/30	13	14
5.00%, 6/1/33-6/1/34	780	769
6.75% (a), 8/1/36	108	111
6.01% (a), 9/1/36	231	236
5.50%, 10/1/36	442	445
7.50%, 7/1/37	126	133
Federal National Mortgage Assoc.
10.00%, 11/1/13	17	19
10.50%, 11/1/13	20	22
11.00%, 11/1/13	29	33
8.50%, 11/1/17	6	7
8.00%, 11/1/19-3/1/30	98	107
7.00%, 12/1/27-5/1/38	451	475
6.50%, 3/1/29-12/1/37	1,025	1,064
6.00%, 10/1/29-6/1/37 (h)	968	997
7.50%, 11/1/29	27	30
6.63%, 11/15/30	15	18
5.50%, 1/1/32-11/1/36 (h)	1,545	1,558
5.00%, 11/1/33-3/1/34	849	836
7.00%, 12/1/33-12/1/37 (c)	1,726	1,828
5.00%, 3/1/34 (c)	383	378
5.50%, 12/1/34 (c)	630	636
6.03% (a), 4/1/36	296	301
6.28% (a), 5/1/36	73	75
6.44% (a), 5/1/36	604	620
6.35% (a), 9/1/36	259	268

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/37 (h)	$2,840	$2,789
6.04% (a), 9/1/37 (c)	229	234
Government National Mortgage Assoc. 9.50%, 7/15/09	1	1
7.00%, 4/15/28	5	5
Total U.S. Government Mortgage Backed Agencies (Cost $14,639)		14,765
U.S. Treasury Obligations (4.2%)
U.S. Treasury Bonds 8.00%, 11/15/21 (e)	45	62
6.25%, 8/15/23	12	14
5.00%, 5/15/37 (e)	820	889
U.S. Treasury Notes 3.75%, 5/15/08 (e)	50	50
3.88%, 5/15/09 (e)	978	997
4.25%, 1/15/11-8/15/13 (e)	1,213	1,281
4.63%, 7/31/12 (e)	865	923
5.13%, 5/15/16 (e)	240	266
3.50%, 2/15/18	650	636
Total U.S. Treasury Obligations (Cost $5,094)		5,118
Short-Term Securities Held as Collateral for Securities Lending (6.8%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	8,414	8,414
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $8,414)		8,414
Total Investments (Cost $129,938) — 107.7%		132,754
Liabilities in excess of other assets — (7.7)%		(9,530)
NET ASSETS — 100.0%		$123,224

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Securities valued at fair value using methods approved by the Board of Trustees and representing 1.1% of net assets as of 4/30/08.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  A portion or all of the security was held on loan.

(f)  Non-income producing security.

(g)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(h)  Security purchased on a "when-issued" basis.

ADR — American Depositary Receipt

FGIC — Insured by Financial Guaranty Insurance Co.

FSA — Insured by Federal Security Assurance

GO — General Obligation

LP — Limited Partnership

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

MTN — Medium Term Note

PLC — Public Liability Co.

PSF-GTD — Public School Fund Guaranteed

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns	D.R. Horton, Inc. 5.38%, 6/15/12	Sell	4.75%	12/20/08	$400	$6
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	5.00%	12/20/08	200	4
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	4.70%	12/20/08	200	3
Barclays Bank PLC	Abbott Laboratories, 5.40% 9/15/08	Buy	(0.50)%	6/20/13	400	(4)
Barclays Bank PLC	Avon Products, Inc. 7.15% 11/15/09	Buy	(0.70)%	6/20/13	600	(10)
Barclays Bank PLC	McKesson Corp. 7.65% 3/1/27	Buy	(0.80)%	6/20/13	400	(8)
						$(9)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.2%)
Entertainment (1.2%):
The Walt Disney Co.	17,399	$564
Total Common Stocks (Cost $513)		564
Convertible Corporate Bonds (72.5%)
Audio & Video Products (1.3%):
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 6/13/08 @ 100	$525	627
Banks (4.4%):
National City Corp., Convertible Subordinated Notes, 4.00%, 2/1/11	640	540
U.S. Bancorp, Convertible Subordinated Notes, 1.48% (a), 12/11/35, Callable @ 6/23/08 @ 100	1,635	1,642
		2,182
Brokerage Services (3.4%):
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 0.25%, 1/26/14, MTN	1,220	1,037
Lockheed Martin Corp., Convertible Subordinated Notes, 2.82% (a), 8/15/33, Callable 8/15/08 @ 100	430	626
		1,663
Building — Residential & Commercial (2.8%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	510	1,391
Casino Services (0.7%):
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36, Callable 12/20/09 @ 100	340	333
Computers & Peripherals (3.1%):
EMC Corp., Convertible Subordinated Notes 1.75%, 12/1/13 (b)	330	395
1.75%, 12/1/13	930	1,114
		1,509
Entertainment (2.6%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 6/23/08 @ 100	1,185	1,295
Financial Services (3.0%):
Wells Fargo Co., Convertible Subordinated Notes, 2.99% (a), 5/1/33, Callable 5/5/08 @ 100	1,500	1,486
Health Care (3.2%):
Medtronic, Inc., Convertible Subordinated Notes 1.63%, 4/15/13 (b)	990	1,025
1.63%, 4/15/13	545	564
		1,589
Manufacturing — Miscellaneous (0.6%):
3M Co., Convertible Subordinated Notes, 0.00% (a), 11/21/32, Callable 6/23/08 @ 84.37	373	317

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mining (2.7%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17 (b)	$1,160	$1,359
Oil & Gas Exploration — Production & Services (4.5%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	600	632
Transocean, Inc., Convertible Subordinated Notes Series C 1.50%, 12/15/37, Callable 12/20/12 @ 100	420	473
Series B 1.50%, 12/15/37, Callable 12/20/11 @ 100	800	896
Series A 1.63%, 12/15/37, Callable 12/20/10 @ 100	215	242
		2,243
Oil Marketing & Refining (1.0%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Callable 6/23/08 @ 100	205	471
Oilfield Services & Equipment (8.6%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	530	831
Halliburton Co., Convertible Subordinated Notes 3.13%, 7/15/23, Callable 7/15/08 @ 100 (b)	190	466
3.13%, 7/15/23, Callable 7/15/08 @ 100	700	1,717
Schlumberger Ltd., Convertible Subordinated Notes 2.13%, 6/1/23, Callable 6/6/10 @ 100 (b)	90	228
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	1,011
		4,253
Pharmaceuticals (10.7%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 6/9/08 @ 69.34	1,047	976
Bristol-Myers Squibb, Convertible Subordinated Notes, 2.30% (a), 9/15/23, Callable 9/21/08 @ 100	1,010	1,001
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26, Callable 6/23/08 @ 100	1,000	1,044
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 1.75%, 2/1/26, Callable 2/1/11 @ 100	650	739
Wyeth, Convertible Subordinated Notes, 3.58% (a), 1/15/24, Callable 7/20/09 @ 100	1,500	1,520
		5,280
Pipelines (1.1%):
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Callable 6/23/08 @ 100	576	567
Railroads (1.0%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	230	513
Real Estate Investment Trusts (3.7%):
iStar Financial, Inc., Convertible Subordinated Notes, 3.20% (a), 10/1/12	190	151
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37, Callable 4/5/12 @ 100 (b)	720	714

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26, Callable 11/15/11 @ 100	$1,015	$958
		1,823
Retail — Specialty Stores (4.2%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22, Callable 6/9/08 @ 100	570	622
Lowes Cos., Inc., Convertible Subordinated Notes, 0.00%, 10/19/21, Callable 6/23/08 @ 87.40	770	756
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 6/23/08 @ 77.48	635	689
		2,067
Semiconductors (3.6%):
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,795	1,781
Telecommunications — Services & Equipment (4.5%):
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	800	793
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 6/23/08 @ 100.58	1,535	1,427
		2,220
Transportation Services (1.8%):
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	905
Total Convertible Corporate Bonds (Cost $32,751)		35,874
Convertible Preferred Stocks (26.1%)
Banks (4.3%):
Bank of America Corp., Series L, 7.25%	1,370	1,504
Washington Mutual, Inc., Series R, 7.75%	210	181
Washington Mutual, Inc., 5.38%	14,700	448
		2,133
Energy (3.2%):
Chesapeake Energy Corp., 4.50%	12,400	1,597
Financial Services (9.7%):
Citigroup, Inc., Series T, 6.50%	21,700	1,132
Fannie Mae, 5.38%	23	1,633
Huntington Bancshares, Inc., Series A, 8.50%	360	353
Lehman Brothers Holdings, Inc., Series P, 7.25%	513	628
Newell Financial Trust I, 5.25%	23,700	1,072
		4,818
Insurance (2.3%):
MetLife, Inc., 6.38%	26,500	783
XL Capital Ltd., 7.00%	25,400	357
		1,140

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Office Equipment & Supplies (0.6%):
Avery Dennison Corp., 7.88%	5,700	$272
Pharmaceuticals (0.9%):
Schering-Plough Corp., 6.00%	2,310	417
Real Estate Investment Trusts (2.3%):
HRPT Properties Trust, Series D, 6.50%	18,900	333
Simon Property Group, Inc., 6.00%	10,000	822
		1,155
Savings & Loans (2.8%):
New York Community Capital Trust V, 6.00%	18,700	912
Sovereign Capital Trust IV, 4.375%	16,000	456
		1,368
Total Convertible Preferred Stocks (Cost $13,940)		12,900
Total Investments (Cost $47,203) — 99.8%		49,338
Other assets in excess of liabilities — 0.2%		123
NET ASSETS — 100.0%		$49,461

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC — Limited Liability Co.

MTN — Medium Term Note

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $129,938 and $47,203) (a)	$132,754	$49,338
Cash	50	50
Unrealized appreciation on credit default swap agreements	13	—
Interest and dividends receivable	423	251
Receivable for capital shares issued	2	16
Receivable for investments sold	4,993	350
Receivable from Adviser	3	—
Prepaid expenses	32	19
Total Assets	138,270	50,024
LIABILITIES:
Payable for investments purchased	6,323	212
Payable for capital shares redeemed	185	83
Payable for return of collateral received	8,414	—
Demand Note payable to KeyCorp	—	215
Unrealized depreciation on credit default swap agreements	22	—
Accrued expenses and other payables:
Investment advisory fees	60	31
Administration fees	9	4
Custodian fees	3	1
Accounting fees	2	1
Transfer agent fees	6	2
Trustee fees	1	— (b)
Shareholder servicing fees	8	7
12b-1 fees	1	—
Other accrued expenses	12	7
Total Liabilities	15,046	563
NET ASSETS:
Capital	119,277	46,524
Accumulated undistributed net investment income	65	830
Accumulated net realized gains (losses) from investments	1,075	(28)
Net unrealized appreciation on investments	2,807	2,135
Net Assets	$123,224	$49,461
Net Assets
Class A Shares	$39,306	$34,168
Class C Shares	478	—
Class R Shares	3,366	—
Class I Shares	80,074	15,293
Total	$123,224	$49,461
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	3,024	2,729
Class C Shares	37	—
Class R Shares	258	—
Class I Shares	6,170	1,223
Total	9,489	3,952
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$13.00	$12.52
Class C Shares (d)	$12.94	—
Class R Shares	$12.99	—
Class I Shares	$12.98	$12.51
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.79	$12.78

(a)  Balanced Fund includes securities on loan of $8,155.

(b)  Rounds to less than $1,000.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$1,306	$946
Dividend income	645	274
Income from securities lending, net	28	—
Total Income	1,979	1,220
Expenses:
Investment advisory fees	377	201
Administration fees	58	25
Shareholder servicing fees — Class A Shares	48	50
12b-1 fees — Class C Shares	3	—
12b-1 fees — Class R Shares	9	—
Accounting fees	17	3
Custodian fees	22	6
Transfer agent fees	11	5
Transfer agent fees — Class A Shares	5	3
Transfer agent fees — Class C Shares	— (a)	—
Transfer agent fees — Class R Shares	1	—
Transfer agent fees — Class I Shares	3	— (a)
Trustees' fees	5	2
Legal and audit fees	9	4
State registration and filing fees	27	17
Other expenses	14	3
Total Expenses	609	319
Expenses waived/reimbursed by Adviser	(19)	(2)
Net Expenses	590	317
Net Investment Income	1,389	903
Realized/Unrealized Gains (Losses) from Investment Transactions and Swaps:
Net realized gains from investment transactions	1,424	679
Net realized losses from swaps	(19)	—
Change in unrealized appreciation/depreciation on investments and swaps	(10,778)	(4,461)
Net realized/unrealized gains (losses) from investments and swaps	(9,373)	(3,782)
Change in net assets resulting from operations	$(7,984)	$(2,879)

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,389	$2,467	$903	$1,080
Net realized gains from investment transactions and swaps	1,405	13,638	679	6,141
Change in unrealized appreciation/ depreciation on investments and swaps	(10,778)	2,122	(4,461)	870
Net increase from payments by Adviser	—	96	—	47
Change in net assets resulting from operations	(7,984)	18,323	(2,879)	8,138
Distributions to Shareholders:
From net investment income:
Class A Shares	(454)	(2,062)	(1,380)	(406)
Class C Shares	(4)	(5)	—	—
Class R Shares	(35)	(50)	—	—
Class I Shares (a)	(1,050)	(291)	(423)	(14)
From net realized gains:
Class A Shares	(4,492)	(1,290)	(3,874)	(1,447)
Class C Shares	(56)	(4)	—	—
Class R Shares	(386)	(40)	—	—
Class I Shares (a)	(8,582)	—	(972)	—
Change in net assets resulting from distributions to shareholders	(15,059)	(3,742)	(6,649)	(1,867)
Change in net assets from capital transactions	8,664	(3,001)	(5,151)	(4,368)
Change in net assets	(14,379)	11,580	(14,679)	1,903
Net Assets:
Beginning of period	137,603	126,023	64,140	62,237
End of period	$123,224	$137,603	$49,461	$64,140
Accumulated undistributed net investment income	$65	$219	$830	$1,730

(a)  Class I Shares commenced operations on August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands,

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,872	$11,185	$2,233	$7,781
Dividends reinvested	4,758	3,297	5,031	1,800
Cost of shares redeemed	(5,476)	(100,635)	(16,881)	(26,147)
Total Class A Shares	$1,154	$(86,153)	$(9,617)	$(16,566)
Class C Shares
Proceeds from shares issued	$120	$211	—	—
Dividends reinvested	40	6	—	—
Cost of shares redeemed	(150)	(125)	—	—
Total Class C Shares	$10	$92	—	—
Class R Shares
Proceeds from shares issued	$514	$624	—	—
Dividends reinvested	416	85	—	—
Cost of shares redeemed	(803)	(1,029)	—	—
Total Class R Shares	$127	$(320)	—	—
Class I Shares (a)
Proceeds from shares issued	$4,286	$84,480	$5,237	$12,639
Dividends reinvested	9,632	291	1,395	14
Cost of shares redeemed	(6,545)	(1,391)	(2,166)	(455)
Total Class I Shares	$7,373	$83,380	$4,466	$12,198
Change in net assets from capital transactions	$8,664	$(3,001)	$(5,151)	$(4,368)
Share Transactions:
Class A Shares
Issued	139	774	175	567
Reinvested	350	230	386	136
Redeemed	(409)	(6,828)	(1,329)	(1,876)
Total Class A Shares	80	(5,824)	(768)	(1,173)
Class C Shares
Issued	9	16	—	—
Reinvested	3	— (b)	—	—
Redeemed	(12)	(9)	—	—
Total Class C Shares	—	7	—	—
Class R Shares
Issued	38	43	—	—
Reinvested	31	6	—	—
Redeemed	(62)	(71)	—	—
Total Class R Shares	7	(22)	—	—
Class I Shares (a)
Issued	328	5,704	423	897
Reinvested	710	19	107	1
Redeemed	(500)	(91)	(173)	(32)
Total Class I Shares	538	5,632	357	866
Change in Shares	625	(207)	(411)	(307)

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Rounds to less than 1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.54	$13.89		$12.58	$12.08	$11.24	$10.48
Investment Activities:
Net investment income	0.14	0.28		0.21	0.20	0.17	0.17
Net realized and unrealized gains (losses) on investments and swaps	(1.00)	1.78		1.32	0.53	0.88	0.81
Total from Investment Activities	(0.86)	2.06		1.53	0.73	1.05	0.98
Distributions:
Net investment income	(0.15)	(0.26)		(0.22)	(0.23)	(0.21)	(0.22)
Net realized gains on investments	(1.53)	(0.15)		—	—	—	—
Total Distributions	(1.68)	(0.41)		(0.22)	(0.23)	(0.21)	(0.22)
Net Asset Value, End of Period	$13.00	$15.54		$13.89	$12.58	$12.08	$11.24
Total Return (excludes sales charge) (a)	(5.93)%	15.11	%(b)	12.25%	6.08%	9.37%	9.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$39,306	$45,744		$121,807	$128,543	$124,494	$133,959
Ratio of expenses to average net assets (c)	1.15%	1.09%		1.18%	1.21%	1.26%	1.23%
Ratio of net investment income to average net assets (c)	2.01%	1.87%		1.55%	1.62%	1.42%	1.82%
Ratio of expenses to average net assets (c) (d)	1.15%	1.09%		1.18%	1.27%	1.30%	1.24%
Ratio of net investment income to average net assets (c) (d)	2.01%	1.87%		1.55%	1.56%	1.38%	1.81%
Portfolio turnover (e)	115%	171%		153%	127%	134%	112%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.49	$13.87		$12.56	$12.06	$11.22	$10.12
Investment Activities:
Net investment income	0.08	0.14		0.11	0.10	0.12	0.09
Net realized and unrealized gains (losses) on investments and swaps	(1.00)	1.77		1.31	0.53	0.88	1.10
Total from Investment Activities	(0.93)	1.91		1.42	0.63	1.00	1.19
Distributions:
Net investment income	(0.10)	(0.14)		(0.11)	(0.13)	(0.16)	(0.09)
Net realized gains from investments	(1.53)	(0.15)		—	—	—	—
Total Distributions	(1.63)	(0.29)		(0.11)	(0.13)	(0.16)	(0.09)
Net Asset Value, End of Period	$12.94	$15.49		$13.87	$12.56	$12.06	$11.22
Total Return (excludes contingent deferred sales charge) (b)	(6.37)%	13.95	%(c)	11.35%	5.25%	8.86%	11.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$478	$566		$416	$415	$457	$49
Ratio of expenses to average net assets (d)	2.00%	2.00%		2.00%	2.00%	1.70%	1.69%
Ratio of net investment income to average net assets (d)	1.15%	0.95%		0.71%	0.85%	0.94%	1.04%
Ratio of expenses to average net assets (d) (e)	4.06%	3.88%		4.06%	4.12%	4.29%	3.64%
Ratio of net investment loss to average net assets (d) (e)	(0.91)%	(0.93)%		(1.35)%	(1.27)%	(1.65)%	(0.91)%
Portfolio turnover (f)	115%	171%		153%	127%	134%	112%

(a)  Class C Shares commenced operations March 1, 2003.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have not been indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.54	$13.90		$12.59	$12.09	$11.25	$10.49
Investment Activities:
Net investment income	0.10	0.19		0.14	0.16	0.13	0.16
Net realized and unrealized gains (losses) on investments and swaps	(1.00)	1.79		1.33	0.53	0.89	0.79
Total from Investment Activities	(0.90)	1.98		1.47	0.69	1.02	0.95
Distributions:
Net investment income	(0.12)	(0.19)		(0.16)	(0.19)	(0.18)	(0.19)
Net realized gains from investments	(1.53)	(0.15)		—	—	—	—
Total Distributions	(1.65)	(0.34)		(0.16)	(0.19)	(0.18)	(0.19)
Net Asset Value, End of Period	$12.99	$15.54		$13.90	$12.59	$12.09	$11.25
Total Return (a)	(6.18)%	14.48	%(b)	11.78%	5.69%	9.09%	9.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,366	$3,908		$3,800	$4,166	$4,247	$4,425
Ratio of expenses to average net assets (c)	1.60%	1.60%		1.60%	1.57%	1.50%	1.50%
Ratio of net investment income to average net assets (c)	1.56%	1.35%		1.12%	1.27%	1.17%	1.48%
Ratio of expenses to average net assets (c) (d)	1.71%	1.74%		1.73%	1.77%	2.11%	2.06%
Ratio of net investment income to average net assets (c) (d)	1.45%	1.21%		0.99%	1.07%	0.56%	0.92%
Portfolio turnover (e)	115%	171%		153%	127%	134%	112%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.52	$14.80
Investment Activities:
Net investment income	0.16	0.05
Net realized and unrealized gains (losses) on investments and swaps	(1.00)	0.72
Total from investment activities	(0.84)	0.77
Distributions:
Net investment income	(0.17)	(0.05)
Net realized gains from investments	(1.53)	—
Total Distributions	(1.70)	(0.05)
Net Asset Value, End of Period	$12.98	$15.52
Total Return (b)	(5.78)%	5.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$80,074	$87,385
Ratio of expenses to average net assets (c)	0.80%	0.80%
Ratio of investment income to average net assets (c)	2.36%	2.13%
Ratio of expenses to average net assets (c) (d)	0.83%	0.83%
Ratio of investment income to average net assets (c) (d)	2.33%	2.10%
Portfolio turnover rate (e)	115%	171%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$14.70	$13.33		$12.39	$11.96	$11.48	$10.04
Investment Activities:
Net investment income	0.21 (a)	0.30		0.13	0.20	0.25	0.32
Net realized and unrealized gains (losses) on investments	(0.85)	1.47		0.98	0.41	0.49	1.45
Total from Investment Activities	(0.64)	1.77		1.11	0.61	0.74	1.77
Distributions:
Net investment income	(0.42)	(0.09)		(0.17)	(0.18)	(0.26)	(0.33)
Net realized gains on investments	(1.12)	(0.31)		—	—	—	—
Total Distributions	(1.54)	(0.40)		(0.17)	(0.18)	(0.26)	(0.33)
Net Asset Value, End of Period	$12.52	$14.70		$13.33	$12.39	$11.96	$11.48
Total Return (excludes sales charge) (b)	(4.52)%	13.61	%(c)	9.04%	5.15%	6.42%	17.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,168	$51,413		$62,237	$63,571	$68,448	$94,496
Ratio of expenses to average net assets (d)	1.25%	1.24%		1.36%	1.37%	1.34%	1.35%
Ratio of net investment income to average net assets (d)	3.40%	1.69%		1.02%	1.60%	2.10%	2.98%
Ratio of expenses to average net assets (d) (e)	1.25%	1.24%		1.36%	1.40%	1.34%	1.35%
Ratio of net investment income to average net assets (d) (e)	3.40%	1.69%		1.02%	1.57%	2.10%	2.98%
Portfolio turnover (f)	21%	44%		49%	44%	52%	59%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group, Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.69	$14.08
Investment Activities:
Net investment income	0.21 (b)	0.04
Net realized and unrealized gains (losses) on investments	(0.83)	0.59
Total from Investment Activities	(0.62)	0.63
Distributions:
Net investment income	(0.44)	(0.02)
Net realized gains from investments	(1.12)	—
Total Distributions	(1.56)	(0.02)
Net Asset Value, End of Period	$12.51	$14.69
Total Return (c)	(4.37)%	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,293	$12,727
Ratio of expenses to average net assets (d)	1.00%	1.00%
Ratio of net investment income to average net assets (d)	3.33%	1.84%
Ratio of expenses to average net assets (d) (e)	1.03%	1.08%
Ratio of net investment income to average net assets (d) (e)	3.30%	1.76%
Portfolio turnover rate (f)	21%	44%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (15.2%)
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 2.90% (a), 6/11/40	$1,870	$1,858
Series 2007-T28, Class A3 5.79%, 9/11/42	750	735
Chase Mortgage Finance Corp. Series 2005-A1, Class M 5.31% (a), 12/25/35	858	592
Series 2005-A2, Class M 5.44% (a), 1/25/36	962	657
Series 2007-A1, Class 1B2 4.41% (a), 2/25/37 (b)	309	232
Series 2007-A1, Class 1M 4.41% (a), 2/25/37	693	566
Series 2007-A1, Class 2B1 5.80% (a), 3/25/37 (b)	552	325
Series 2007-A2, Class 1B1 4.52% (a), 7/25/37 (b)	334	267
Series 2007-A2, Class 1M 4.52% (a), 7/25/37 (b)	98	83
Series 2007-A2, Class 2M 4.52% (a), 7/25/37 (b)	103	75
Series 2007-S1, Class AM 6.08%, 2/25/37	350	291
Series 2007-S1, Class B1 6.08%, 2/25/37	257	186
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	560	560
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	1,335	1,314
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	513	555
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	325	326
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	937	645
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.99% (a), 8/10/45	1,870	1,867
GSR Mortgage Loan Trust Series 2004-10F, Class 6A1 5.00%, 9/25/34	925	854
Series 2006-2F, Class B2 5.89% (a), 2/25/36	557	350
Series 2006-6F, Class M1 6.30% (a), 7/25/36	247	200
Series 2006-8F, Class B1 6.45% (a), 9/25/36	791	498
Series 2006-9F, Class M1 6.43% (a), 10/25/36	393	333
JP Morgan Mortgage Trust Series 2005-A1, Class IB1 4.91% (a), 2/25/35	1,002	756
Series 2005-A2, Class B1 4.94% (a), 4/25/35	1,258	930
Series 2005-A3, Class 1B1 4.99%, 6/25/35 (c)	760	563
Series 2005-A4, Class B1 5.20% (a), 7/25/35	773	557
Series 2005-A5, Class IB1 5.17% (a), 8/25/35	452	339
Series 2005-A6, Class 1B1 5.17% (a), 9/25/35	1,045	773
Series 2005-A8, Class B1 5.18% (a), 11/25/35	1,366	934
Series 2006-A1, Class B1 5.40% (a), 2/25/36	501	345
Series 2006-A2, Class IB1 5.68% (a), 4/25/36	1,402	1,019
Series 2006-A5, Class B1 5.91% (a), 8/25/36	742	548
Series 2006-S4, Class B1 6.40% (a), 1/25/37	481	377
Series 2006-S4, Class B2 6.40% (a), 1/25/37	635	471
Series 2007-A1, Class B1 4.82% (a), 7/25/35	583	450
Series 2007-A2, Class B2 5.85% (a), 4/25/37 (b)	551	290
Series 2007-A2, Class B3 5.85% (a), 4/25/37 (b)	246	102
Series 2007-A4, Class B1 5.76% (a), 6/25/37 (b)	808	478
Series 2007-A4, Class B2 5.76% (a), 6/25/37 (b) (c)	289	143
Series 2007-A4, Class B3 5.76% (a), 6/25/37 (b)	240	92

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4, 5.20%, 11/15/30	$960	$951
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 5.05% (a), 8/25/34 (b)	355	185
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.48% (a), 4/25/34	402	289
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	538	519
Total Collateralized Mortgage Obligations (Cost $30,579)		24,480
Commercial Paper (4.1%)
BNP Paribas Finance, Inc., 2.47% (d), 5/1/08	6,531	6,531
Total Commercial Paper (Cost $6,531)		6,531
Corporate Bonds (27.2%)
Airlines (0.9%):
Continental Airlines, Inc., Series 99-2, 7.06%, 3/15/11	365	363
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	1,015	994
		1,357
Automotive (0.2%):
DaimlerChrysler North America Holding Corp. 7.30%, 1/15/12	138	147
8.50%, 1/18/31	80	93
		240
Banks (6.3%):
Asian Development Bank 4.50%, 9/4/12, MTN	144	150
5.82%, 6/16/28, Callable 6/16/08 @ 100	80	87
Bank of America Corp. 6.25%, 4/15/12	220	233
5.63%, 10/14/16	405	411
5.65%, 5/1/18(b)	1,630	1,631
8.00%, 12/29/49, Callable 1/30/18 @ 100	1,675	1,704
European Investment Bank 3.38%, 3/16/09	273	275
4.63%, 3/21/12	235	246
4.63%, 5/15/14	493	512
5.13%, 9/13/16	275	295
Fifth Third Bancorp, 4.50%, 6/1/18	260	210
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 5/30/08 @ 103.57	740	751
Inter-American Development Bank, 4.50%, 9/15/14	264	274
KFW 3.25%, 3/30/09	320	319
4.63%, 1/20/11	340	358
4.13%, 10/15/14	255	261
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	125	128
Landwirtschaftliche Rentenbank, Series 7, 3.75%, 6/15/09	275	278
Mellon Funding Corp., 6.38%, 2/15/10	270	282

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	$585	$591
USB Capital IX, 6.19%, 4/15/49, Callable 4/15/11 @ 100	705	536
Wachovia Corp., 5.25%, 8/1/14	195	193
		9,725
Beverages (0.4%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	175	173
Coca-Cola Enterprises, Inc. 5.75%, 11/1/08	93	94
8.50%, 2/1/12	141	160
8.50%, 2/1/22	120	148
		575
Building — Residential & Commercial (0.5%):
KB Home, 8.63%, 12/15/08	765	773
Chemicals (0.1%):
Dow Chemical Co., 6.00%, 10/1/12	80	83
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	80	81
		164
Computers & Peripherals (0.2%):
International Business Machines Corp. 5.38%, 2/1/09	133	135
6.50%, 1/15/28	180	187
		322
Cosmetics & Toiletries (0.4%):
Gillette Co., 3.80%, 9/15/09	195	196
Kimberly-Clark Corp. 5.00%, 8/15/13	140	143
6.25%, 7/15/18	90	97
Procter & Gamble Co., 4.95%, 8/15/14	110	115
		551
Electric Integrated (0.5%):
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	113
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	415	368
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	157
Southern California Edison Co., 5.63%, 2/1/36	180	174
		812
Electronics (0.2%):
General Electric Co., 5.25%, 12/6/17	335	333
Financial Services (5.8%):
American General Finance, 3.88%, 10/1/09, MTN	182	178
Boeing Capital Corp. 6.10%, 3/1/11	125	132
5.80%, 1/15/13	119	125

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Caterpillar Financial Service Corp. 4.50%, 6/15/09	$105	$106
4.60%, 1/15/14, MTN	50	49
Citigroup, Inc. 5.00%, 9/15/14	200	191
8.40% (a), 4/29/49, Callable 4/30/18 @ 100	745	754
Credit Suisse First Boston USA, Inc. 4.70%, 6/1/09	405	408
6.50%, 1/15/12	405	426
General Electric Capital Corp. 5.63%, 5/1/18	460	465
5.88%, 1/14/38	655	624
Series A 4.25%, 9/13/10, MTN	153	154
6.00%, 6/15/12, MTN	506	532
6.15%, 8/7/37, MTN	160	158
Goldman Sachs Group, Inc. 6.88%, 1/15/11	157	165
5.75%, 10/1/16	355	354
HSBC Finance Corp. 4.13%, 11/16/09	237	237
6.75%, 5/15/11	233	243
International Lease Finance Corp., 6.38%, 3/15/09	353	355
John Deere Capital Corp. 4.50%, 8/25/08, MTN	105	105
5.10%, 1/15/13	110	112
JP Morgan Chase Capital, 5.88%, 3/15/35 (c)	285	247
JPMorgan Chase & Co. 6.75%, 2/1/11(c)	440	459
Series 1 7.90% (a), 12/31/49, Callable 4/30/18 @ 100	960	978
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	239	248
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	303	304
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	380	372
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	425	274
Toyota Motor Credit Corp. 4.25%, 3/15/10	116	118
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	135	135
		9,009
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	85	95
Safeway, Inc., 7.50%, 9/15/09	120	125
		220
Food Processing & Packaging (0.1%):
Kellogg Co., Series B, 6.60%, 4/1/11	80	85
Kraft Foods, Inc., 4.13%, 11/12/09	77	77
		162

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Forest Products & Paper (0.1%):
Weyerhaeuser Co. 6.75%, 3/15/12	$90	$94
7.38%, 3/15/32	75	75
		169
Governments — Foreign (1.2%):
Province of Ontario 3.63%, 10/21/09	150	152
5.13%, 7/17/12	172	182
Province of Quebec 5.75%, 2/15/09	93	95
4.88%, 5/5/14	212	223
Republic of Italy 4.50%, 1/21/15	320	327
6.88%, 9/27/23	155	188
United Mexican States 9.88%, 2/1/10	179	199
6.38%, 1/16/13, MTN	310	336
Series A 6.75%, 9/27/34, MTN	155	172
		1,874
Health Care (0.6%):
Health Net, Inc., 6.38%, 6/1/17	765	692
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	119
WellPoint, Inc. 6.80%, 8/1/12	75	79
5.95%, 12/15/34	100	86
		976
Insurance (0.6%):
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	97
Cigna Corp., 7.00%, 1/15/11	45	47
Cincinnati Financial Corp., 6.13%, 11/1/34	140	129
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	90	90
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	116
MetLife, Inc., 5.38%, 12/15/12	110	113
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	80	80
Prudential Financial, Inc. 5.10%, 12/14/11, MTN	80	80
5.10%, 9/20/14, MTN	230	227
		979
Media (0.1%):
News America, Inc., 6.20%, 12/15/34	90	87
Time Warner, Inc., 6.88%, 5/1/12	109	114
		201

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Medical Supplies (0.7%):
AmerisourceBergen Corp., 5.88%, 9/15/15	$735	$712
Baxter International, Inc., 4.63%, 3/15/15	150	145
Cardinal Health, Inc. 6.75%, 2/15/11	100	104
5.85%, 12/15/17	115	115
		1,076
Metal Fabrication (0.3%):
Timken Co., 5.75%, 2/15/10	430	440
Office Furnishing (0.4%):
Steelcase, Inc., 6.50%, 8/15/11	620	628
Oil & Gas — Exploration & Production (1.9%):
Merey Sweeny LP, 8.85%, 12/18/19 (e)	826	931
Pemex Project Funding Master Trust, 6.63%, 6/15/35	110	115
Western Oil Sands, Inc., 8.38%, 5/1/12 (c)	1,710	1,888
		2,934
Oil Companies — Integrated (0.2%):
ConocoPhillips Co., 8.75%, 5/25/10	265	291
Pharmaceuticals (0.3%):
Wyeth 6.95%, 3/15/11	105	112
5.50%, 2/1/14	270	277
6.50%, 2/1/34	150	157
		546
Pipelines (2.1%):
Enterprise Products Partners L.P., 6.50%, 1/31/19	960	990
Plains All American Pipeline L.P., 6.50%, 5/1/18 (e)	490	500
Tennessee Gas Pipeline, 7.63%, 4/1/37	975	1,053
Teppco Partners L.P., 6.13%, 2/1/13	690	692
		3,235
Radio & Television (0.6%):
Comcast Cable Communications, 6.20%, 11/15/08	233	235
Comcast Corp. 4.95%, 6/15/16	215	205
6.45%, 3/15/37	165	164
Cox Communications, Inc., 7.13%, 10/1/12	273	290
		894
Railroads (0.2%):
Burlington Northern Santa Fe, Inc., 7.13%, 12/15/10	200	213
Union Pacific Corp., 7.25%, 11/1/08	175	178
		391

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Retail — Discount (1.2%):
Target Corp. 5.38%, 6/15/09	$190	$193
5.88%, 3/1/12	171	178
Wal-Mart Stores, Inc. 6.88%, 8/10/09	179	187
4.13%, 2/15/11	152	154
6.50%, 8/15/37	555	589
6.20%, 4/15/38	480	489
		1,790
Software & Computer Services (0.1%):
Cisco Systems, Inc., 5.50%, 2/22/16	225	233
Telecommunications — Cellular (0.1%):
New Cingular Wireless Services, 8.13%, 5/1/12	76	85
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	50	47
		132
Telecommunications — Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10	79	80
Utilities — Electric (0.6%):
Dominion Resources, Inc. Series A 5.60%, 11/15/16	185	185
Series B 6.25%, 6/30/12	60	63
Hydro-Quebec, 8.05%, 7/7/24	130	174
Pacific Gas & Electric Co. 4.80%, 3/1/14	174	174
6.05%, 3/1/34	160	159
Progress Energy, Inc., 6.85%, 4/15/12	149	159
		914
Utilities — Telecommunications (1.1%):
AT&T Corp., 8.00%, 11/15/31	521	627
British Telecom PLC, 8.63%, 12/15/10	550	598
Sprint Capital Corp., 7.63%, 1/30/11	228	216
Sprint Nextel Corp., 6.00%, 12/1/16	260	212
		1,653
Total Corporate Bonds (Cost $43,866)		43,679
Municipal Bonds (5.9%)
Arizona (0.1%):
Pima County, GO, 3.00%, 7/1/11, FSA	160	161
Florida (0.8%)
State Board of Education, GO Series A 5.00%, 6/1/13	430	465
Series B 5.25%, 6/1/13	260	284
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	450	491
		1,240

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	$280	$269
Kentucky (0.4%):
State Property & Buildings Commission Revenues, Project Number 82, 5.25%, 10/1/13, FSA	520	573
Maryland (0.5%):
State & Local Facilities, GO, Series A, 5.00%, 8/1/13	690	755
New Jersey (0.7%):
State Transportation Trust Fund Authority, Series B, 5.50%, 12/15/20, FGIC	1,025	1,150
North Carolina (0.3%):
Mecklenburg County, GO, 5.00%, 2/1/18	465	514
Ohio (1.2%):
Columbus Ltd. Tax, GO, Series 2, 5.00%, 7/1/13	220	240
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	375	349
Lorain County Hospital Revenue
Series A 4.75%, 2/1/29, Callable 5/7/18 @ 100, FSA (f)	215	212
Series B 4.75%, 2/1/29, Callable 5/8/18 @ 100, FSA (f)	690	682
State, GO, Series D, 5.00%, 9/15/16	300	331
		1,814
Pennsylvania (1.1%):
Lycoming County Authority College Revenue, Pennsylvania College of Technology 5.25%, 10/1/27, Callable 4/1/18 @ 100, Assured GTY	535	571
5.50%, 10/1/32, Callable 4/1/18 @ 100, Assured GTY	355	381
5.50%, 10/1/37, Callable 4/1/18 @ 100, Assured GTY	655	701
		1,653
Texas (0.4%):
Fort Worth Independent School District, GO 5.00%, 2/15/10, PSF-GTD	260	272
5.00%, 2/15/17, PSF-GTD	395	433
		705
Washington (0.4%):
State, GO, Series D, 5.00%, 1/1/18	625	681
Total Municipal Bonds (Cost $9,585)		9,515
Preferred Stocks (1.5%):
Freddie Mac, Series Z, 0.67%	42	1,085
Merrill Lynch & Co., 8.63% (b)	51	1,285
Total Preferred Stocks (Cost $2,343)		2,370
U.S. Government Agency Securities (0.8%)
Federal Home Loan Mortgage Corp., 4.50%, 1/15/14 (h)	$500	519
Federal National Mortgage Assoc., 5.00%, 4/15/15-3/15/16 (h)	327	344
Small Business Administration, 6.15%, 4/1/19	472	487
Total U.S. Government Agency Securities (Cost $1,331)		1,350

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (34.7%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	$233	$248
7.50%, 4/1/28-7/1/37	510	539
6.50%, 8/1/29-1/1/36	2,419	2,526
7.00%, 1/1/30-7/1/32	695	738
5.00%, 6/1/34	1,836	1,811
5.50%, 10/1/35-10/1/36	581	585
6.75% (a), 8/1/36	503	517
6.01% (a), 9/1/36	875	896
Federal National Mortgage Assoc. 10.00%, 11/1/13	33	37
10.50%, 11/1/13	14	15
11.00%, 11/1/13	27	31
8.00%, 11/1/19-2/1/33	290	316
7.00%, 10/1/26-11/1/37	4,099	4,335
6.50%, 9/1/28-12/1/37	3,326	3,450
7.50%, 12/1/28-11/1/29	10	10
6.00%, 10/1/29-6/1/37 (f)	2,417	2,490
8.50%, 4/1/31	16	17
5.50%, 1/1/33-11/1/36	2,605	2,627
5.50%, 5/1/33 (c)	6,198	6,253
5.00%, 11/1/33-3/1/34	5,184	5,109
7.00%, 12/1/33-12/1/37 (c)	4,280	4,532
6.03% (a), 4/1/36	866	881
6.44% (a), 5/1/36 (c)	2,436	2,499
6.35% (a), 9/1/36	631	652
6.00%, 1/1/37 (c)	1,500	1,535
5.00%, 4/1/37 (f)	11,450	11,246
5.50%, 4/1/37 (f)	960	965
6.04% (a), 9/1/37	852	871
Government National Mortgage Assoc., 7.50%, 12/15/27-4/15/29	7	8
Total U.S. Government Mortgage Backed Agencies (Cost $55,115)		55,739
U.S. Treasury Obligations (14.6%)
U.S. Treasury Bonds 8.00%, 11/15/21 (h)	659	906
6.25%, 8/15/23 (h)	714	859
6.13%, 11/15/27	175	212
5.00%, 5/15/37 (h)	3,635	3,939
U.S. Treasury Notes 3.75%, 5/15/08 (h)	2	2
3.88%, 5/15/09 (h)	3,837	3,912
4.25%, 1/15/11-8/15/13 (h)	8,020	8,457
4.63%, 7/31/12 (h)	2,165	2,310
5.13%, 5/15/16 (h)	1,035	1,146
3.50%, 2/15/18	1,735	1,698
Total U.S. Treasury Obligations (Cost $23,407)		23,441

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Fund  April 30, 2008

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (12.6%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$20,284	$20,284
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $20,284)		20,284
Total Investments (Cost $193,041) — 116.6%		187,389
Liabilities in excess of other assets — (16.6)%		(26,644)
NET ASSETS — 100.0%		$160,745

(a)  Variable or Floating Rate Security. Rate disclosed is as of 4/30/08.

(b)  Securities valued at fair value using methods approved by the Board of Trustees and representing 1.4% of net assets as of 4/30/08.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)  Security purchased on a "when-issued" basis.

(g)  Non-income producing security.

(h)  A portion or all of the security was held on loan.

FGIC — Insured by Financial Guaranty Insurance Co.

FSA — Insured by Federal Security Assurance

GO — General Obligation

GTY — Guaranty

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

PSF-GTD — Public School Fund Guaranteed

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns	D.R. Horton, Inc. 5.38%, 6/15/12	Sell	4.75%	12/20/08	$1,600	$24
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	5.00%	12/20/08	800	16
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	4.70%	12/20/08	800	15
Barclays Bank PLC	Abbott Laboratories, 5.40% 9/15/08	Buy	(0.50)%	6/20/13	1,600	(17)
Barclays Bank PLC	Avon Products, Inc. 7.15% 11/15/09	Buy	(0.70)%	6/20/13	2,400	(41)
Barclays Bank PLC	McKesson Corp. 7.65% 3/1/27	Buy	(0.80)%	6/20/13	1,600	(32)
						$(35)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (69.0%)
Multi-family (19.0%):
Collateralized Mortgage Obligations (8.9%):
Government National Mortgage Assoc. Series 1999-1, Class Z 6.50%, 1/20/29	$4,939	$5,129
Series 2003-108, Class BH 7.50%, 2/16/34	3,986	4,222
Series 2003-36, Class B 7.50%, 2/16/31	1,655	1,709
Series 2003-47, Class B 8.00%, 10/16/27	3,432	3,594
Series 2003-59, Class B 7.50%, 7/16/18	3,283	3,330
Series 2003-87, Class BH 7.50%, 8/16/32	7,315	7,761
		25,745
Pass-throughs (10.1%):
Government National Mortgage Assoc. 7.88%, 7/15/21-7/15/27	4,351	4,899
7.92%, 7/15/23	685	750
8.00%, 7/15/24-8/15/31	4,038	4,362
7.95%, 4/15/25	394	429
8.25%, 4/15/27-9/15/30	671	731
8.60%, 5/15/27	540	555
7.75%, 6/15/30-11/15/38	3,086	3,112
6.50%, 3/20/34-4/20/34	8,315	8,649
8.13%, 7/15/38-6/15/41	5,275	5,588
		29,075
		54,820
Single Family (50.0%):
Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Assoc. Series 1995-4, Class CQ 8.00%, 6/20/25	11	12
Series 1997-2, Class E 7.50%, 2/20/27	47	50
Series 1999-9, Class C 7.00%, 3/16/29	3,534	3,719
Series 2001-25, Class PE 7.00%, 5/20/31	4,431	4,713
		8,494
Pass-throughs (47.0%):
Government National Mortgage Assoc. 8.00%, 5/15/09-3/15/34	20,787	22,717
9.00%, 10/15/09-6/20/30	6,953	7,698
9.50%, 12/15/09-6/15/21	370	387
7.50%, 8/15/10-4/15/34	18,912	20,386
10.00%, 5/15/12-6/15/21	102	111
8.50%, 3/15/15-7/15/30	11,677	12,800
7.00%, 4/15/16-1/20/38	42,217	44,896
8.75%, 3/20/17	44	48
8.85%, 5/15/18-12/15/18	891	971
8.15%, 3/15/19-4/15/20	159	173
8.25%, 4/20/20-1/15/30	217	236

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
7.95%, 7/20/20	$481	$521
7.75%, 8/20/20-1/20/21	455	491
7.65%, 10/20/21-7/20/22	492	532
7.29%, 12/20/21-11/20/22	506	539
7.60%, 2/20/22	222	239
6.50%, 11/15/23-9/20/34	20,899	21,794
6.00%, 9/15/33	812	837
		135,376
		143,870
Total Government National Mortgage Association (Cost $197,805)		198,690
U.S. Treasury Obligations (29.9%)
U.S. Treasury Bills, 3.10% (a), 6/19/08	7,590	7,579
U.S. Treasury Bonds, 11.25%, 2/15/15	53,000	78,332
Total U.S. Treasury Obligations (Cost $84,278)		85,911
Money Market Funds (0.4%)
Federated U.S. Treasury Cash Reserve Fund, 1.25% (b)	1,224,501	1,225
Total Money Market Funds (Cost $1,225)		1,225
Total Investments (Cost $283,308) — 99.3%		285,826
Other assets in excess of liabilities — 0.7%		1,892
NET ASSETS — 100.0%		$287,718

(a)  Rate represents the effective yield at purchase.

(b)  Rate disclosed is the one day yield as of 4/30/08.

See notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Fund	Fund for Income
ASSETS:
Investments, at value (Cost $193,041 and $283,308) (a)	$187,389	$285,826
Cash	50	50
Unrealized appreciation on credit default swap agreements	55	—
Interest and dividends receivable	1,573	2,398
Receivable for capital shares issued	6	45
Receivable for investments sold	15,808	—
Receivable from Adviser	21	—
Prepaid expenses	23	33
Total Assets	204,925	288,352
LIABILITIES:
Payable for investments purchased	23,526	—
Payable for capital shares redeemed	160	364
Payable for return of collateral received	20,284	—
Unrealized depreciation on credit default swap agreements	90	—
Accrued expenses and other payables:
Investment advisory fees	65	119
Administration fees	12	22
Custodian fees	3	6
Accounting fees	2	4
Transfer agent fees	6	25
Trustee fees	1	2
Shareholder servicing fees	18	38
12b-1 fees	—	29
Other accrued expenses	13	25
Total Liabilities	44,180	634
NET ASSETS:
Capital	177,227	338,886
Accumulated undistributed net investment income (loss)	235	(2,298)
Accumulated net realized losses from investment transactions	(11,030)	(51,388)
Net unrealized appreciation (depreciation) on investments	(5,687)	2,518
Net Assets	$160,745	$287,718
Net Assets
Class A Shares	$91,690	$185,227
Class C Shares	—	12,090
Class R Shares	—	90,401
Class I Shares	69,055	—
Total	$160,745	$287,718
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	10,054	15,955
Class C Shares	—	1,044
Class R Shares	—	7,783
Class I Shares	7,577	—
Total	17,631	24,782
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$9.12	$11.61
Class C Shares (d)	—	11.58
Class R Shares	—	11.61
Class I Shares	9.11	—
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.31	$11.85

(a)  Core Bond Fund includes securities on loan of $19,969.

(b)  Rounds to less than $1,000.

(c)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	Core Bond Fund	Fund for Income
Investment Income:
Interest income	$4,462	$7,523
Dividend income	31	13
Income from securities lending, net	38	—
Total Income	4,531	7,536
Expenses:
Investment advisory fees	401	724
Administration fees	74	134
Shareholder servicing fees — Class A Shares	111	229
12b-1 fees — Class C Shares	—	63
12b-1 fees — Class R Shares	—	117
Accounting fees	16	19
Custodian fees	19	29
Transfer agent fees	14	26
Transfer agent fees — Class A Shares	5	13
Transfer agent fees — Class C Shares	—	3
Transfer agent fees — Class R Shares	—	16
Transfer agent fees — Class I Shares	2	—
Trustees' fees	6	11
Legal and audit fees	12	19
Other expenses	22	56
Total Expenses	682	1,459
Shareholder servicing fees waived	— (a)	(1)
Expenses waived/reimbursed by adviser	(131)	(2)
Net Expenses	551	1,456
Net Investment Income	3,980	6,080
Realized/Unrealized Gains (Losses) from Investment Transactions and Swaps:
Net realized gains (losses) from investment transactions	1,074	(173)
Net realized loss from swaps	(78)	—
Net change in unrealized appreciation/depreciation on investments and swaps	(5,730)	5,263
Net realized/unrealized gains (losses) from investments and swaps	(4,734)	5,090
Change in net assets resulting from operations	$(754)	$11,170

(a) Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,980	$7,684	$6,080	$14,810
Net realized gains (losses) from investment transactions and swaps	996	432	(173)	(6,108)
Net change in unrealized appreciation/ depreciation on investments and swaps	(5,730)	(919)	5,263	6,117
Net increase from payments by Adviser	—	117	—	223
Change in net assets resulting from operations	(754)	7,314	11,170	15,042
Distributions to Shareholders:
From net investment income:
Class A Shares	(2,342)	(7,154)	(5,780)	(10,248)
Class C Shares	—	—	(344)	(800)
Class R Shares	—	—	(2,930)	(6,760)
Class I Shares (a)	(1,885)	(481)	—	—
Change in net assets resulting from distributions to shareholders	(4,227)	(7,635)	(9,054)	(17,808)
Change in net assets from capital transactions	584	8,470	3,007	(15,244)
Change in net assets	(4,397)	8,149	5,123	(18,010)
Net Assets:
Beginning of period	165,142	156,993	282,595	300,605
End of period	$160,745	$165,142	$287,718	$282,595
Accumulated undistributed net investment income (loss)	$235	$482	$(2,298)	$676

(a)  Class I Shares commenced operations August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$15,049	$29,721	$33,882	$52,265
Dividends reinvested	2,297	7,085	5,526	9,569
Cost of shares redeemed	(20,867)	(95,031)	(27,678)	(50,910)
Total Class A Shares	$(3,521)	$(58,225)	$11,730	$10,924
Class C Shares
Proceeds from shares issued	—	—	$1,082	$849
Dividends reinvested	—	—	162	407
Cost of shares redeemed	—	—	(2,050)	(5,352)
Total Class C Shares	—	—	$(806)	$(4,096)
Class R Shares
Proceeds from shares issued	—	—	$2,700	$4,817
Dividends reinvested	—	—	2,130	4,995
Cost of shares redeemed	—	—	(12,747)	(31,884)
Total Class R Shares	—	—	$(7,917)	$(22,072)
Class I Shares (a)
Proceeds from shares issued	$9,587	$67,876	—	—
Dividends reinvested	1,885	481	—	—
Cost of shares redeemed	(7,367)	(1,662)	—	—
Total Class I Shares	$4,105	$66,695	—	—
Change in net assets from capital transactions	$584	$8,470	$3,007	$(15,244)
Share Transactions:
Class A Shares
Issued	1,633	3,178	2,907	4,524
Reinvested	247	755	476	829
Redeemed	(2,233)	(10,160)	(2,375)	(4,403)
Total Class A Shares	(353)	(6,227)	1,008	950
Class C Shares
Issued	—	—	93	74
Reinvested	—	—	14	35
Redeemed	—	—	(176)	(465)
Total Class C Shares	—	—	(69)	(356)
Class R Shares
Issued	—	—	230	416
Reinvested	—	—	184	433
Redeemed	—	—	(1,095)	(2,754)
Total Class R Shares	—	—	(681)	(1,905)
Class I Shares (a)
Issued	1,016	7,273	—	—
Reinvested	203	51	—	—
Redeemed	(789)	(177)	—	—
Total Class I Shares	430	7,147	—	—
Change in shares	77	920	258	(1,311)

(a) Class I Shares commenced operations August 31, 2007.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.41	$9.44		$9.45		$9.89	$9.95	$9.98
Investment Activities:
Net investment income	0.23	0.45		0.42		0.33	0.29	0.33
Net realized and unrealized gains (losses) on investments	(0.28)	(0.03)		0.02	(a)	(0.37)	0.04	0.06
Total from Investment Activities	(0.05)	0.42		0.44		(0.04)	0.33	0.39
Distributions:
Net investment income	(0.24)	(0.45)		(0.45)		(0.40)	(0.39)	(0.42)
Total Distributions	(0.24)	(0.45)		(0.45)		(0.40)	(0.39)	(0.42)
Net Asset Value, End of Period	$9.12	$9.41		$9.44		$9.45	$9.89	$9.95
Total Return (excludes sales charge) (b)	(0.54)%	4.62	%(c)	4.82%		(0.44)%	3.33%	3.98%
Ratios/Supplemental Data:
Net assets at end of period (000)	$91,690	$97,931		$156,993		$179,892	$187,308	$216,904
Ratio of expenses to average net assets (d)	0.80%	0.80%		0.82%		0.83%	1.07%	1.10%
Ratio of net investment income to average net assets (d)	4.88%	4.85%		4.50%		3.40%	2.98%	3.38%
Ratio of expenses to average net assets (d) (e)	0.97%	0.96%		1.02%		1.09%	1.26%	1.24%
Ratio of net investment income to average net assets (d) (e)	4.71%	4.69%		4.30%		3.14%	2.79%	3.24%
Portfolio turnover (f)	210%	318%		341	%(g)	187%	125%	217%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its new benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Core Bond Fund
	Class I Shares
	Six Months Ended April 30, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40	$9.33
Investment Activities:
Net investment income	0.24	0.08
Net realized and unrealized gains (losses) on investments	(0.28)	0.06
Total from investment activities	(0.04)	0.14
Distributions:
Net investment income	(0.25)	(0.07)
Total Distributions	(0.25)	(0.07)
Net Asset Value, End of Period	$9.11	$9.40
Total Return (b)	(0.41)%	1.48%
Ratios/Supplemental Data:
Net assets at end of period (000)	$69,055	$67,211
Ratio of expenses to average net assets (c)	0.55%	0.55%
Ratio of net investment income to average net assets (c)	5.09%	4.93%
Ratio of expenses to average net assets (c) (d)	0.71%	0.71%
Ratio of net investment income to average net assets (c) (d)	4.93%	4.77%
Portfolio turnover rate (e)	210%	318%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$11.52	$11.64		$11.91	$12.56	$12.87	$13.44
Investment Activities:
Net investment income	0.25	0.61		0.53	0.42	0.35 (a)	0.46
Net realized and unrealized gains (losses) on investments	0.21	—	(b)	(0.09)	(0.38)	0.07	(0.30)
Total from Investment Activities	0.46	0.61		0.44	0.04	0.42	0.16
Distributions:
Net investment income	(0.37)	(0.73)		(0.71)	(0.69)	(0.73)	(0.73)
Total Distributions	(0.37)	(0.73)		(0.71)	(0.69)	(0.73)	(0.73)
Net Asset Value, End of Period	$11.61	$11.52		$11.64	$11.91	$12.56	$12.87
Total Return (excludes sales charge) (c)	4.01%	5.43	%(d)	3.81%	0.35%	3.36%	1.15%
Ratios/Supplemental Data:
Net assets at end of period (000)	$185,227	$172,233		$162,863	$169,399	$189,716	$221,181
Ratio of expenses to average net assets (e)	0.95%	0.98%		1.01%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (e)	4.25%	5.24%		4.56%	3.48%	2.77%	3.36%
Ratio of expenses to average net assets (e) (f)	0.95%	0.98%		1.01%	1.07%	1.03%	1.01%
Ratio of net investment income to average net assets (e) (f)	4.25%	5.24%		4.56%	3.42%	2.74%	3.35%
Portfolio turnover (g)	28%	75%		30%	20%	34%	60%

(a)  Calculated using average shares for the period.

(b)  Rounds to less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$11.49	$11.61		$11.88	$12.53	$12.84	$13.43
Investment Activities:
Net investment income	0.20	0.50		0.44	0.35	0.29 (a)	0.48
Net realized and unrealized gains (losses) on investments	0.21	0.02		(0.09)	(0.39)	0.06	(0.41)
Total from Investment Activities	0.41	0.52		0.35	(0.04)	0.35	0.07
Distributions:
Net investment income	(0.32)	(0.64)		(0.62)	(0.61)	(0.66)	(0.66)
Total Distributions	(0.32)	(0.64)		(0.62)	(0.61)	(0.66)	(0.66)
Net Asset Value, End of Period	$11.58	$11.49		$11.61	$11.88	$12.53	$12.84
Total Return (excludes contingent deferred sales charge) (b)	3.57%	4.57	%(c)	3.03%	(0.33)%	2.79%	0.49%
Ratios/Supplemental Data:
Net assets at end of period (000)	$12,090	$12,790		$17,038	$20,543	$24,187	$29,806
Ratio of expenses to average net assets (d)	1.82%	1.81%		1.77%	1.70%	1.55%	1.55%
Ratio of net investment income to average net assets (d)	3.40%	4.40%		3.81%	2.81%	2.27%	2.23%
Ratio of expenses to average net assets (d) (e)	1.85%	1.81%		1.87%	2.01%	1.90%	1.88%
Ratio of net investment income to average net assets (d) (e)	3.37%	4.40%		3.71%	2.50%	1.92%	1.90%
Portfolio turnover (f)	28%	75%		30%	20%	34%	60%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$11.53	$11.64		$11.91	$12.56	$12.87	$13.44
Investment Activities:
Net investment income	0.24	0.60		0.52	0.40	0.33 (a)	0.42
Net realized and unrealized gains (losses) on investments	0.20	0.02		(0.09)	(0.37)	0.08	(0.27)
Total from Investment Activities	0.44	0.62		0.43	0.03	0.41	0.15
Distributions:
Net investment income	(0.36)	(0.73)		(0.70)	(0.68)	(0.72)	(0.72)
Total Distributions	(0.36)	(0.73)		(0.70)	(0.68)	(0.72)	(0.72)
Net Asset Value, End of Period	$11.61	$11.53		$11.64	$11.91	$12.56	$12.87
Total Return (b)	3.89%	5.54	%(c)	3.75%	0.26%	3.25%	1.08%
Ratios/Supplemental Data:
Net assets at end of period (000)	$90,401	$97,572		$120,704	$151,123	$193,685	$295,597
Ratio of expenses to average net assets (d)	1.01%	0.96%		1.07%	1.10%	1.10%	1.07%
Ratio of net investment income to average net assets (d)	4.22%	5.26%		4.51%	3.41%	2.61%	3.34%
Ratio of expenses to average net assets (d) (e)	1.01%	0.96%		1.07%	1.13%	1.10%	1.07%
Ratio of net investment income to average net assets (d) (e)	4.22%	5.26%		4.51%	3.38%	2.61%	3.34%
Portfolio turnover (f)	28%	75%		30%	20%	34%	60%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.5%)
Alabama (1.3%):
Mobile County, GO, 5.00%, 6/1/38, Callable 6/6/08 @ 100, Assured GTY	$250	$250
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	680	700
		950
Arizona (16.7%):
Game & Fish Department & Commission Benificial Interest Certificates, Administration Building Project 4.00%, 7/1/11	270	276
4.00%, 7/1/12	540	550
4.50%, 7/1/15	200	205
Maricopa County School District Number 69, Paradise Valley School Improvement, Project of 2005
Series B, GO 4.25%, 7/1/08, FSA	1,600	1,607
Series C, GO 3.25%, 7/1/12, Assured GTY	1,000	1,009
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	550
Mohave County Beneficial Interest Certificates, Jail Facilities Project
3.25%, 4/1/09, Assured GTY	2,205	2,222
4.25%, 4/1/20, Callable 4/1/18 @ 100, Assured GTY	1,335	1,316
Pima County Unified School District Number 10 Amphitheater, School Improvement, Project of 2007, Series A, GO
4.50%, 7/1/24, Callable 7/1/18 @ 100, Assured GTY (a)	350	349
4.50%, 7/1/25, Callable 7/1/18 @ 100, Assured GTY (a)	375	374
Pine Ridge Village/Campus Heights LLC, Lease Revenue, Northern Arizona University, 4.75%, 6/1/33, Callable 6/1/18 @ 100, Assured GTY (a)	750	736
Yavapai County Unified School District Number 22, Humboldt School Improvement, Project of 2006, Series B, GO
4.25%, 7/1/22, Callable 7/1/18 @ 100, Assured GTY	1,500	1,478
4.25%, 7/1/23, Callable 7/1/18 @ 100, Assured GTY	1,175	1,147
		11,819
California (8.4%):
Apple Valley Public Financing Authority Lease Revenue, Town Hall Annex Project, Series A, 5.00%, 9/1/27, Callable 9/1/17 @ 100, AMBAC	1,000	1,000
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA (b)	4,575	4,969
		5,969
Connecticut (2.7%):
South Central Regional Water Authority, Water Systems Revenue, Series 22, 4.50%, 8/1/38, Callable 8/1/18 @ 100, FSA	150	146
State Health & Educational Facilities Authority Revenue, Fairfield University Facilities, Series M
5.00%, 7/1/26, Callable 7/1/18 @ 100	125	127
5.00%, 7/1/27, Callable 7/1/18 @ 100	100	101
5.00%, 7/1/34, Callable 7/1/18 @ 100	500	504

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Health & Educational Facilities Authority Revenue, Yale University, Series X-3, 4.85%, 7/1/37, Callable 7/1/17 @ 100 (a)	$1,000	$1,015
		1,893
Georgia (0.3%):
South Regional Joint Development Authority Revenue, Valdosta State University Parking & Health, 4.63%, 8/1/38, Callable 2/1/18 @ 100, XLCA	250	223
Illinois (4.4%):
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 6/16/08 @ 100, MBIA	1,000	1,002
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, FSA	2,000	2,098
		3,100
Indiana (5.1%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA	250	263
4.50%, 7/15/17, FSA	250	263
State Finance Authority Revenue, Educational Facilities, Childrens Museum Project, 5.00%, 10/1/35, Callable 7/1/18 @ 100 (a)	1,650	1,584
State Health & Educational Facilities Finance Authority Revenue, St. Francis, Series E, 5.25%, 5/15/41, Callable 5/1/18 @ 100, FSA	1,500	1,521
		3,631
Kansas (3.9%):
Olathe Health Facilities Revenue, Olathe Medical Center, 3.00%, 9/1/09	835	834
Olathe Health Facilities Revenue, Olathe Medical Center, Inc., 3.00%, 9/1/08	715	715
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,211
		2,760
Maine (2.2%):
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	758
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	773
		1,531
Massachusetts (5.7%):
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	2,655	2,877
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,196
		4,073
Michigan (1.8%):
Northview Public Schools District, GO
3.50%, 5/1/09, FSA Q-SBLF	625	635
3.50%, 5/1/10, FSA Q-SBLF	400	408
4.00%, 5/1/15, FSA Q-SBLF	250	257
		1,300

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Minnesota (1.5%):
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100	$500	$518
Chaska Electric Revenue, Generating Facilities, Series A, 5.25%, 10/1/20, Callable 10/1/15 @ 100	500	523
		1,041
Missouri (1.9%):
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,069
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	268
		1,337
New Jersey (1.3%):
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/08	200	200
4.00%, 7/1/10	290	295
4.00%, 7/1/11	400	406
		901
New York (2.9%):
State Dormitory Authority Revenues Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Assured Gty	1,000	1,018
State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A
5.00%, 7/1/23, Prerefunded 7/1/08 @ 101, MBIA	825	837
5.00%, 7/1/23, MBIA	175	177
		2,032
North Carolina (1.1%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	813
Ohio (16.8%):
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,021
Cleveland Public Power System Revenue, Series A, 4.00%, 11/15/17, MBIA	640	641
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100 (b)	1,250	1,165
Franklin County Development Revenue, American Chemical Society Project, 5.13%, 10/1/08	1,000	1,008
Franklin County Hospital Revenue, Nationwide Childrens, Series A, 5.00%, 11/1/40, Callable 11/1/18 @ 100 (a)	500	492
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	485
Harrison, GO
5.45%, 12/1/10, FGIC	150	160
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	271
Little Miami Local School District, School Improvements, GO, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA (b)	1,500	1,665
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,087

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Higher Educational Facilities Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100	$1,000	$989
State Higher Educational Facilities Revenue, Mount Union College Project, 4.50%, 10/1/08	250	251
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,074
Wapakoneta City School District, School Improvements, GO, 4.75%, 12/1/35, Callable 6/1/18 @ 100, FSA State Aid Withholding	625	626
		11,935
Pennsylvania (7.8%):
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.00%, 9/1/11	2,500	2,623
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	269
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,125
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	269
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	112
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,117
		5,515
South Carolina (0.8%):
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	534
Texas (2.1%):
Harris County Hospital District Revenue, Series A, 5.25%, 2/15/37, Callable 2/15/17 @ 100, MBIA	1,000	1,016
Waco Educational Finance Corp. Revenue, Baylor University, Series C, 5.00%, 3/1/36, Callable 3/1/18 @ 100	500	508
		1,524
Washington (6.0%):
State Health Care Facilities Authority Revenue, Providence Health System, Series C, 5.25%, 10/1/33, Callable 3/19/18 @ 102, FSA	3,000	3,070
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,210
		4,280
West Virginia (0.8%):
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	557
Total Municipal Bonds (Cost $65,840)		67,718

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (6.4%)
BlackRock Liquidity Funds MuniFund, 2.46% (c)	1,000,000	$1,000
Fidelity Institutional Tax Exempt Fund, 2.44% (c)	3,515,213	3,515
Total Investment Companies (Cost $4,515)		4,515
Total Investments (Cost $70,355) — 101.9%		72,233
Liabilities in excess of other assets — (1.9)%		(1,320)
NET ASSETS — 100.0%		$70,913

(a)  Security purchased on a "when-issued" basis.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rate disclosed is the one day yield as of 4/30/08.

AMBAC — Insured by American Municipal Bond Assurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FSA — Insured by Federal Security Assurance

GO — General Obligation

GTY — Guaranty

LLC — Limited Liability Co.

MBIA — Insured by Municipal Bond Insurance Association

Q-SBLF — Qualified School Bond Loan Fund

XLCA — Insured by XL Capital Assurance

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.3%)
Certificate Participation (1.7%):
Public Facilities (Convention, Sport, Public Buildings) (1.7%):
Akron Certificates of Participation, Parking Facilities Project, 4.00%, 12/1/16, AMBAC	$865	$869
Medina City School District Certificates of Participation, School Facilities Project, 5.25%, 12/1/37, Callable 6/1/18 @ 100, Assured GTY	1,000	1,039
		1,908
General Obligations (59.4%)
Business & Public Services (0.2%):
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09, FGIC	220	229
County, City & Special District (11.5%):
Cleveland, 5.75%, 8/1/12, MBIA	875	960
Columbus, Series A, 5.00%, 12/15/12	5,000	5,436
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	268
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	798
Summit County, Series R
5.50%, 12/1/13, FGIC	250	279
5.50%, 12/1/16, FGIC	535	607
5.50%, 12/1/17, FGIC	930	1,058
5.50%, 12/1/18, FGIC	1,095	1,246
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,394
Warren County Special Assesment, 6.55%, 12/1/14	590	658
		12,704
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	686
Public Improvements (4.5%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	553
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,131
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,133
West Chester Township, Series A, 4.75%, 12/1/27, Callable 12/1/17 @ 100	220	223
		5,040
Schools & Educational Services (41.0%):
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,141
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,413
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	545
Brookfield Local School District, School Facilities Improvement, 5.25%, 1/15/36, Callable 1/15/18 @ 100, FSA	1,200	1,259
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,262
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,372
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,764
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	938
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,363

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	$355	$358
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	554
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,166
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,306
6.15%, 12/1/16, State Aid Withholding	600	703
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,615
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,725
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,179
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	32
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	3,000	3,329
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,284
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	251
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	635
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	794
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,394
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,501
Mount Healthy City School District, School Improvements, 5.00%, 12/1/25, Callable 6/1/18 @ 100, FSA	500	523
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	975
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,620
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,623
Sidney City School District, 4.70%, 12/1/11, FGIC	200	211
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,268
Springfield City School District, 4.50%, 12/1/11, FGIC	500	522
St. Mary's City School District, School Facilities Construction & Improvement, 5.00%, 12/1/35, Callable 6/1/18 @ 100, FSA	1,000	1,025
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,360
6.00%, 12/1/11, FGIC	2,255	2,496
		45,506
Transportation (1.0%):
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,106
Utilities (Sewers, Telephone, Electric) (0.6%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	285	338
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 6/20/08 @ 102, MBIA	320	327
		665
		65,936

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (33.2%)
Hospitals, Nursing Homes & Health Care (6.3%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	$500	$518
5.00%, 1/1/14	430	447
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,404
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,808
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,342
Montgomery County Revenue, Catholic Health, Series C1, 5.00%, 10/1/41, Callable 4/28/18 @ 100, FSA	1,500	1,514
		7,033
Housing (5.1%):
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 5/20/08 @ 100, MBIA FHA	725	726
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, FSA	695	729
5.00%, 4/1/22, Callable 4/1/17 @ 100, FSA	1,000	1,051
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,107
		5,613
Public Improvements (2.5%):
Cleveland State University General Receipt Revenue
4.50%, 6/1/26, Callable 6/1/13 @ 100, FSA (a)	520	515
4.50%, 6/1/28, Callable 6/1/13 @ 100, FSA (a)	350	342
4.75%, 6/1/33, Callable 6/1/13 @ 100, FSA (a)	875	867
4.75%, 6/1/36, Callable 6/1/13 @ 100, FSA (a)	390	384
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	641
		2,749
Schools & Educational Services (8.0%):
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	519
5.00%, 10/1/12, AMBAC	650	682
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,034
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,329
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	421
5.00%, 11/15/13	250	264
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	444
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	353

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	$600	$637
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	3,230	3,249
		8,932
Utilities (Sewers, Telephone, Electric) (8.0%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	312
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,021
Cleveland Public Power System Revenue, Series B
4.00%, 11/15/16, MBIA	200	202
4.00%, 11/15/17, MBIA	400	401
4.00%, 11/15/18, Callable 5/15/18 @ 100, MBIA	125	124
4.00%, 11/15/19, Callable 5/15/18 @ 100, MBIA	325	318
4.00%, 11/15/20, Callable 5/15/18 @ 100, MBIA	185	179
4.25%, 11/15/21, Callable 5/15/18 @ 100, MBIA	250	245
4.25%, 11/15/22, Callable 5/15/18 @ 100, MBIA	150	147
4.38%, 11/15/23, Callable 5/15/18 @ 100, MBIA	445	437
4.50%, 11/15/24, Callable 5/15/18 @ 100, MBIA	430	425
4.50%, 11/15/25, Callable 5/15/18 @ 100, MBIA	170	166
5.00%, 11/15/38, Callable 5/15/18 @ 100, MBIA	375	378
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	3,750	3,495
		8,850
Utilities — Water (3.3%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,303
Avon Lake Water System Revenue
Series A 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	450
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	476
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	693
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	750
		3,672
		36,849
Total Municipal Bonds (Cost $100,123)		104,693
Investment Companies (0.9%)
Touchstone Ohio Money Market, 2.33% (b)	993,522	994
Total Investment Companies (Cost $994)		994
Total Investments (Cost $101,117) — 95.2%		105,687
Other assets in excess of liabilities — 4.8%		5,370
NET ASSETS — 100.0%		$111,057

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

(a)  Security purchased on a "when-issued" basis.

(b)  Rate disclosed is the one day yield as of 4/30/08.

AMBAC — Insured by American Municipal Bond Assurance Corp.

FGIC — Insured by Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

FSA — Insured by Federal Security Assurance

GTY — Guaranty

MBIA — Insured by Municipal Bond Insurance Association

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $70,355 and $101,117)	$72,233	$105,687
Cash	50	50
Interest and dividends receivable	679	1,743
Receivable for capital shares issued	54	—
Receivable for investments sold	4,309	5,735
Receivable from Adviser	2	—
Prepaid expenses	13	11
Total Assets	77,340	113,226
LIABILITIES:
Payable for investments purchased	6,309	2,063
Payable for capital shares redeemed	51	—
Accrued expenses and other payables:
Investment advisory fees	32	50
Administration fees	5	8
Custodian fees	1	2
Accounting fees	1	2
Transfer agent fees	5	6
Trustee fees	1	1
Shareholder servicing fees	15	24
Other accrued expenses	7	13
Total Liabilities	6,427	2,169
NET ASSETS:
Capital	68,864	106,077
Accumulated undistributed net investment income	75	124
Accumulated undistributed net realized gains from investments	96	286
Net unrealized appreciation on investments	1,878	4,570
Net Assets	$70,913	$111,057
Net Assets
Class A Shares	$70,913	$111,057
Total	$70,913	$111,057
Shares (unlimited number of shares authorized with a par value of $0.001 per share)
Class A Shares	6,555	9,555
Total	6,555	9,555
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.82	$11.62
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.04	$11.86

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,467	$2,447
Dividend income	101	59
Total Income	1,568	2,506
Expenses:
Investment advisory fees	195	306
Administration fees	33	52
Shareholder servicing fees	89	139
Accounting fees	7	9
Custodian fees	7	9
Transfer agent fees	11	17
Trustees' fees	3	4
Legal and audit fees	5	8
Other expenses	21	21
Total Expenses	371	565
Expenses waived/reimbursed by Adviser	(16)	—
Net Expenses	355	565
Net Investment Income	1,213	1,941
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	159	330
Net change in unrealized appreciation/depreciation on investments	171	322
Net realized/unrealized gains from investments	330	652
Change in net assets resulting from operations	$1,543	$2,593

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,213	$2,443	$1,941	$3,931
Net realized gains (losses) from investment transactions	159	(88)	330	(86)
Net change in unrealized appreciation/depreciation on investments	171	(544)	322	(960)
Net increase from payments by Adviser	—	52	—	84
Change in net assets resulting from operations	1,543	1,863	2,593	2,969
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,205)	(2,444)	(1,947)	(3,922)
From net realized gains on investment transactions:
Class A Shares	—	(280)	—	(311)
Change in net assets resulting from distributions to shareholders	(1,205)	(2,724)	(1,947)	(4,233)
Change in net assets from capital transactions	(37)	3,125	(644)	17
Change in net assets	301	2,264	2	(1,247)
Net Assets:
Beginning of period	70,612	68,348	111,055	112,302
End of period	$70,913	$70,612	$111,057	$111,055
Accumulated undistributed net investment income	$75	$67	$124	$130
Capital Transactions:
Class A Shares
Proceeds from shares issued	$10,767	$23,072	$5,764	$14,883
Dividends reinvested	1,016	2,230	1,605	3,424
Cost of shares redeemed	(11,820)	(22,177)	(8,013)	(18,290)
Change in net assets from capital transactions	$(37)	$3,125	$(644)	$17
Share Transactions:
Class A Shares
Issued	996	2,136	496	1,287
Reinvested	95	207	139	296
Redeemed	(1,092)	(2,062)	(688)	(1,582)
Change in Shares	(1)	281	(53)	1

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.77	$10.89		$10.78	$11.06	$11.03	$10.96
Investment Activities:
Net investment income	0.18	0.37		0.35	0.30	0.29	0.28
Net realized and unrealized gains (losses) on investments	0.05	(0.08)		0.17	(0.14)	0.18	0.21
Total from Investment Activities	0.23	0.29		0.52	0.16	0.47	0.49
Distributions:
Net investment income	(0.18)	(0.37)		(0.35)	(0.30)	(0.29)	(0.28)
Net realized gains from investments	—	(0.04)		(0.06)	(0.14)	(0.15)	(0.14)
Total Distributions	(0.18)	(0.41)		(0.41)	(0.44)	(0.44)	(0.42)
Net Asset Value, End of Period	$10.82	$10.77		$10.89	$10.78	$11.06	$11.03
Total Return (excludes sales charge) (a)	2.19%	2.73	%(b)	5.01%	1.41%	4.35%	4.54%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$70,913	$70,612		$68,348	$67,298	$67,583	$82,889
Ratio of expenses to average net assets (c)	1.00%	1.00%		1.01%	1.01%	0.85%	0.85%
Ratio of net investment income to average net assets (c)	3.42%	3.39%		3.27%	2.73%	2.61%	2.54%
Ratio of expenses to average net assets (c) (d)	1.04%	1.04%		1.15%	1.24%	1.17%	1.16%
Ratio of net investment income to average net assets (c) (d)	3.38%	3.35%		3.13%	2.50%	2.29%	2.23%
Portfolio turnover	119%	139%		113%	104%	155%	173%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$11.56	$11.69		$11.74	$12.07	$12.10	$12.06
Investment Activities:
Net investment income	0.20	0.42		0.40	0.38	0.38	0.37
Net realized and unrealized gains (losses) on investments	0.06	(0.11)		0.09	(0.27)	0.07	0.12
Total from Investment Activities	0.26	0.31		0.49	0.11	0.45	0.49
Distributions:
Net investment income	(0.20)	(0.41)		(0.40)	(0.38)	(0.38)	(0.37)
Net realized gains from investments	—	(0.03)		(0.14)	(0.06)	(0.10)	(0.08)
Total Distributions	(0.20)	(0.44)		(0.54)	(0.44)	(0.48)	(0.45)
Net Asset Value, End of Period	$11.62	$11.56		$11.69	$11.74	$12.07	$12.10
Total Return (excludes sales charge) (a)	2.30%	2.77	%(b)	4.35%	0.95%	3.80%	4.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$111,057	$111,055		$112,302	$140,827	$172,041	$199,060
Ratio of expenses to average net assets (c)	1.02%	0.99%		1.06%	1.10%	1.13%	1.10%
Ratio of net investment income to average net assets (c)	3.49%	3.58%		3.45%	3.20%	3.17%	3.08%
Ratio of expenses to average net assets (c) (d)	1.02%	0.99%		1.06%	1.13%	1.13%	1.10%
Ratio of net investment income to average net assets (c) (d)	3.49%	3.58%		3.45%	3.17%	3.17%	3.08%
Portfolio turnover	42%	63%		56%	32%	68%	62%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  April 30, 2008

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995, as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Investment Grade Convertible Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

Investment Share Funds Classes Offered
Value Fund	Classes A, C, R and I
Stock Index Fund	Classes A and R
Established Value Fund	Classes A and R
Special Value Fund	Classes A, C, R and I
Small Company Opportunity Fund	Classes A, R and I
Focused Growth Fund	Classes A, C and R
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Fund	Classes A and I
Fund for Income	Classes A, C and R
National Municipal Bond Fund	Class A
Ohio Municipal Bond Fund	Class A

Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 impacts the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

Each Fund, with the exception of the Established Value Fund and Focused Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts:

The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and Investment Grade Convertible Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2008

  (Unaudited)

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. As of April 30, 2008, the Funds had no open options.

Credit Default Swap Agreements:

The Core Bond and Balanced Funds may engage in credit default swap transactions ("CDSs"). In a CDS, the "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of a CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund's ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of assets determined to be liquid by the Fund's investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.

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Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2008, the Funds had outstanding "when-issued" purchase commitments and segregated collateral as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund and Core Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), the Funds' custodian and an affiliate of Victory Capital Management Inc. ("VCM" or "the Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receive a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period April 30, 2008, KeyBank received $454 (amount in thousands) in total from the Trust for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral (maintained at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

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The following Funds loaned securities and received cash collateral with the following market values as of April 30, 2008 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
Value Fund	$32,527	$33,830	$39,039	$6
Established Value Fund	69,142	71,893	79,258	12
Special Value Fund	402,212	421,162	383,939	178
Small Company Opportunity Fund	99,860	104,658	107,493	37
Balanced Fund	8,155	8,414	14,008	10
Core Bond Fund	19,969	20,284	13,496	14

As of April 30, 2008, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Money Market Funds
Goldman Sachs FS Prime Obligation Fund, 2.45%	$25,714
Repurchase Agreements
Bank of America, 2.51%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $125,009 collateralized by $128,750 various Corporate securities, 4.62%-7.50%, 9/02/08-6/13/13, market value $127,111)	125,000
Deutsche Bank, 2.54%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $206,000 various Corporate securities, 5.59%-7.63%, 6/05/12-12/01/45, market value $202,476)	200,000
Goldman Sachs, 2.53%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $205,688 various Corporate securities, 5.25%-7.63%, 9/02/08-4/15/31, market value $203,142)	200,000
Greenwich Partners LLC, 2.52%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $150,010 collateralized by $154,503 various Corporate securities, 0.01%-3.13%, 5/09/08-5/19/08, market value $154,503)	150,000
HSBC Corp., 2.53%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $205,998 various Corporate securities, 5.25%-8.23%, 8/15/08-6/01/66, market value $203,262)	200,000
Lehman Brothers, 2.54%, 5/1/08 (Date of Agreement, 4/30/08, Proceeds at maturity $200,014 collateralized by $206,004 various Corporate securities, 5.00%-6.75%, 9/19/08-12/01/45, market value $202,493)	200,000
Total Market Value	$1,100,714

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, and the Investment Grade Convertible Fund. Dividends from net investment

Notes to Financial Statements — continued

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income are declared and paid monthly for the Balanced Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and paydowns) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or result of operations.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADR's by the Funds have been provided in accordance with each investments applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Notes to Financial Statements — continued

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3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2008 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securitites)	Sales (excluding U.S. Government Securitites)	Purchases of U.S. Government Securitites	Sales of U.S. Government Securitites
Value	$100,403	$107,313	$—	$—
Stock Index	969	4,257	—	—
Established Value	65,794	86,464	—	—
Special Value	1,020,049	814,145	—	—
Small Company Opportunity	175,421	161,414	—	—
Focused Growth	7,458	4,114	—	—
Balanced	88,532	82,113	52,287	58,652
Investment Grade Convertible	11,315	19,737	—	—
Core Bond	123,028	115,925	207,784	211,903
Fund for Income	—	—	82,730	79,185
National Municipal Bond	78,165	76,489	—	—
Ohio Municipal Bond	44,141	47,632	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees computed at the annual rate of 0.015% of the first $10 billion of the Trust and The Victory Variable Insurance Funds (collectively,the "Trusts") average daily net assets, 0.0113% of the Trusts' average net assets between $10 billion and $12.5 billion and 0.0025% of the Trusts' average net assets greater than $12.5 billion. Prior to January 1, 2008, KeyBank received custodian fees computed at an annual rate of 0.017% of the first $15 billion on the Trusts' average daily net assets and 0.0125% of the Trusts' average daily net assets over $15 billion. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Special Value Fund, Focused Growth Fund, and Investment Grade Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Core Bond Fund and the Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and the Ohio Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million,

Notes to Financial Statements — continued

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0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million. The investment advisory fees of the Small Company Opportunity Fund are computed at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the Funds average daily net assets greater than $500 million. The Adviser may use its resources to assist with Funds' distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi receives a complex level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts in excess of $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. For the period ended April 30, 2008, affiliates of the Adviser or the Funds earned $193 (amount in thousands).

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund. Financial institutions may include affiliates of the Adviser. For the period ended April 30, 2008, affiliates of the Adviser or the Funds earned $533 (amount in thousands).

Notes to Financial Statements — continued

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In addition, the Distributor and the Transfer Agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the period ended April 30, 2008, the Distributor received approximately $37 from commissions earned on sales of Class A Shares and the Transfer Agent received $10 from redemptions of Class C Shares of the Funds. A portion the commissions earned on Class A Shares were reallowed to dealers of the Funds' shares, including approximately $3 to affiliates of the Funds (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' Administrator, Sub-Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2008, the expense limits are as follows:

Fund	Class	Expense Limit
Value Fund	Class C Shares	2.00	%*
Special Value Fund	Class C Shares	2.20	%*
Special Value Fund	Class R Shares	2.00	%^
Balanced Fund	Class C Shares	2.00	%*
Balanced Fund	Class R Shares	2.00	%^
Fund for Income	Class C Shares	1.82	%*

*  In effect until at least February 28, 2014.

^  In effect until at least February 28, 2012.

The Adviser, Citi, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Waivers and reimbursements of any kind are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising The Victory Portfolios approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services Inc., ("BISYS") (BISYS was acquired by Citi on August 1, 2007) and VCM, the sub-administrator and investment adviser, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time incurred. Under the terms of the agreement, the sub-administrator and the investment adviser will pay an aggregate of approximately $13.3 million (inclusive of the amounts already paid on December 1, 2006). The payment from Citi will be made on a date and pursuant to a distribution plan to be approved by the Securities and Exchange Commission ( the "SEC") in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. These amounts are disclosed as a payment by the Adviser in the Statements of Changes in Net Assets.

5.  Line of Credit:

The Trust have entered into a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption

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requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2008, the Funds paid approximately $80 (amount in thousands) to KeyCorp for the line of credit fee. Each series of the Trust, including the Funds pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for the period was as follows (dollar amounts in thousands):

Fund	Average Loan		Average Rate
Value Fund	$26		4.34%
Established Value Fund	116		4.11%
Special Value Fund	134		4.53%
Small Company Opportunity Fund	75		4.02%
Focused Growth Fund	—	(a)	3.62%
Balanced Fund	6		3.66%
Investment Grade Convertible Fund	50		4.48%
Core Bond Fund	17		3.64%
Ohio Municipal Bond Fund	3		5.40%

(a) Rounds to less than $1,000

The Investment Grade Convertible Fund had a loan outstanding on April 30, 2008 of $215 (amount in thousands) at a rate of 3.30%.

6.  Concentration of Credit Risk:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

7.  Federal Income Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$12,287	$21,663	$33,950	$—	$33,950
Stock Index Fund	1,085	—	1,085	—	1,085
Established Value Fund	816	49,416	50,232	—	50,232
Special Value Fund		15,301	12,279	27,580	27,580
Small Company Opportunity Fund	6,429	21,677	28,106	—	28,106
Balanced Fund	2,408	1,334	3,742	—	3,742
Investment Grade Convertible Fund	1,724	143	1,867	—	1,867
Core Bond Fund	7,635	—	7,635	—	7,635
Fund for Income	17,808	—	17,808	—	17,808
National Municipal Bond Fund	196	84	280	2,444	2,724
Ohio Municipal Bond Fund	171	150	321	3,912	4,232

Notes to Financial Statements — continued

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The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
Value Fund	$1,025	$—	$1,025	$—	$1,025
Stock Index Fund	1,074	—	1,074	—	1,074
Established Value Fund	3,226	27,749	30,975	—	30,975
Special Value Fund	12,885	8,421	21,306	—	21,306
Small Company Opportunity Fund		333	14,568	14,901	14,901
Balanced Fund	2,125	—	2,125	—	2,125
Investment Grade Convertible Fund	833	—	833	—	833
Core Bond Fund	8,187	—	8,187	—	8,187
Fund for Income	19,001	—	19,001	—	19,001
National Municipal Bond Fund	350	54	404	2,188	2,592
Ohio Municipal Bond Fund	661	1,048	1,709	4,407	6,116

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Value Fund	$—	$11,735	$9,486	$—	$—	$27,625	$48,846
Stock Index Fund	—	61	—	—	(44,931)	41,942	(2,928)
Established Value Fund	—	349	30,947	—	—	105,122	136,418
Special Value Fund	—	43,982	14,117	—	—	111,428	169,527
Small Company Opportunity Fund	—	1,827	15,300	—	—	16,190	33,317
Focused Growth	—	—	—	—	(116)	2,057	1,941
Balanced Fund		6,413	7,346	—	—	13,231	26,990
Investment Grade Convertible Fund	—	1,312	4,050	—	—	7,103	12,465
Core Bond Fund	—	482	—	—	(11,698)	(285)	(11,501)
Fund for Income	—	677	—	—	(49,966)	(3,994)	(53,283)
National Municipal Bond Fund	67	—	—	—	(96)	1,740	1,711
Ohio Municipal Bond Fund	129	—	—	—	(81)	4,286	4,334

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses wash sales and the difference between book and tax amortization methods for premium and market discount.

Notes to Financial Statements — continued

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As of October 31, 2007, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
Stock Index Fund	$—	$—	$39,594	$5,337	$—	$—	$—	$—	$44,931
Focused Growth	—	—	—	—	—	—	116	—	116
Core Bond Fund	1,915	—	1,297	—	—	3,857	4,629	—	11,698
Fund for Income	3,017	691	1,886	6,735	14,071	7,637	6,110	9,819	49,966
National Municipal Bond Fund	—	—	—	—	—	—	—	96	96
Ohio Municipal Bond Fund	—	—	—	—	—	—	—	81	81

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Fund	$224,515	$20,522	$(9,352)	$11,170
Stock Index	28,658	33,732	(921)	32,811
Established Value Fund	272,419	69,430	(9,373)	60,057
Special Value Fund	1,648,273	82,366	(46,837)	35,528
Small Company Opportunity Fund	418,186	29,636	(21,852)	7,784
Focused Growth Fund	9,268	1,309	(95)	1,214
Balanced Fund	131,021	7,303	(5,581)	1,722
Investment Grade Convertible Fund	47,010	5,338	(3,010)	2,328
Core Bond Fund	194,066	771	(7,496)	(6,725)
Fund For Income	284,566	3,589	(2,329)	1,260
National Municipal Bond Fund	70,323	2,029	(119)	1,910
Ohio Municipal Bond Fund	101,079	4,829	(221)	4,608

8.  Subsequent Events:

Effective July 1, 2008, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trust, the Victory Variable Insurance Funds, and the Victory Institutional Funds (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective on or after July 1, 2008, the Line of Credit agreement between the Trusts and KeyCorp will also include the Victory Institutional Funds.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Value Fund
Class A Shares	$1,000.00	$907.80	$5.74	1.21%
Class C Shares	1,000.00	904.00	9.47	2.00%
Class R Shares	1,000.00	906.40	7.58	1.60%
Class I Shares	1,000.00	909.00	4.41	0.93%
Stock Index Fund
Class A Shares	1,000.00	900.20	3.31	0.70%
Class R Shares	1,000.00	899.20	4.25	0.90%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Established Value Fund
Class A Shares	$1,000.00	$952.00	$5.39	1.11%
Class R Shares	1,000.00	951.20	6.26	1.29%
Special Value Fund
Class A Shares	1,000.00	930.80	5.47	1.14%
Class C Shares	1,000.00	926.90	9.92	2.07%
Class R Shares	1,000.00	929.50	7.15	1.49%
Class I Shares	1,000.00	932.20	4.08	0.85%
Small Company Opportunity Fund
Class A Shares	1,000.00	948.60	6.73	1.39%
Class R Shares	1,000.00	947.60	7.80	1.61%
Class I Shares	1,000.00	950.10	5.09	1.05%
Focused Growth Fund
Class A Shares	1,000.00	900.00	6.61	1.40%
Class C Shares	1,000.00	896.40	9.90	2.10%
Class R Shares	1,000.00	898.50	7.79	1.65%
Balanced Fund
Class A Shares	1,000.00	940.70	5.55	1.15%
Class C Shares	1,000.00	936.30	9.63	2.00%
Class R Shares	1,000.00	938.20	7.71	1.60%
Class I Shares	1,000.00	942.20	3.86	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	954.80	6.08	1.25%
Class I Shares	1,000.00	956.30	4.86	1.00%
Core Bond
Class A Shares	1,000.00	994.60	3.97	0.80%
Class I Shares	1,000.00	995.90	2.73	0.55%
Fund for Income
Class A Shares	1,000.00	1,040.10	4.82	0.95%
Class C Shares	1,000.00	1,035.70	9.21	1.82%
Class R Shares	1,000.00	1,038.90	5.12	1.01%
National Municipal Bond Fund
Class A Shares	1,000.00	1,021.90	5.03	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,023.00	5.13	1.02%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Value Fund
Class A Shares	$1,000.00	$1,018.85	$6.07	1.21%
Class C Shares	1,000.00	1,014.92	10.02	2.00%
Class R Shares	1,000.00	1,016.91	8.02	1.60%
Class I Shares	1,000.00	1,020.24	4.67	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,021.38	3.52	0.70%
Class R Shares	1,000.00	1,020.39	4.52	0.90%
Established Value Fund
Class A Shares	1,000.00	1,019.34	5.57	1.11%
Class R Shares	1,000.00	1,018.45	6.47	1.29%
Special Value Fund
Class A Shares	1,000.00	1,019.19	5.72	1.14%
Class C Shares	1,000.00	1,014.57	10.37	2.07%
Class R Shares	1,000.00	1,017.45	7.47	1.49%
Class I Shares	1,000.00	1,020.64	4.27	0.85%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,017.95	6.97	1.39%
Class R Shares	1,000.00	1,016.86	8.07	1.61%
Class I Shares	1,000.00	1,019.64	5.27	1.05%
Focused Growth Fund
Class A Shares	1,000.00	1,017.90	7.02	1.40%
Class C Shares	1,000.00	1,014.42	10.52	2.10%
Class R Shares	1,000.00	1,016.66	8.27	1.65%
Balanced Fund
Class A Shares	1,000.00	1,019.14	5.77	1.15%
Class C Shares	1,000.00	1,014.92	10.02	2.00%
Class R Shares	1,000.00	1,016.91	8.02	1.60%
Class I Shares	1,000.00	1,020.89	4.02	0.80%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.65	6.27	1.25%
Class I Shares	1,000.00	1,019.89	5.02	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Core Bond
Class A Shares	$1,000.00	$1,020.89	$4.02	0.80%
Class I Shares	1,000.00	1,022.13	2.77	0.55%
Fund for Income
Class A Shares	1,000.00	1,020.14	4.77	0.95%
Class C Shares	1,000.00	1,015.81	9.12	1.82%
Class R Shares	1,000.00	1,019.84	5.07	1.01%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.89	5.02	1.00%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.79	5.12	1.02%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Value Fund	Victory Stock Index Fund

Victory Established Value Fund	Victory Special Value Fund

Victory Small Company Opportunity Fund	Victory Focused Growth Fund

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Victory Balanced Fund	Victory Investment Grade Convertible Fund

(a)  Rounds to less than 0.1%.

Victory Core Bond Fund	Victory Fund For Income

Victory National Municpal Bond Fund	Victory Ohio Municipal Bond Fund

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Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees (except as noted below) 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 56	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC (financial services consulting); President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 51	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton, 58	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-January 2003).	None.

Mr. John L. Kelly,† 55	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003)	None.

Dr. Thomas F. Morrissey, 74	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor II Funds (18 portfolios).

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

David C. Brown,*† 36	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004)	None.

Thomas W. Bunn,*† 54	Trustee	May 2008	Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005)	None.

*Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

†Messres Kelly, Brown and Bunn are not Trustees of The Victory Variable Insurance Funds or The Victory Institutional Funds, therefore, do not oversee the portfolios in those two registered investment companies that, together with the Trust, comprise the Victory Fund Complex.

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement") The Board approved the Agreement on behalf of all of the Funds at its regular meeting, which was called for that purpose, on December 5, 2007. The Board also considered information relating to the Agreement at a meeting on October 24-25, 2007. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In determining whether the compensation paid to the Adviser was fair and reasonable, the Board also considered, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of each Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that each Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed the following specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Value Fund:

With respect to the Value Fund, the Board compared the Fund's annual management fee of 0.84% to the median for the peer group and considered the fact that the fee was higher than the 0.76% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.97% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.95%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014 and had also agreed to a voluntary waiver and reimbursement, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered

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the fact that the Fund remained small at approximately $224 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group for the one-year, three-year and ten-year periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods except the one-year period.

Having concluded, among other things, that: (1) the Value Fund's management fee and annual expenses, though higher than their respective medians for the peer group, were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the Fund's expenses for some period of time; and (3) the Fund's performance had improved substantially for three of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's annual management fee of 0.34% to the median for the peer group and noted the fact that it was lower than the peer group's 0.35% median management fee. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.55% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was substantially higher than the peer group's 0.37%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively. The Board also considered the fact that, at approximately $69 million in assets, the Fund remained very small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group in each period except the ten-year period and that in the ten-year period, the Fund only slightly underperformed the peer group. The Board noted that the Fund had underperformed its benchmark index in each of the periods. The Board discussed with management its concern about the Fund's growth potential and high expenses.

Having concluded, among other things, that: (1) the Stock Index Fund's management fee was within the range of management fees of comparable mutual funds; (2) the Fund's higher expenses were partially attributable to the Fund's relatively small size; (3) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses while the Fund grew; and (4) the Fund had performed well compared to its peers during three of the four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.65% annual management fee to the median management fee for the peer group and considered the fact that the fee was significantly lower than the median management fee of 0.83% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.98% to the median total expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's median of 1.00%. The Board also considered the fact that, at approximately $279 million in assets, the Fund remained quite small. The Board then compared the Fund's Class A performance for the one-year, three-year and five year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund significantly outperformed the peer group in the one-year and three-year periods, but underperformed the peer group for the five-year period. The Board noted that the Fund had underperformed its benchmark index in each of the periods except the one-year period.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund's performance had improved substantially in the most recent one-year and three-year periods, as compared to its longer term performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

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Special Value Fund:

With respect to the Special Value Fund, the Board compared the Fund's 0.84% annual management fee to the median management fee for the peer group and considered the fact that the fee was the same as the median management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.00% to the comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median of 1.05%. The Board also considered the fact that the Adviser had contractually agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board also considered the fact that, at approximately $300 million in assets, the Fund remained small although it had almost doubled in size from the prior year. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund substantially outperformed the peer group for each of the periods. The Board noted that the Fund had also outperformed its benchmark index in each of the periods except the ten-year period.

Having concluded, among other things, that: (1) the Special Value Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during those periods; and (3) the Fund had performed well as compared with its peers during all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.94% annual management fee to the median management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median management fee of 0.84% for the peer group. The Board noted that shareholders had approved an advisory fee increase during the year which accounted for the management fee rising above the peer group median. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.10% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.21%. The Board also considered the fact that, at approximately $300 million in assets, the Fund remained small although its size had almost doubled during the year. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had underperformed its benchmark index in the one-year and three-year periods.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's management fee had recently been increased with the approval of shareholders; (2) the Fund's annual expenses were well within the range of expenses attributable to comparable mutual funds; (3) the Fund had outperformed the peer group during each of the periods reviewed; and (4) management had fulfilled its commitment to improve performance and increase assets; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Focused Growth Fund:

With respect to the Focused Growth Fund, the Board compared the Fund's 0.84% annual management fee to the median management fee charged to the funds in the peer groups and considered the fact that the fee was slightly lower than the median management fee of 0.85% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.13% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.18%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class R expenses exceeded 1.40%, 2.10% and 1.65%, respectively. The Board also considered the fact that, at approximately $6 million in assets, the Fund remained extremely small, although it had tripled in size since last year. The Board then compared the Fund's Class A performance for the one-year and three-year periods ended July 31, 2007 to that of the peer group

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for the same periods and considered the fact that the Fund had significantly outperformed the peer group in each period. The Board noted that the Fund had also outperformed its benchmark index in both periods.

Having concluded, among other things, that: (1) the Focused Growth Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had significantly outperformed its peer group and its benchmark index during each period reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

With respect to the Balanced Fund, the Board compared the Fund's 0.69% annual management fee to the median management fee charged to the funds in the peer group and considered the fact that the fee was lower than the median management fee of 0.73% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.93% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 0.98%. The Board also considered the fact that the Adviser had contractually agreed to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.00% and 2.00%, respectively, until February 28, 2014 and February 28, 2012, respectively, and had also agreed to a further voluntary waiver and reimbursement, excluding certain specified costs, for the Fund's Class R shares and a voluntary waiver and reimbursement for the Fund's Class I shares. The Board also considered the fact that, at approximately $132 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had underperformed its benchmark index in only the five-year and ten-year periods.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the expenses of those share classes; and (3) the Fund had performed well as compared with its peers during all four periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.84% annual management fee to the median management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median management fee of 0.70% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.11% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was higher than the peer group median of 0.88%. The Board also considered the fact that, at approximately $62 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted, however, that while the Fund had not performed well within its peer group, it had outperformed its benchmark index in each of the periods. The Board specifically discussed the Fund's expenses and performance with the Adviser and considered the fact that, unlike most of the funds in the peer group, the Fund's strategy was to provide a high quality, investment grade product that gave investors participation in the equity market together with the volatility of the bond market.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Fund's higher expenses were, for the most part, attributable to the Fund's relatively small size; (3) the Fund's underperformance as compared with its peer group was attributable to the Fund's quality oriented investment strategy; and (4) the Fund provided a competitive solution to the demand for a product within a

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The Victory Portfolios  April 30, 2008

  (Unaudited)

particular market niche; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Core Bond Fund:

With respect to the Core Bond Fund, the Board compared the Fund's 0.59% annual management fee to the median management fee of the funds in the peer group and considered the fact that the fee was the same as the median management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.57% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was lower than the peer group median of 0.72%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class I expenses exceeded 0.80% and 0.55%, respectively. The Board also considered the fact that, at approximately $163 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in the one-year period, but underperformed the peer group for the three-year, five-year and ten-year periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods. The Board gave consideration to the Adviser's contention that short-term performance had improved because of the change in the Fund's benchmark in 2005, and that long-term performance lagged because the Fund was previously managed against, and the performance was compared to, the old benchmark which tended to underperform the peer group.

Having concluded, among other things, that: (1) the Core Bond Fund's management fee, while higher than the median management fee for the peer group, was within the range of management fees attributable to comparable mutual funds; (2) the Fund's expenses were lower than the expenses attributable to comparable mutual funds; (3) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (4) the Fund's performance had significantly improved over the last year; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.63% annual management fee to the median management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median management fee of 0.55% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.78% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.60%. The Board also considered the fact that the Adviser had contractually agreed until February 28, 2014 to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 1.82%. The Board also considered the fact that, at approximately $282 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund had underperformed its benchmark index in each of the periods.

Having concluded, among other things, that: (1) the Fund for Income's management fee, though higher than the median management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses, while higher than the median expense ratio for the peer group, were within the range of expenses attributable to comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expenses through February 28, 2014 would provide stability to the Fund's expenses during that period; and (4) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

With respect to the National Municipal Bond Fund, the Board compared the Fund's 0.64% annual management fee to the median management fee for the peer group and considered the fact that the fee was higher than the

  Supplemental Information — continued
The Victory Portfolios  April 30, 2008

  (Unaudited)

median management fee of 0.60% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.76% to the median comparable expense ratio for the peer group and considered that the Fund's ratio was higher than the peer group median of 0.62%. The Board also considered the fact that the Adviser had voluntarily agreed to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A expenses exceeded 1.00%. The Board also considered the fact that, at approximately $71 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that the Fund had outperformed its benchmark index in the one-year and five-year periods, least underperformed the index in the three-year and ten-year periods.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's management fee, while higher than the peer group median, was within the range of management fees charged to comparable mutual funds; (2) the Fund's higher expenses were partially attributable to the Fund's relatively small size; (4) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (5) the Fund had outperformed its peers during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.64% annual management fee to the median management fee for the peer group and considered the fact that the fee was higher than the median management fee of 0.55% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.81% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was considerably higher than the peer group median of 0.55%. The Board also considered the fact that, at approximately $108 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2007 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in the three-year and five-year periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods reviewed.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's management fee, while higher than the peer group median, was within the range of management fees charged to comparable mutual funds; (2) the Fund's higher expenses were partially attributable to the Fund's relatively small size; (3) the Fund's performance had improved for the one-year period; and (4) the Fund had relatively good performance over the ten-year period as compared with its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

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  (Unaudited)

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts over the past two years to enhance investment results by, among other things, developing new portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VP-SEMI (4/08)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b)(1) Not applicable

(b)(2) Not applicable

(b)(3) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	June 27, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 27, 2008

* Print the name and title of each signing officer under his or her signature.